                                                    Registration No. 333-_______

    As filed with the Securities and Exchange Commission on January 18, 2008

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         ( ) PRE-EFFECTIVE AMENDMENT NO.

                        ( ) POST-EFFECTIVE AMENDMENT NO.

                               JOHN HANCOCK TRUST
               (Exact Name of Registrant as Specified in Charter)

                               601 Congress Street
                           Boston, Massachusetts 02210
                    (Address of Principal Executive Offices)

                                  617-663-3000
                  (Registrant's Area Code and Telephone Number)

                                John J. Danello
                                    Secretary
                               John Hancock Trust
                               601 Congress Street
                           Boston, Massachusetts 02210
                     (Name and Address of Agent for Service)

                                   Copies to:

                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Franklin Square
                               1300 I Street, N.W.
                                 Suite 300 West
                             Washington, D.C. 20005

     Title of securities being registered: shares of beneficial interest ($.01 par value) of the Registrant.

     Approximate date of proposed public offering: as soon as practicable after this Registration Statement becomes effective.

     No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) under the Investment Company Act of 1940.

     It is proposed that this filing become effective on February 17, 2008 pursuant to Rule 488.

                                     PART A

                           INFORMATION REQUIRED IN THE
                           PROXY STATEMENT/PROSPECTUS

                               JOHN HANCOCK TRUST
                               601 Congress Street
                        Boston, Massachusetts 02210-2805

                                                               February 28, 2008

Dear Variable Annuity and Variable Life Contract Owners:

          A Special Meeting of Shareholders of John Hancock Trust ("JHT") will be held at 601 Congress Street, Boston, Massachusetts 02210, on APRIL 14, 2008 AT 10:00 A.M., EASTERN TIME (the "Meeting").

          At the Meeting, shareholders of each of four series or funds of JHT -- the Dynamic Growth Trust, Growth & Income Trust, Quantitative Mid Cap Trust and U.S. Global Leaders Growth Trust (each, an "Acquired Fund"), will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Plan") providing for the combination of that Acquired Fund into the corresponding series or fund of JHT listed below (each, an "Acquiring Fund") (the "Reorganization"):

ACQUIRED FUNDS                          CORRESPONDING ACQUIRING FUNDS
--------------                          -----------------------------
Dynamic Growth Trust               --   Mid Cap Stock Trust
Growth & Income Trust              --   Quantitative All Cap Trust
Quantitative Mid Cap Trust         --   Mid Cap Index Trust
U.S. Global Leaders Growth Trust   --   Blue Chip Growth Trust

          Under the Plan and with respect to each of the four combinations comprising the Reorganization: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate. As a result, each shareholder of an Acquired Fund will become a shareholder of the corresponding Acquiring Fund. The total value of all shares of each Acquiring Fund issued in the Reorganization will equal the total value of the net assets of its corresponding Acquired Fund. The number of full and fractional shares of an Acquiring Fund received by a shareholder of an Acquired Fund will be equal in value to the value of that shareholder's shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange on the closing date of the Reorganization. Holders of Series I, Series II and NAV shares, as applicable, of the Acquired Funds will receive, respectively, Series I, Series II and NAV shares of the Acquiring Funds. If approved by shareholders of the Acquired Funds, the Reorganization is expected to occur as of the close of regularly scheduled trading on the New York Stock Exchange on April 25, 2008. All share classes of each Acquired Fund will vote in the aggregate and not by class with respect to the proposed Reorganization as to that Fund.

          The Board of Trustees of JHT has unanimously approved the Reorganization and believes that it will benefit shareholders of the Acquired Funds. The Reorganization will permit shareholders of the Acquired Funds to pursue substantially the same, substantially similar or broadly similar (in the case of the combination of the Quantitative Mid Cap Trust, an actively managed fund, into the Mid Cap Index Trust, an index fund) investment objectives and strategies as shareholders of the corresponding Acquiring Funds and, in each of the combinations except that involving the Growth & Income Trust, the Acquired and Acquiring Funds have the same investment subadviser. Each of the Acquiring Funds has, in recent or for longer periods (through September 30, 2007), outperformed its corresponding Acquired Fund as well as its own benchmark index and/or peer group average. Except for the Blue Chip Growth Trust, the Acquiring Funds have, or at the time of or immediately following the Reorganization are expected to have, substantially the same or lower advisory fees and overall expense ratios than their corresponding Acquired Funds, and in each combination the combined Funds are expected to have improved prospects for growth and efficient management.

          The value of your investment will not be affected by the Reorganization. Furthermore, the combinations involving the Dynamic Growth and Growth & Income Trusts are expected to qualify as tax-free reorganizations for federal income tax purposes and, although the combinations involving the

Quantitative Mid Cap and U.S. Global Leaders Growth Trusts are not expected to so qualify, these transactions are not expected to be taxable events for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of those Funds. In view of the expected relative benefits of the Reorganization to each Acquired Fund and its corresponding Acquiring Fund and their respective shareholders, the expenses of each combination will be borne by the Acquired Fund, except that, in the case of the combination involving the Growth & Income Trust, such expenses will be borne by the Acquired and Acquiring Funds on a relative net asset basis.

          Wellington Management Company, LLP ("Wellington Management"), the subadviser to the Mid Cap Stock Trust, became the subadviser to the Dynamic Growth Trust effective December 14, 2007, and T. Rowe Price Associates, Inc. ("T. Rowe Price"), the subadviser to the Blue Chip Growth Trust, became the subadviser to the U.S. Global Leaders Growth Trust effective January 17, 2008. Consequently, each of these Acquired Funds and its corresponding Acquiring Fund have the same subadviser. JHT IS NOT REQUIRED TO OBTAIN SHAREHOLDER APPROVAL, AND IS NOT REQUESTING THAT YOU GIVE VOTING INSTRUCTIONS, WITH RESPECT TO THESE SUBADVISER CHANGES. The enclosed Proxy Statement/Prospectus, however, provides information about Wellington Management, T. Rowe Price and these new subadvisory arrangements.

                                      * * *

          Although you are not a shareholder of JHT, your purchase payments and the earnings on such purchase payments under your variable annuity or variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) ("JHLICO (U.S.A.)"), John Hancock Life Insurance Company of New York ("JHLICO New York"), John Hancock Life Insurance Company ("JHLICO") and John Hancock Variable Life Insurance Company ("JHVLICO") are invested in subaccounts of separate accounts established by these companies, and each subaccount invests in shares of one of JHT's Funds. You have the right to instruct these insurance companies, as appropriate, how to vote the shares of the Acquired Funds attributable to your contract as of February 15, 2008, the record date for the Meeting. JHLICO (U.S.A.), JHLICO New York, JHLICO and JHVLICO will vote all shares of each Acquired Fund issued to such companies in proportion to the timely voting instructions with respect to that Fund received from owners of contracts participating in separate accounts registered under the Investment Company Act of 1940, as amended.

          Enclosed you will find a Notice of Special Meeting of Shareholders, a Proxy Statement/ Prospectus for JHT, and a Voting Instructions Form. The Proxy Statement/Prospectus provides background information and describes in detail the matters to be voted on at the Meeting.

          THE BOARD HAS UNANIMOUSLY VOTED IN FAVOR OF THE PROPOSED REORGANIZATION AND RECOMMENDS THAT YOU GIVE VOTING INSTRUCTIONS FOR ITS APPROVAL.

          IN ORDER FOR SHARES TO BE VOTED AT THE MEETING BASED ON YOUR INSTRUCTIONS, WE URGE YOU TO READ THE PROXY STATEMENT/PROSPECTUS AND THEN COMPLETE AND MAIL YOUR VOTING INSTRUCTIONS FORM IN THE ATTACHED POSTAGE-PAID ENVELOPE, ALLOWING SUFFICIENT TIME FOR ITS RECEIPT BY APRIL 13, 2008. TO GIVE VOTING INSTRUCTIONS BY TOUCH-TONE TELEPHONE OR VIA THE INTERNET, FOLLOW THE INSTRUCTIONS ON THE VOTING INSTRUCTIONS FORM.

          If you have any questions regarding the Reorganization, please call one of the following numbers:

               --For JHLICO (U.S.A.) variable annuity contracts: (800) 344-1029
               --For JHLICO (U.S.A.) variable life contracts:    (800) 827-4546
               --For JHLICO New York variable annuity contracts: (800) 551-2078
               --For JHLICO New York variable life contracts:    (888) 267-7784
               --For JHLICO and JHVLICO contracts:               (800) 824-0335

                                        Sincerely,


                                        /s/ JOHN  J. DANELLO
                                        John J. Danello
                                        Secretary
                                        John Hancock Trust

                               JOHN HANCOCK TRUST
                               601 Congress Street
                        Boston, Massachusetts 02210-2805

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO THE SHAREHOLDERS OF THE DYNAMIC GROWTH TRUST, GROWTH & INCOME TRUST,
       QUANTITATIVE MID CAP TRUST AND U.S. GLOBAL LEADERS GROWTH TRUST:

          Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of the Dynamic Growth Trust, Growth & Income Trust, Quantitative Mid Cap Trust and U.S. Global Leaders Growth Trust, each a separate series or fund of John Hancock Trust ("JHT"), will be held at 601 Congress Street, Boston, Massachusetts 02210, on APRIL 14, 2008 AT 10:00 A.M., EASTERN TIME. A Proxy Statement/Prospectus providing information about the following proposals to be voted on at the Meeting is included with this notice.

Proposal 1   Approval of Agreement and Plan of Reorganization providing for the combination of the Dynamic Growth Trust into the Mid Cap Stock
             Trust.

                  (Only shareholders of the Dynamic Growth Trust will vote on the Proposal)

Proposal 2   Approval of Agreement and Plan of Reorganization providing for the combination of the Growth & Income Trust into the Quantitative All
             Cap Trust.

                  (Only shareholders of the Growth & Income Trust will vote on the Proposal)

Proposal 3   Approval of Agreement and Plan of Reorganization providing for the combination of the Quantitative Mid Cap Trust into the Mid Cap
             Index Trust.

                  (Only shareholders of the Quantitative Mid Cap Trust will vote on the Proposal)

Proposal 4   Approval of Agreement and Plan of Reorganization providing for the combination of the U.S. Global Leaders Growth Trust into the Blue
             Chip Growth Trust.

                  (Only shareholders of the U.S. Global Leaders Growth Trust will vote on the Proposal)

             Any other business that may properly come before the Meeting.

          THE BOARD OF TRUSTEES OF JHT RECOMMENDS THAT SHAREHOLDERS VOTE FOR EACH PROPOSAL.

          Approval of each proposal will require the affirmative vote of the holders of at least a "Majority of the Outstanding Voting Securities" (as defined in the accompanying Proxy Statement/Prospectus) of the applicable Acquired Fund.

          Each shareholder of record at the close of business on February 15, 2008 is entitled to receive notice of and to vote at the Meeting.

                                        Sincerely yours,


                                        /s/ JOHN J. DANELLO
                                        John J. Danello
                                        Secretary

February 28, 2008
Boston, Massachusetts

                               JOHN HANCOCK TRUST
                               601 Congress Street
                        Boston, Massachusetts 02210-2805

                           PROXY STATEMENT/PROSPECTUS
                         SPECIAL MEETING OF SHAREHOLDERS
                            TO BE HELD APRIL 14, 2008

                        RELATING TO THE COMBINATIONS OF:

           (1) THE DYNAMIC GROWTH TRUST INTO THE MID CAP STOCK TRUST;
       (2) THE GROWTH & INCOME TRUST INTO THE QUANTITATIVE ALL CAP TRUST;
      (3) THE QUANTITATIVE MID CAP TRUST INTO THE MID CAP INDEX TRUST; AND
    (4) THE U.S. GLOBAL LEADERS GROWTH TRUST INTO THE BLUE CHIP GROWTH TRUST

          This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Trustees (the "Board") of John Hancock Trust ("JHT") of proxies to be used at a Special Meeting of Shareholders of JHT to be held at 601 Congress Street, Boston, Massachusetts 02210, on APRIL 14, 2008, AT 10:00 A.M., EASTERN TIME (the "Meeting").

          At the Meeting, shareholders of each of four series or funds of JHT -- the Dynamic Growth Trust, Growth & Income Trust, Quantitative Mid Cap Trust and U.S. Global Leaders Growth Trust (each, an "Acquired Fund"), will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Plan") providing for the combination of the Acquired Fund into the corresponding JHT fund listed below (each, an "Acquiring Fund") (each a "Combination" and collectively the "Reorganization"):

ACQUIRED FUNDS                          CORRESPONDING ACQUIRING FUNDS
--------------                          -----------------------------
Dynamic Growth Trust               --   Mid Cap Stock Trust
Growth & Income Trust              --   Quantitative All Cap Trust
Quantitative Mid Cap Trust         --   Mid Cap Index Trust
U.S. Global Leaders Growth Trust   --   Blue Chip Growth Trust

          Under the Plan and with respect to each of the four Combinations comprising the Reorganization: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate. As a result, each shareholder of an Acquired Fund will become a shareholder of the corresponding Acquiring Fund. The total value of all shares of each Acquiring Fund issued in the Reorganization will equal the total value of the net assets of the corresponding Acquired Fund. The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder's shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange ("NYSE") on the closing date of the Reorganization (the "Exchange Date"). Holders of Series I, Series II and NAV shares, as applicable, of the Acquired Fund will receive, respectively, Series I, Series II and NAV shares of the Acquiring Fund. If approved by shareholders of an Acquired Fund, the Reorganization is expected to occur with respect to that Fund as of the close of regularly scheduled trading on the NYSE on April 25, 2008. All share classes of each Acquired Fund will vote in the aggregate and not by class. The terms and conditions of the Reorganization are more fully described below in this Proxy Statement/Prospectus and in the form of the Plan attached hereto as Appendix A.

          This Proxy Statement/Prospectus contains information shareholders should know before voting on the Reorganization. Please read it carefully and retain it for future reference. JHT's Annual and Semi-Annual Reports to Shareholders contain additional information about the investments of the Acquired and Acquiring Funds, and the Annual Report contains discussions of the market conditions and investment strategies that significantly affected such Funds during their fiscal year ended December 31, 2006. Copies of these reports may be obtained at no charge by calling the appropriate toll free number listed below.

          Wellington Management Company, LLP ("Wellington Management"), the subadviser to the Mid Cap Stock Trust, became the subadviser to the Dynamic Growth Trust effective December 14, 2007, and T. Rowe Price Associates, Inc. ("T. Rowe Price"), the subadviser to the Blue Chip Growth Trust, became the subadviser to the U.S. Global Leaders Growth Trust effective January 17, 2008. Consequently, each of these Acquired Funds and its corresponding Acquiring Fund have the same subadviser. JHT IS NOT REQUIRED TO OBTAIN SHAREHOLDER APPROVAL, AND IS NOT REQUESTING THAT YOU GIVE VOTING INSTRUCTIONS, WITH RESPECT TO THESE SUBADVISER CHANGES. This Proxy Statement/Prospectus, however, provides information about Wellington, T. Rowe Price and these new subadvisory arrangements.

          A Statement of Additional Information dated February 28, 2008 (the "SAI") relating to this Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Proxy Statement/Prospectus. Copies of the SAI may be obtained without charge by writing to JHT at the address noted above or by calling the appropriate toll free number listed below. If shareholders have any questions regarding the Reorganization, please call the appropriate toll free number listed below:

          --(800) 344-1029 (JHLICO (U.S.A.) variable annuity contracts); --(800) 827-4546 (JHLICO (U.S.A.) variable life contracts); --(800) 551-2078 (JHLICO New York variable annuity contracts); --(888) 267-7784 (JHLICO New York variable life contracts); or --(800) 824-0335 (JHLICO and JHVLICO contracts).

          JHT is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act") and files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied at the Public Reference Room of the SEC at 100 F Street, N.E., Washington, D.C. 20549 (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090). Such materials are also available on the SEC's EDGAR Database on its Internet site at www.sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to publicinfo@sec.gov or by writing to the SEC's Public Reference Room.

          THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        The date of this Proxy Statement/Prospectus is February 28, 2008.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
INTRODUCTION.............................................................
OVERVIEW OF THE REORGANIZATION...........................................
PROPOSAL 1  Approval of Agreement and Plan of Reorganization providing for the Combination of the Dynamic Growth Trust into the
            Mid Cap Stock Trust.
            (Only shareholders of the Dynamic Growth Trust will vote
            on the Proposal)
PROPOSAL 2  Approval of Agreement and Plan of Reorganization providing for the Combination of the Growth & Income Trust into the
            Quantitative All Cap Trust.
            (Only shareholders of the Growth & Income Trust will vote
            on the Proposal)
PROPOSAL 3  Approval of Agreement and Plan of Reorganization providing for the Combination of the Quantitative Mid Cap Trust into the Mid Cap Index Trust.
            (Only shareholders of the Quantitative Mid Cap Trust will
            vote on the Proposal)
PROPOSAL 4  Approval of Agreement and Plan of Reorganization providing for the Combination of the U.S. Global Leaders Growth
            Trust into the Blue Chip Growth Trust.
            (Only shareholders of the U.S. Global Leaders Growth Trust will vote on the Proposal)
INFORMATION ABOUT THE REORGANIZATION.....................................
            Agreement and Plan of Reorganization.........................
            Reasons for the Reorganization...............................
            Board Consideration of the Reorganization....................
            Description of Securities to Be Issued.......................
            Federal Income Tax Consequences..............................
CAPITALIZATION...........................................................
ADDITIONAL INFORMATION ABOUT THE FUNDS...................................
           Subadvisers and Portfolio Managers ...........................
           Rule 12b-1 Fees...............................................
           Dividends and Distributions...................................
           Purchase and Redemption of Shares.............................
           Disruptive Short-Term Trading.................................
           Tax Matters...................................................
           Policy Regarding Disclosure of Portfolio Holdings.............
           Broker Compensation and Revenue Sharing Arrangements..........
ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND INVESTMENT
   POLICIES..............................................................
           Risks of Investing in Certain Types of Securities.............
           Hedging and Other Strategic Transactions......................
           Additional Investment Policies................................
NEW SUBADVISORY AGREEMENTS FOR THE DYNAMIC GROWTH TRUST AND
   U.S. GLOBAL LEADERS GROWTH TRUST......................................
VOTING INFORMATION.......................................................
OUTSTANDING SHARES AND SHARE OWNERSHIP...................................
FINANCIAL STATEMENTS.....................................................
LEGAL MATTERS............................................................
OTHER INFORMATION........................................................
APPENDIX A Form of Agreement and Plan of Reorganization..................
APPENDIX B Additional Information About Wellington Management............
APPENDIX C Additional Information About T. Rowe Price....................
APPENDIX D Financial Highlights..........................................

                                  INTRODUCTION

          This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of proxies to be used at the Meeting. The Board has designated February 15, 2008 as the record date for determining shareholders eligible to vote at the Meeting (the "Record Date"). All shareholders of record at the close of business on the Record Date are entitled to one vote for each share (and fractional votes for fractional shares) of limited liability company interest of JHT held.

          JHT. JHT is a Massachusetts business trust which is a no-load open-end investment company, commonly known as a mutual fund, registered under the 1940 Act. JHT currently offers 112 separate series or funds (each a "Fund"), including the Acquired and Acquiring Funds. JHT does not sell its shares directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts ("variable contracts"), certain entities affiliated with the insurance companies and other Funds of JHT which operate as funds-of-funds.

          INVESTMENT MANAGEMENT. John Hancock Investment Management Services, LLC ("JHIMS" or the "Adviser") serves as investment adviser to JHT and to each Fund that has an adviser, including the Acquired and Acquiring Funds. Pursuant to an investment advisory agreement with JHT dated May 1, 1999, as amended (the "Advisory Agreement"), JHIMS is responsible for, among other things, administering the business and affairs of JHT and selecting, contracting with, compensating and monitoring the investment subadvisers that manage the investment and reinvestment of the assets of the Funds pursuant to subadvisory agreements with JHIMS. JHIMS is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Each of the subadvisers to the Acquired and Acquiring Funds is also registered as an investment adviser under the Advisers Act.

          THE DISTRIBUTOR. John Hancock Distributors, LLC ("JH Distributors") serves as JHT's distributor.

          The offices of JHIMS and JH Distributors are located at 601 Congress Street, Boston, Massachusetts 02210, and their ultimate parent entity is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the United States.

          CONVERSION OF JHT. Shareholders of JHT have approved a Plan of Conversion providing for the conversion of JHT from a Massachusetts business trust to a Delaware limited liability company (the "Conversion"). It is currently expected that the Conversion will take place pursuant to the Plan of Conversion and with the effect provided for in Section 18-214 of the Delaware Limited Liability Company Act (the "DLLC Act") on or about April 28, 2008. At the effective time of the Conversion, JHT will change its name to John Hancock Variable Insurance Portfolios, LLC ("JHVIP"), and, pursuant to Section 18-214(g) of the DLLC Act, for all purposes of the laws of the State of Delaware, JHVIP will be deemed to be the same entity as JHT, and the conversion will constitute the continuation of the existence of JHT in the form of a Delaware limited liability company.

                         OVERVIEW OF THE REORGANIZATION

          At its meeting held on December 13-14, 2007, the Board, including all the Trustees who are not "interested persons" (as defined in the 1940 Act) of JHT or the Adviser (the "Independent Trustees"), approved the Plan providing for the Combination of each Acquired Fund into its corresponding Acquiring Fund. The Reorganization contemplates, with respect to each Combination: (i) the transfer of all the assets, subject to all of the liabilities, of the Acquired Fund to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund;
(ii) the distribution to shareholders of the Acquired Fund of the shares of the Acquiring Fund; and (ii) the liquidation and termination of the Acquired Fund.

          As a result of the Reorganization, shareholders of the Acquired Funds will become shareholders of the corresponding Acquiring Funds. In each Combination, the Acquiring Fund will issue a number of shares with a total value equal to the total value of the net assets of its corresponding Acquired Fund, and each shareholder of the Acquired Fund will receive a number of full and fractional shares of the Acquiring Fund with a total value equal to the total value of that shareholder's shares of the Acquired Fund, as of the close of regularly scheduled trading on the NYSE on the closing date of the Reorganization (the "Exchange Date"). Holders of Series I, Series II and NAV shares, as applicable, of an Acquired Fund will receive, respectively, Series I, Series II and NAV shares of the corresponding Acquiring Fund.

          The Reorganization will permit shareholders of the Acquired Funds to pursue substantially the same, substantially similar or broadly similar (in the case of the combination of the Quantitative Mid Cap Trust, an actively managed fund, into the Mid Cap Index Trust, an index fund) investment objectives and strategies as shareholders of the corresponding Acquiring Funds and, in each of the combinations except that involving the Growth & Income Trust, the Acquired and Acquiring Funds have the same investment subadviser. Each of the Acquiring Funds has, in recent or for longer periods (through September 30, 2007), outperformed its corresponding Acquired Fund as well as its own benchmark index and/or peer group average. Except for the Blue Chip Growth Trust, the Acquiring Funds have, or at the time or immediately following the Reorganization are expected to have, substantially the same or lower advisory fees and overall expense ratios than their corresponding Acquired Funds, and in each combination the combined Funds are expected to have improved prospects for growth and efficient management.

          The factors that the Board considered in deciding to approve the Reorganization and each Combination are discussed below under "Information About the Reorganization - Board Consideration of the Reorganization."

          Each of the Combinations of the Dynamic Growth Trust into the Mid Cap Stock Trust (Proposal 1) and the Growth & Income Trust into the Quantitative All Cap Trust (Proposal 2) will qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Although each of the other two Combinations - the Quantitative Mid Cap Trust into the Mid Cap Index Trust (Proposal 3) and the U.S. Global Leaders Growth Trust into the Blue Chip Growth Trust (Proposal 4) - will not so qualify, they will not be taxable events for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of those Funds. See "Information About the Reorganization -- Federal Income Tax Consequences."

          In order to qualify as a tax-free reorganization, a business combination must satisfy, among other tests, a "continuity of business enterprise" ("COBE") test. Generally, this means that an acquiring entity must either continue the historic business of the acquired entity or use a significant portion of the acquired entity's historic assets in a business. The Combination under Proposal 3 will not satisfy this test because of significant differences between the investment strategies and portfolio securities of the Acquired Fund, an actively managed fund, and the Acquiring Fund, an index fund, which will require the Acquired Fund to sell substantially all of its portfolio securities before the Combination and preclude the Acquiring Fund from continuing the historic business of the Acquired Fund or using a significant portion of its assets after the Combination. In order for a business combination of the kind proposed here to qualify as a tax-free reorganization, the acquiring entity, in addition to satisfying the COBE and other tests, must acquire substantially all the acquired entity's assets. The Combination under Proposal 4 will not satisfy this test because the redemption of a substantial portion of the assets of the Acquired Fund in connection with Reorganization (see "Capitalization" below) will cause the Acquiring Fund to be treated as not having acquired substantially all the assets of the Acquired Fund.

          The Reorganization will not result in any material change in the purchase and redemption procedures followed with respect to the distribution of shares. See "Additional Information About the Funds - Purchase and Redemption of Shares."

          Shareholders will not incur directly any fee in connection with the Reorganization. However, in view of the expected relative benefits of the Reorganization to each Acquired Fund and its corresponding Acquiring Fund and their respective shareholders, the expenses of each Combination will be borne by the Acquired Fund, except that, in the case of the Combination involving the Growth & Income Trust, such expenses will be borne by the Acquired and Acquiring Funds on a relative net asset basis. Shareholders of (and variable contract owners participating in) these Funds will therefore bear indirectly their proportionate shares of such expenses. If the Reorganization is not consummated as to a Fund, the expenses of the Reorganization as to that Fund will be paid by JHIMS. In addition, to the extent that an Acquired Fund prior to the Reorganization disposes of portfolio securities which are not consistent with its corresponding Acquiring Fund's investment process, the Acquired Fund will incur brokerage commissions and other transaction costs in connection with such transactions, reducing the net asset value of its shares. Thus, these portfolio transitioning costs are expected to be substantial with respect to the Combination under Proposal 3 because, as stated above, the Quantitative Mid Cap Trust will sell substantially all of its portfolio securities prior to its Combination with the Mid Cap Index Trust.

                                   PROPOSAL 1

         APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
                   THE COMBINATION OF THE DYNAMIC GROWTH TRUST
                          INTO THE MID CAP STOCK TRUST

                         OVERVIEW OF THE REORGANIZATION

          Shareholders of the Dynamic Growth Trust (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the Mid Cap Stock Trust (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS

         DYNAMIC GROWTH TRUST                      MID CAP STOCK TRUST
           (Acquired Fund)                          (Acquiring Fund)

           Approximate Net Assets as of December 31, 2007 (unaudited):

           $129.4 million *                           $1.3 billion

* This figure does not reflect a proposed redemption of approximately $24 million expected to take place in April 2008. See "Capitalization."

                               Investment Adviser:

                                      JHIMS

                             Investment Subadviser:

                             Wellington Management*

* Wellington Management was appointed subadviser to the Acquired Fund effective December 14, 2007, replacing its former subadviser, Deutsche Investment Management Americas Inc. ("DeAM"). See "Investment Management Fees/Subadvisory Arrangements" below.

                              Investment Objective:

To seek long-term growth of capital.    To seek long-term growth of capital.

                         Principal Investment Strategy:

Under normal market conditions, the     Under normal market conditions, the Fund
Fund invests at least 80% of its net    invests at least 80% of its net assets
assets in stocks and other equity       (plus any borrowings for investment
securities of medium-sized U.S.         purposes) in equity securities of
companies with strong growth            medium-sized companies with significant
potential that are within the market    capital appreciation potential. For the
capitalization range, at the time of    Fund, "medium-sized companies" are those
investment, of either the Russell       with

         DYNAMIC GROWTH TRUST                      MID CAP STOCK TRUST
           (Acquired Fund)                          (Acquiring Fund)
MidCap Growth Index or the S&P MidCap   market capitalizations within the
400 Index. As of October 31, 2007,      collective market capitalization range
the average market capitalization of    of companies represented in either the
companies in the Russell MidCap         Russell MidCap Index ($849 million to
Growth Index ranged from $835 million   $20.77 billion as of February 28, 2007)
to $31.12 billion and of companies in   or the S&P MidCap 400 Index ($340
the S&P MidCap 400 Index from $340      million to $12.34 billion as of October
million to $12.34 billion.              31, 2007).

The subadviser believes these           The subadviser's investment approach is
medium-sized companies contain the      based primarily on proprietary
greatest concentration of businesses    fundamental analysis. Fundamental
with significant growth prospects.      analysis involves the assessment of a
The subadviser focuses on individual    company through such factors as its
security selection rather than          business environment, management,
industry selection. The subadviser      balance sheet, income statement,
uses an active process which combines   anticipated earnings, revenues and other
financial analysis with company         related measures of value.
visits to evaluate management and
strategies. The subadviser may invest   In analyzing companies for investment,
in internet related companies.          the subadviser looks for, among other
                                        things, a strong balance sheet, strong
The Fund may invest in convertible      earnings growth, attractive industry
securities when it is more              dynamics, strong competitive advantages
advantageous than investing in a        (e.g., great management teams), and
company's common stock. The Fund may    attractive relative value within the
also invest up to 25% of its net        context of a security's primary trading
assets in stocks and other securities   market.
of foreign companies.
                                        Securities are sold when the investment
                                        has achieved its intended purpose, or
Company research lies at the heart of   because it is no longer considered
the subadviser's investment process.    attractive.
The subadviser uses a "bottom-up"
approach to picking securities. This    The Fund may invest up to 25% of its net
approach focuses on individual stock    assets in foreign securities.
selection rather than industry
selection.                              The Fund's investment process may, at
                                        times, result in a higher than average
The subadviser focuses on undervalued   Fund turnover ratio and increased
stocks with fast-growing earnings and   trading expenses.
superior near-to-intermediate term
performance potential. The subadviser
emphasizes individual selection of
medium-sized stocks across all
economic sectors, early in their
growth cycles and with the potential
to be the blue chips of the future.

The subadviser generally seeks
companies with leading or dominant
positions in their niche markets,
high rates of return on invested
capital and the ability to finance a
major part of future growth from
internal sources.

The Fund's investment process may, at
times, result in a higher than
average Fund turnover ratio and
increased trading expenses.

                          Hedging and Other Strategies:

Each Fund is authorized to use all of the various investment strategies referred to below under "Additional

         DYNAMIC GROWTH TRUST                      MID CAP STOCK TRUST
           (Acquired Fund)                          (Acquiring Fund)

Information about the Funds' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the SAI.

                         Temporary Defensive Investing:

In abnormal market conditions, each Fund may take temporary defensive measures, such as holding large amounts of cash and cash equivalents that are inconsistent with its primary investment strategy. In taking those measures, the Fund may not achieve its investment goals.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

          The investment objectives and principal strategies of the Acquired and Acquiring Funds are substantially the same in that both Funds seek long-term growth of capital by investing primarily in equity securities of medium-sized companies, selected on the basis of individual company analysis, both may invest up to 25% of net assets in securities of foreign companies and both pursue growth investing strategies. Moreover, the Funds have the same subadviser.

          The investment objective of each Fund may be changed by the Board without shareholder approval.

                         FEES AND EXPENSES OF THE FUNDS

          The following table sets forth the ratios of expenses to average net assets attributable to the Series I, Series II and NAV shares of the Acquired and Acquiring Funds for the year ended December 31, 2006, and the pro forma expense ratios of the Series I, Series II and NAV shares of the Acquiring Fund assuming that the Reorganization had occurred at the commencement of the year ended December 31, 2006, and based upon the fee arrangements that will be in place upon the consummation of the Reorganization. The expense ratios and examples below do not reflect the fees and expenses of any variable contract that may use JHT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios and shareholder expenses figures would be higher.

          ANNUAL FUND OPERATING EXPENSES
          (As a percentage of average daily net assets)

                                 DYNAMIC GROWTH TRUST         MID CAP STOCK TRUST          MID CAP STOCK TRUST
                                (Acquired Fund) (1)(3)          (Acquiring Fund)       (Acquiring Fund)(Pro Forma)
                              --------------------------   -------------------------   ---------------------------
                              SERIES I   SERIES II   NAV   SERIES I  SERIES II   NAV    SERIES I  SERIES II   NAV
                              --------   ---------  ----   --------  ---------  ----    --------  ---------  ----
MANAGEMENT FEES                 0.90%      0.90%    0.90%   0.84%      0.84%    0.84%    0.84%      0.84%    0.84%
12B-1 FEES                      0.05%      0.25%    0.00%   0.05%      0.25%    0.00%    0.05%      0.25%    0.00%
OTHER EXPENSES (2)              0.06%      0.06%    0.06%   0.04%      0.04%    0.04%    0.04%      0.04%    0.04%
TOTAL OPERATING EXPENSES (3)    1.01%      1.21%    0.96%   0.93%      1.13%    0.88%    0.93%      1.13%    0.88%

----------
(1) The advisory fee rates for the Acquired Fund changed during the fiscal year ended December 31, 2006. Expenses shown in the table assume this change was in effect for the entire fiscal year.

(2) The Adviser has agreed to reduce its advisory fee for a class of shares of the Acquired or Acquiring Fund (or if necessary reimburse such class) in an amount equal to the amount by which the Expenses of such class exceed 0.50%. "Expenses" means all the expenses of a class excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Fund. This voluntary expense limitation may be terminated at any time.

(3) JHT has been advised that certain unregistered separate accounts of John Hancock insurance companies intend to redeem approximately $24 million from the Acquired Fund in April 2008, prior to the Effective Time of the Reorganization. If this redemption had taken place at the commencement of the fiscal year ended December 31, 2006, the estimated Total Operating Expenses for each class of shares of the Acquired Fund, based on the amount of assets in the Fund after the redemption, would have been: Series I shares - 1.01%; Series II shares - 1.21%; and NAV shares -0.96%; and the pro forma Total Operating Expenses for each class of shares of the Acquiring Fund would have been: Series I shares - 0.93%; Series II shares - 1.13%; and NAV shares - 0.88%.

     EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the Series I, Series II and NAV shares of the Acquired and Acquiring Funds. The examples assume that a shareholder invests $10,000 in the particular Fund for the time periods indicated and redeems all of the shares at the end of those periods. The examples also assume that a shareholder's investment has a 5% return each year and that each Fund's operating expense levels remain the same as those set forth in the expense table above. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                   DYNAMIC GROWTH TRUST            MID CAP STOCK TRUST             MID CAP STOCK TRUST
                  (Acquired Fund) (1)(3)             (Acquiring Fund)          (Acquiring Fund)(Pro Forma)
              -----------------------------   -----------------------------   -----------------------------
              SERIES I   SERIES II     NAV    SERIES I   SERIES II     NAV    SERIES I   SERIES II     NAV
              --------   ---------   ------   --------   ---------   ------   --------   ---------   ------
ONE YEAR       $  103      $  123    $   98    $   95     $  115     $   90    $   95      $  115    $   90
THREE YEARS    $  322      $  384    $  306    $  296     $  359     $  281    $  296      $  359    $  281
FIVE YEARS     $  558      $  665    $  531    $  515     $  622     $  488    $  515      $  622    $  488
TEN YEARS      $1,236      $1,466    $1,178    $1,143     $1,375     $1,084    $1,143      $1,375    $1,084

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

          In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because the Funds have substantially the same investment objectives and principal strategies as described above, they have substantially the same risks. The risks of investing in the Funds include the following:

Risks Applicable to both Funds:

-    Active Management Risk

-    Equity Securities Risk

(including growth investing risk)

-    Foreign Securities Risk

-    High Portfolio Turnover Risk

-    Small and Medium Size Company Risk

-    Issuer Risk

-    Liquidity Risk

          Each of these risks is described below under "Additional Information About the Funds' Principal Risks and Investment Policies" and in the SAI under "Risk Factors."

               INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS

          Under JHT's investment advisory agreement with respect to the Acquired and Acquiring Funds, each pays the investment adviser, JHIMS, a management fee that is computed separately for each Fund. The fee for each Fund is accrued and paid daily and is determined by applying the daily equivalent of an annual fee rate to the net assets of the Fund. The annual fee rate is calculated each day by applying the annual percentage rates in the table below to the indicated portions of Aggregate Net Assets of the Fund and dividing the sum so determined by Aggregate Net Assets. As indicated in the notes to the table below, "Aggregate Net Assets" may include, in addition to the net assets of the Fund, the net assets of a corresponding series or fund of John Hancock Funds II ("JHF II") that is also advised by JHIMS and subadvised by the same subadviser as the Fund (but only for the period during which the subadviser serves as such to both the JHT Fund and the corresponding JHF II fund).

                           INVESTMENT MANAGEMENT FEES
                (AS A PERCENTAGE OF AGGREGATE NET ASSETS) (1)(2)

      DYNAMIC GROWTH TRUST (1)                  MID CAP STOCK TRUST (2)
           (Acquired Fund)                         (Acquiring Fund)

  0.900% of the first $250 million;        0.875% of the first $200 million;
  0.850% of the next $250 million;         0.850% of the next $300 million;
0.825% of the next $500 million; and    0.825% of the excess over $500 million.
0.800% of the excess over $1 billion.

----------
(1) The Aggregate Net Assets of the Acquired Fund include the net assets of that Fund and of the JHF II Dynamic Growth Fund. As of December 31, 2007, the JHF II Dynamic Growth Fund had no assets.

(2) The Aggregate Net Assets of the Acquiring Fund include the net assets of that Fund and of the JHF II Mid Cap Stock Fund. As of December 31, 2007, the JHF II Mid Cap Stock Fund had net assets of approximately $724,283,513.

          Wellington Management serves as the subadviser to both the Acquired and Acquiring Funds and is responsible for managing the investment and reinvestment of each Fund's assets. As compensation for its services, Wellington Management receives for each Fund a subadvisory fee from JHIMS which is determined by applying to the net assets of the Fund an annual percentage rate that is determined in a manner similar to that used for the advisory fees for the respective Funds as described above. THE SUBADVISORY FEE FOR EACH FUND IS PAID BY JHIMS OUT OF THE MANAGEMENT FEE IT RECEIVES FOR THE FUND AND IS NOT AN ADDITIONAL CHARGE TO THE FUND.

          Wellington Management became the subadviser to the Acquired Fund effective December 14, 2007, replacing its former subadviser, DeAM. For information regarding Wellington Management and this subadviser change, see "New Subadvisory Agreements for the Dynamic Growth Fund and U.S. Global Leaders Growth Fund." For additional information about Wellington Management, see Appendix B hereto. See also "Additional Information About the Funds - Subadvisers and Portfolio Managers."

          The Board's considerations in approving Wellington Management as the new subadviser to the Acquired Fund are described below under "New Subadvisory Agreements for the Dynamic Growth Trust and U.S. Global Leaders Growth Trust." A discussion of the basis of the Board's most recent approval of the continuation of advisory and subadvisory agreements is available in JHT's Semi-Annual Report to Shareholders for the six-month period ended June 30, 2007.

                                   PERFORMANCE

          Set forth below is a bar chart for each of the Acquired and Acquiring Funds and a comparative performance table which provide some indication of the risks of investing in the Funds. Performance information in the bar charts and performance table reflects all fees charged to the respective Funds such as advisory fees and all Fund expenses. Neither Fund charges a sales load or a surrender fee. The performance information does not reflect fees and expenses of any variable contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. Performance information for the fiscal year and other periods ended December 31, 2007 is unaudited. THE PAST PERFORMANCE OF A FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

          Bar Charts. The bar charts show changes in the performance of the Series I shares of each Fund over the last ten years or, if shorter, from the inception date of the Fund. For each Fund, the performance of Series I shares is higher than Series II performance because Series II shares are subject to higher Rule 12b-1 fees than Series I shares, and the performance of NAV shares is higher than Series I and Series II performance since NAV shares are not subject to Rule 12b-1 fees.

DYNAMIC GROWTH TRUST
(Acquired Fund) (Series I shares)

Best Quarter: Q2 '03, 16.05%
Worst Quarter: Q3 '01, -27.60%

[INSERT BAR CHART]

-40.2%  -28.4%  29.0%  10.0%  12.4%  11.0%  9.3%
2001    2002    2003   2004   2005   2006   2007

MID CAP STOCK TRUST

 (Acquiring Fund) (Series I shares)

Best Quarter:  Q4 '01, 20.74%
Worst Quarter:  Q1 '01, -23.64%

[INSERT BAR CHART]


-4.0%  -11.0%  -22.6%  42.3%  19.0%  14.6%  13.6%  23.6%
2000   2001    2002    2003   2004   2005   2006   2007

          Table. The following table shows, for the indicated periods ended December 31, 2007, the annualized total returns of the Series I, Series II and NAV shares of the Acquired and Acquiring Funds as well as the performance of certain indices which are broad measures of market performance.

                                                  ONE     FIVE     SINCE
                                                  YEAR   YEARS   INCEPTION
                                                 -----   -----   ---------
DYNAMIC GROWTH TRUST (1)
(Acquired Fund)                  Series I (2)     9.27%  14.12%  -7.97%(2)
                                 Series II (2)    9.18%  13.98%   7.04%(2)
                                 NAV(3)           9.44%    N/A   14.15%(3)
Russell MidCap Growth Index                      11.43%  17.90%    .83%(6)
MID CAP STOCK TRUST
(Acquiring Fund)                 Series I (4)    23.57%  22.19%   7.13%(4)
                                 Series II (4)   23.35%  21.94%  13.36%(4)
                                 NAV (5)         23.59%    N/A   20.22%(5)
Russell MidCap Growth Index                      11.43%  17.90%   5.80%(6)

----------
(1) Wellington Management became the subadviser to the Acquired Fund effective December 14, 2007. Performance shown includes results prior to this date.

(2) Series I shares of the Acquired Fund were first offered on May 1, 2000, and Series II shares of the Acquired Fund were first offered on January 28, 2002. Series II share performance presented for periods prior to January 28, 2002 represents the performance of Series I shares during those periods. Series I shares have lower expenses than Series II shares. Had the performance of Series II shares during these periods reflected Series II share expenses, this performance would have been lower.

(3) NAV shares of the Acquired Fund were first offered on April 29, 2005. NAV share performance presented for periods prior to April 29, 2005 represents the performance of Series I shares during those periods. Series I shares have higher expenses than NAV shares. Had the performance of NAV shares during these periods reflected NAV share expenses, this performance would have been higher.

(4) Series I shares of the Acquiring Fund were first offered on May 1, 1999, and Series II shares of the Acquiring Fund were first offered on January 28, 2002. Series II share performance presented for periods prior to January 28, 2002 represents the performance of Series I shares during those periods. Series I shares have lower expenses than Series II shares. Had the performance of Series II shares during these periods reflected Series II share expenses, this performance would have been lower.

(5) NAV shares of the Acquiring Fund were first offered on February 28, 2005. NAV share performance presented for periods prior to February 28, 2005 represents the performance of Series I shares during those periods. Series I shares have higher expenses than NAV shares. Had the performance of NAV shares during these periods reflected NAV share expenses, this performance would have been higher.

(6) The index return under "Since Inception" is calculated from the month end closest to the inception date of the Fund.

                                   PROPOSAL 2

         APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
                  THE COMBINATION OF THE GROWTH & INCOME TRUST
                       INTO THE QUANTITATIVE ALL CAP TRUST

                         OVERVIEW OF THE REORGANIZATION

          Shareholders of the Growth & Income Trust (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the Quantitative All Cap Trust (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS

        GROWTH & INCOME TRUST                  QUANTITATIVE ALL CAP TRUST
           (Acquired Fund)                          (Acquiring Fund)

           Approximate Net Assets as of December 31, 2007 (unaudited):

             $1.9 billion                            $406.5 million

                               Investment Adviser:

                                      JHIMS

                             Investment Subadvisers:

     Independence Investments LLC      MFC Global Investment Management (U.S.A.)
           ("Independence")                  Limited ("MFC Global U.S.A.")

                              Investment Objective:

To seek income and long-term capital    To seek long-term growth of capital.
appreciation.

                         Principal Investment Strategy:

Under normal market conditions, the     Under normal market conditions, the Fund
Fund invests at least 65% of its        invests at least 65% of its total assets
total assets in a diversified mix of    in equity securities of U.S. companies.
common stocks of large U.S.             The Fund will focus on equity securities
companies.                              of U.S. companies across the three
                                        market capitalization ranges of large,
The subadviser selects stocks that it   mid and small.
believes have improving fundamentals
and attractive valuations. Stocks are   The subadviser ranks stocks based on
purchased that appear to be             financial attributes, including
undervalued relative to their peers     earnings, valuation, growth and momentum
and to have improving earnings growth   using quantitative analysis.
prospects. The subadviser seeks to      (Quantitative analysis is the process of
maintain risk and sector                determining the value of a security by
characteristics similar to its market   examining its numerical, measurable
benchmark, the Russell 1000 Index.      characteristics such as revenues, price,
                                        earnings, valuation and growth and by
The Fund is a large cap stock Fund.     performing statistical and numerical
The subadviser normally invests at      analysis on this characteristic data).
least 65% (usually higher) of the       The management team will then use
Funds's total assets in                 fundamental

        GROWTH & INCOME TRUST                  QUANTITATIVE ALL CAP TRUST
           (Acquired Fund)                          (Acquiring Fund)

companies with market capitalizations   analysis to identify large-,mid- and
that are within the range of            small-cap companies with strong industry
capitalizations of the companies in     position, leading market share, proven
the Russell 1000 Index ($849 million    management and strong financials. Stocks
to $410.66 billion as of February 28,   meeting both fundamental and
2007) or the S&P 500 Index ($1.42       quantitative analysis will be considered
billion to $410.66 billion as of        for the Fund.
February 28, 2007).
                                        The Fund may invest in foreign
The Fund may invest in initial public   securities and may have exposure to
offerings (IPOs). The Fund may          foreign currencies through its
purchase other types of securities      investment in these securities, its
that are not primary investment         direct holdings of foreign currencies or
vehicles, for example: U.S. dollar      through its use of foreign currency
denominated foreign securities and      exchange contracts for the purchase or
American Depositary Receipts (ADRs),    sale of a fixed quantity of a foreign
certain ETFs, and certain derivatives   currency at a future date. Investments
(investments whose value is based on    in foreign securities may include
indices or other securities).           depositary receipts.

                                        The Fund may invest in or use the
                                        following derivatives for hedging
                                        purposes in a manner consistent with the investment objectives of the Fund and as permitted by applicable securities legislation: buying futures and S&P
                                        Depositary Receipts. Such use would
                                        include the hedging of significant cash
                                        flows into or out of the Fund.

                                        The Fund's investment process may, at
                                        times, result in a higher than average
                                        Fund turnover ratio and increased
                                        trading expenses.

                          Hedging and Other Strategies:

Each Fund is authorized to use all of the various investment strategies referred to below under "Additional Information about the Funds' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the SAI.

                         Temporary Defensive Investing:

In abnormal market conditions, each Fund may take temporary defensive measures, such as holding large amounts of cash and cash equivalents that are inconsistent with its primary investment strategy. In taking those measures, the Fund may not achieve its investment goals.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

          The investment objectives and principal strategies of the Acquired and Acquiring Funds are broadly similar in that both Funds seek long-term growth of capital or capital appreciation by investing at least 65% of total assets in equity securities of U.S. companies. Consistent with this percentage limitation, each Fund may also invest in foreign securities. The Funds differ principally in that the Acquired Fund emphasizes large-cap U.S. companies and pursues a value investing strategy, while the Acquired Fund invests across capitalization ranges in large-, medium- and small-cap U.S. companies.

          The investment objective of each Fund may be changed by the Board without shareholder approval.

                         FEES AND EXPENSES OF THE FUNDS

          The following table sets forth the ratios of expenses to average net assets attributable to the NAV shares of the Acquired and Acquiring Funds for the year ended December 31, 2006, and the pro forma expense ratios of the NAV shares of the Acquiring Fund assuming that the Reorganization had occurred at the commencement of the year ended December 31, 2006, and based upon the fee arrangements that will be in place upon the consummation of the Reorganization. The expense ratios and examples below do not reflect the fees and expenses of any variable contract that may use JHT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios and shareholder expenses figures would be higher.

          ANNUAL FUND OPERATING EXPENSES
          (As a percentage of average daily net assets)

                           GROWTH & INCOME TRUST   QUANTITATIVE ALL CAP TRUST    QUANTITATIVE ALL CAP TRUST
                              (Acquired Fund)         (Acquiring Fund) (1)      (Acquiring Fund)(Pro Forma)
                                   NAV                        NAV                           NAV
                           ---------------------   --------------------------   ---------------------------
MANAGEMENT FEES (1)                 0.67%                    0.67%                        0.67%
12B-1 FEES                          0.00%                    0.00%                        0.00%
OTHER EXPENSES (2)                  0.01%                    0.06%                        0.02%
TOTAL OPERATING EXPENSES            0.68%                    0.73%                        0.69%

----------
(1) The advisory fee rates for the Acquiring Fund will be reduced as of the Effective Time of the Reorganization. Expenses shown in the table assume this change was in effect for the entire fiscal year ended December 31, 2006.

(2) The Adviser has agreed to reduce its advisory fee for a class of shares of the Acquired or Acquiring Fund (or if necessary reimburse such class) in an amount equal to the amount by which the Expenses of such class exceed 0.50%. "Expenses" means all the expenses of a class excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Fund. This voluntary expense limitation may be terminated at any time.

     EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the Series I, Series II and NAV shares of the Acquired and Acquiring Funds. The examples assume that a shareholder invests $10,000 in the particular Fund for the time periods indicated and redeems all of the shares at the end of those periods. The examples also assume that a shareholder's investment has a 5% return each year and that each Fund's operating expense levels remain the same as those set forth in the expense table above. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

              GROWTH & INCOME TRUST   QUANTITATIVE ALL CAP TRUST    QUANTITATIVE ALL CAP TRUST
                 (Acquired Fund)           (Acquiring Fund)        (Acquiring Fund)(Pro Forma)
                       NAV                       NAV                           NAV
              ---------------------   --------------------------   ---------------------------
ONE YEAR               $ 69                      $ 75                          $ 70
THREE YEARS            $218                      $233                          $221
FIVE YEARS             $379                      $406                          $384
TEN YEARS              $847                      $906                          $859

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

          In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring

Funds. Because the Funds have broadly similar investment objectives and principal strategies as described above, they have substantially similar risks. Because the Funds have some different investments, they also have some different risks. The risks of investing in the Funds include the following:

Risks Applicable to both Funds:

-    Active Management Risk

-    Equity Securities Risk

-    Foreign Securities Risk

-    Issuer Risk

-    Liquidity Risk

-    IPOs Risk

-    Credit and Counterparty Risk

-    Derivatives Risk

Risks Applicable to Acquired Fund:

-    Equity Securities Risk
     (including value investing risk)

Risks Applicable to Acquiring Fund:

-    High Portfolio Turnover Risk

-    Small and Medium Size Companies Risk

          Each of these risks is described below under "Additional Information About the Funds' Principal Risks and Investment Policies" and in the SAI under "Risk Factors."

               INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS

          Under JHT's investment advisory agreement with respect to the Acquired and Acquiring Funds, each pays the investment adviser, JHIMS, a management fee that is computed separately for each Fund. The fee for each Fund is accrued and paid daily and is determined by applying the daily equivalent of an annual fee rate to the net assets of the Fund. The annual fee rate is calculated each day by applying the annual percentage rates in the table below to the indicated portions of Aggregate Net Assets of the Fund and dividing the sum so determined by Aggregate Net Assets. As indicated in note (2) to the table below, "Aggregate Net Assets" may include, in addition to the net assets of the Fund, the net assets of a corresponding series or fund of John Hancock Funds II ("JHF II") that is also advised by JHIMS and has the same subadviser as the Fund (but only for the period during which the Fund and the corresponding JHF II fund have the same subadviser).

                           INVESTMENT MANAGEMENT FEES
                (AS A PERCENTAGE OF AGGREGATE NET ASSETS) (1)(2)

      GROWTH & INCOME TRUST (1)             QUANTITATIVE ALL CAP TRUST (2)(3)
           (Acquired Fund)                          (Acquiring Fund)

     0.675% at all asset levels.         0.675% of the first $2.5 billion; and;
                                         0.650% of the excess over $2.5 billion.

----------
(1) The Aggregate Net Assets of the Acquired Fund include only the net assets of that Fund.

(2) The Aggregate Net Assets of the Acquiring Fund include the net assets of that Fund and of the JHF II Quantitative All Cap Fund. As of December 31, 2007, the JHF II Quantitative All Cap Fund had net assets of approximately $5,828,847.

(3) These advisory fee rates for the Acquiring Fund will become effective as of the Effective Time of the Reorganization. The current rates are 0.750% of the first $50 million; and 0.700% of the excess over $50 million.

          Independence serves as the subadviser to the Acquired Fund and is responsible for managing the investment and reinvestment of its assets. For its services, Independence receives a subadvisory fee from JHIMS which is determined by applying to the net assets of the Fund an annual percentage rate that is determined in a manner similar to that used for the advisory fee for the Fund as described above.

          MFC Global U.S.A. serves as the subadviser to the Acquiring Fund and is responsible for managing the investment and reinvestment of its assets. For its services, MFC Global U.S.A. receives a subadvisory fee from JHIMS which is determined by applying to the net assets of the Fund an annual percentage rate that is determined in a manner similar to that used for the advisory fee for the Fund as described above.

          THE SUBADVISORY FEE FOR EACH FUND IS PAID BY JHIMS OUT OF THE MANAGEMENT FEE IT RECEIVES FOR THE FUND AND IS NOT AN ADDITIONAL CHARGE TO THE FUND.

          For additional information about the subadvisers and information about their portfolio managers for the Funds, see "Additional Information About the Funds - Subadvisers and Portfolio Managers."

                                   PERFORMANCE

          Set forth below is a bar chart for each of the Acquired and Acquiring Funds and a comparative performance table which provide some indication of the risks of investing in the Funds. Performance information in the bar charts and performance table reflects all fees charged to the respective Funds such as advisory fees and all Fund expenses. Neither Fund charges a sales load or a surrender fee. The performance information does not reflect fees and expenses of any variable contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. Performance information for the fiscal year and other periods ended December 31, 2007 is unaudited. THE PAST PERFORMANCE OF A FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

          Bar Charts. The bar charts show changes in the performance of the oldest class of shares of each Fund (NAV shares of the Acquired Fund and Series I shares of the Acquiring Fund) over the last ten years or, if shorter, from the inception date of the Fund. The Acquired Fund has only NAV shares outstanding. For the Acquiring Fund, the performance of Series I shares is lower than NAV performance because Series I shares (but not NAV shares) are subject to Rule 12b-1 fees.

GROWTH & INCOME TRUST
(Acquired Fund) (NAV shares)

Best Quarter: Q4 '98, 24.07%
Worst Quarter: Q3 '02, -17.14%

[INSERT BAR CHART]

30.2%  16.2%  -13.1%  -15.4%  -22.2%  24.3%  11.0%  9.0%  12.7%  4.1%
1998   1999   2000    2001    2002    2003   2004   2005  2006   2007

QUANTITATIVE ALL CAP TRUST
(Acquiring Fund) (Series I shares)

Best Quarter: Q4 '04, 11.25%
Worst Quarter: Q4 '07, -6.94%

[INSERT BAR CHART]

14.9%  8.6%  15.2%  3.8%
2004   2005  2006   2007

          Table. The following table shows, for the indicated periods ended December 31, 2007, the annualized total returns of the NAV shares of the Acquired Fund and the Series I and NAV shares of the Acquiring Fund as well as the performance of certain indices which are broad measures of market performance.

                                                 ONE    FIVE    TEN      SINCE
                                                YEAR   YEARS   YEARS   INCEPTION
                                                ----   -----   -----   ---------
GROWTH & INCOME TRUST
(Acquired Fund)
                                 NAV (1)        4.07%  12.02%  10.16%    N/A
Russell 1000 Index                              5.77%  13.43%   6.20%    N/A
QUANTITATIVE ALL CAP TRUST (1)
(Acquiring Fund)                 Series I (2)   3.78%   N/A      N/A   14.21%(2)
                                 NAV (3)        3.82%   N/A      N/A   12.80%(3)
Russell 3000 Index                              5.14%   N/A      N/A   13.22%(4)

----------
(1) NAV shares of the Acquired Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Small Cap Value Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Value Fund, the Acquired Fund's predecessor. These shares were first issued on March 29, 1986.

(2)  Series I shares of the Acquiring Fund were first offered on May 5, 2003.

(3) NAV shares of the Acquiring Fund were first offered on April 29, 2005. NAV share performance presented for periods prior to April 29, 2005 represents the performance of Series I shares during those periods. Series I shares have higher expenses than NAV shares. Had the performance of NAV shares during these periods reflected NAV share expenses, this performance would have been higher.

(4) The index return under "Since Inception" is calculated from the month end closest to the inception date of the Fund.

                                   PROPOSAL 3

         APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
                THE COMBINATION OF THE QUANTITATIVE MID CAP TRUST
                          INTO THE MID CAP INDEX TRUST

                         OVERVIEW OF THE REORGANIZATION

          Shareholders of the Quantitative Mid Cap Trust (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the Mid Cap Index Trust (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS

      QUANTITATIVE MID CAP TRUST                   MID CAP INDEX TRUST
           (Acquired Fund)                          (Acquiring Fund)

           Approximate Net Assets as of December 31, 2007 (unaudited):

            $35.9 million                            $930.5 million

                               Investment Adviser:

                                      JHIMS

                             Investment Subadviser:

     MFC Global Investment Management (U.S.A.) Limited ("MFC Global U.S.A.")

                              Investment Objective:

      QUANTITATIVE MID CAP TRUST                   MID CAP INDEX TRUST
           (Acquired Fund)                          (Acquiring Fund)

To seek long-term capital growth.       To seek to approximate the aggregate
                                        total return of a mid cap U.S. domestic
                                        equity market index.

                         Principal Investment Strategy:

Under normal market conditions, the     The Fund invests, under normal market
Fund invests at least 80% of its net    conditions, at least 80% of its net
assets (plus any borrowings for         assets (plus any borrowings for
investment purposes) in U.S. mid-cap    investment purposes) in:
stocks, convertible preferred stocks,   --(a) the common stocks that are
convertible bonds and warrants. U.S.    included in the S&P 400 Index; and
mid-cap stocks are defined by           --(b) securities (which may or may not
Morningstar as having a                 be included in the S&P 400 Index) that
capitalization range of $2.3 billion    MFC Global (U.S.A.) believes as a group
to $12.9 billion as of October 31,      will behave in a manner similar to the
2007.                                   index.

The Fund may also invest up to 20% of   As of October 31, 2007, the market cap
its assets in large-cap stocks,         range of the S&P 400 Index was $388
convertible preferred stocks,           million to $12.5 billion.
convertible bonds and warrants in an
effort to reduce overall Fund           An index is an unmanaged group of
volatility and increase performance.    securities whose overall performance is
                                        used as an investment benchmark. Indices
The subadviser uses a bottom-up, as     may track broad investment markets, such
opposed to a top-down, investment       as the global equity market, or more
style in managing the Fund. This        narrow investment markets, such as the
means that securities are selected      U.S. small cap equity market. The Fund
based upon fundamental analysis         attempts to match the performance of a
performed by the Fund manager and the   particular index by: (a) holding all, or
subadviser's equity research            a representative sample, of the
analysts. The equity research           securities that comprise the index
analysts use fundamental analysis to    and/or (b) by holding securities (which
identify mid-cap and large-cap          may or may not be included in the index)
companies' securities with strong       that MFC Global (U.S.A.) believes as a
industry positions, leading market      group will behave in a manner similar to
shares, proven managements and strong   the index. However, the Fund has
balance sheets. The analysts then       operating expenses and transaction
rank all such securities of such        costs, while a market index does not.
companies based on financial            Therefore, the Fund, while it attempts
attributes (including earnings,         to track its target index closely,
growth and momentum) using              typically will be unable to match the
quantitative analysis. Securities at    performance of the index exactly.
the top of this ranking may be
purchased by the Fund.                  The composition of an index changes from
                                        time to time. MFC Global (U.S.A.) will
The Fund may invest in foreign          reflect those changes in the composition
securities and may have exposure to     of the Fund as soon as practicable.
foreign currencies through its
investment in these securities, its     The Fund may invest in depository
direct holdings of foreign currencies   receipts.
or its use of foreign currency
exchange contracts for the purchase
or sale of a fixed quantity of a
foreign currency at a future date.
Investments in foreign securities may
include depositary receipts.

The Fund may also invest in fixed
income securities including money
market instruments.

The Fund's investment process may, at
times, result in a higher than
average Fund turnover ratio and
increased trading expenses.

      QUANTITATIVE MID CAP TRUST                   MID CAP INDEX TRUST
           (Acquired Fund)                          (Acquiring Fund)

                          Hedging and Other Strategies:

The Fund is authorized to use all of    The Fund may invest in derivatives such
the various investment strategies       as futures, options and swaps.
referred to below under "Additional
Information about the Funds'
Investments -- Hedging and Other
Strategic Transactions." More
complete descriptions of options,
futures, currency and other
derivative transactions are set forth
in the SAI.

                         Temporary Defensive Investing:

In abnormal market conditions, each Fund may take temporary defensive measures, such as holding large amounts of cash and cash equivalents, that are inconsistent with its primary investment strategy. In taking those measures, the Fund may not achieve its investment goals.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

          The investment objectives and principal strategies of the Acquired and Acquiring Funds are broadly similar in that both Funds are mid-cap equity funds that invest primarily in U.S. companies. Both Funds also have the same subadviser. The Funds differ principally in that the Acquired Fund is actively managed while the Acquiring Fund is an index fund that invests in companies included in the index whose performance it seeks to match or that the subadviser believes as a group will behave in a manner similar to the index. In addition, the Acquired Fund, but not the Acquiring Fund, may invest in foreign securities and fixed-income securities.

          The investment objective of each Fund may be changed by the Board without shareholder approval.

                         FEES AND EXPENSES OF THE FUNDS

          The following table sets forth the ratios of expenses to average net assets attributable to the Series I, Series II and NAV shares of the Acquired and Acquiring Funds for the year ended December 31, 2006, and the pro forma expense ratios of the Series I, Series II and NAV shares of the Acquiring Fund assuming that the Reorganization had occurred at the commencement of the year ended December 31, 2006, and based upon the fee arrangements that will be in place upon the consummation of the Reorganization. The expense ratios and examples below do not reflect the fees and expenses of any variable contract that may use JHT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios and shareholder expenses figures would be higher.

          ANNUAL FUND OPERATING EXPENSES
          (As a percentage of average daily net assets)

                            QUANTITATIVE MID CAP TRUST       MID CAP INDEX TRUST           MID CAP INDEX TRUST
                                 (Acquired Fund)               (Acquiring Fund)        (Acquiring Fund)(Pro Forma)
                           ---------------------------   ---------------------------   ---------------------------
                           SERIES I   SERIES II    NAV   SERIES I   SERIES II    NAV   SERIES I   SERIES II    NAV
                           --------   ---------   ----   --------   ---------   ----   --------   ---------   ----
MANAGEMENT FEES              0.74%      0.74%     0.74%    0.48%      0.48%     0.48%    0.48%      0.48%     0.48%
12B-1 FEES                   0.05%      0.25%     0.00%    0.05%      0.25%     0.00%    0.05%      0.25%     0.00%
OTHER EXPENSES (1)           0.13%      0.13%     0.13%    0.04%      0.04%     0.04%    0.04%      0.04%     0.04%
TOTAL OPERATING EXPENSES     0.92%      1.12%     0.87%    0.57%      0.77%     0.52%    0.57%      0.77%     0.52%

----------
(1) The Adviser has agreed to reduce its advisory fee for a class of shares of the Acquired or Acquiring Fund (or if necessary reimburse such class) in an amount equal to the amount by which the Expenses of such class exceed 0.50% in the case of the Acquired Fund and 0.075% in the case of the Acquiring Fund. "Expenses" means all the expenses of a class excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Fund. This voluntary expense limitation may be terminated at any time.

     EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the Series I, Series II and NAV shares of the Acquired and Acquiring Funds. The examples assume that a shareholder invests $10,000 in the particular Fund for the time periods indicated and redeems all of the shares at the end of those periods. The examples also assume that a shareholder's investment has a 5% return each year and that each Fund's operating expense levels remain the same as those set forth in the expense table above. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                QUANTITATIVE MID CAP TRUST        MID CAP INDEX TRUST           MID CAP INDEX TRUST
                     (Acquired Fund)                (Acquiring Fund)        (Acquiring Fund)(Pro Forma)
              -----------------------------   ---------------------------   ---------------------------
              SERIES I   SERIES II     NAV    SERIES I   SERIES II    NAV   SERIES I   SERIES II    NAV
              --------   ---------   ------   --------   ---------   ----   --------   ---------   ----
ONE YEAR       $   94      $  114    $   89     $ 58        $ 79     $ 53     $ 58        $ 79     $ 53
THREE YEARS    $  293      $  356    $  278     $183        $246     $167     $183        $246     $167
FIVE YEARS     $  509      $  617    $  482     $318        $428     $291     $318        $428     $291
TEN YEARS      $1,131      $1,363    $1,073     $714        $954     $653     $714        $954     $653

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

          In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because both Funds are mid-cap equity funds investing primarily in U.S. companies, as described above, they have substantially similar risks. Because the Acquired Fund is actively managed while the Acquiring Fund is an index fund, and because the Funds have some different investments, they also have some different risks. The risks of investing in the Funds include the following:

Risks Applicable to both Funds:

-    Equity Securities Risk

-    Derivatives Risk

-    Issuer Risk

-    Credit and Counterparty Risk

-    Fund of Funds Risk

-    Liquidity Risk

-    Small and Medium Size Company Risk

Risks Applicable to Acquired Fund:

-    Active Management Risk

-    Fixed Income Securities Risk

-    Foreign Securities Risk

-    High Portfolio Turnover Risk

Risks Applicable to Acquiring Fund:

-    Index Management Risk

          Each of these risks is described below under "Additional Information About the Funds' Principal Risks and Investment Policies" and in the SAI under "Risk Factors."

               INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS

          Under JHT's investment advisory agreement with respect to the Acquired and Acquiring Funds, each pays the investment adviser, JHIMS, a management fee that is computed separately for each Fund. The fee for each Fund is accrued and paid daily and is determined by applying the daily equivalent of an annual fee rate to the net assets of the Fund. The annual fee rate is calculated each day by applying the annual percentage rates in the table below to the indicated portions of Aggregate Net Assets of the Fund and dividing the sum so determined by Aggregate Net Assets. As indicated in notes to the table below, "Aggregate Net Assets" may include, in addition to the net assets of the Fund, the net assets of a corresponding series or fund of John Hancock Funds II ("JHF II") that is also advised by JHIMS and has the same subadviser as the Fund (but only for the period during which the Fund and the corresponding JHF II fund have the same subadviser).

                           INVESTMENT MANAGEMENT FEES
                (AS A PERCENTAGE OF AGGREGATE NET ASSETS) (1)(2)

     QUANTITATIVE MID CAP TRUST (1)                MID CAP INDEX TRUST (2)
            (Acquired Fund)                           (Acquiring Fund)
---------------------------------------   ----------------------------------------
0.750% of the first $200 million;         0.490% of the first $250 million;
0.650% of the excess over $200 million.   0.480% of the next $250 million; and
                                          0.460%. of the excess over $500 million.

----------
(1) The Aggregate Net Assets of the Acquired Fund include the net assets of that Fund and of the JHF II Quantitative Mid Cap Fund. As of December 31, 2007, the JHF II Quantitative Mid Cap Fund had net assets of approximately $110,903,471.

(2) The Aggregate Net Assets of the Acquiring Fund include the net assets of that Fund and of the JHF II Mid Cap Index Fund. As of December 31, 2007, the JHF II Mid Cap Index Fund had net assets of approximately $391,951,866.

          MFC Global U.S.A. serves as the subadviser to both the Acquired Fund and the Acquiring Fund and is responsible for managing the investment and reinvestment of each Fund's assets. For its services to each Fund, MFC Global U.S.A. receives a subadvisory fee from JHIMS which is determined by applying to the net assets of the Fund an annual percentage rate that is determined in a manner similar to that used for the advisory fee for the Fund as described above. THE SUBADVISORY FEE FOR EACH FUND IS PAID BY JHIMS OUT OF THE MANAGEMENT FEE IT RECEIVES FOR THE FUND AND IS NOT AN ADDITIONAL CHARGE TO THE FUND.

          For additional information about the subadviser and information about its portfolio managers for the Funds, see "Additional Information About the Funds - Subadvisers and Portfolio Managers."

                                   PERFORMANCE

          Set forth below is a bar chart for each of the Acquired and Acquiring Funds and a comparative performance table which provide some indication of the risks of investing in the Funds. Performance information in the bar charts and performance table reflects all fees charged to the respective Funds such as advisory fees and all Fund expenses. Neither Fund charges a sales load or a surrender fee. The performance information does not reflect fees and expenses of any variable contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. Performance information for the fiscal year and other periods ended December 31, 2007 is unaudited. THE PAST PERFORMANCE OF A FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

          Bar Charts. The bar charts show changes in the performance of the Series I shares of each Fund over the last ten years or, if shorter, from the inception date of the Fund. For each Fund, the performance of Series I shares is higher than Series II performance because Series II shares are subject to higher Rule 12b-1 fees than Series I shares, and the performance of NAV shares is higher than Series I and Series II performance since NAV shares are not subject to Rule 12b-1 fees.

QUANTITATIVE MID CAP TRUST
(Acquired Fund) (Series I shares)

Best Quarter: Q2 '03, 14.96%
Worst Quarter: Q3 '02, -13.34%

[INSERT BAR CHART]

-22.6%  38.5%  18.2%  13.6%  4.1%  -2.1%
2002    2003   2004   2005   2006  2007

MID CAP INDEX TRUST
(Acquiring Fund) (Series I shares)

Best Quarter: Q4 '01, 17.71%
Worst Quarter: Q3 '02, -16.75%

[INSERT BAR CHART]

-1.71%  -15.1%  34.6%  15.8%  12.0%  9.7%   7.5%
2001    2002    2003   2004   2005   2006  2007

          Table. The following table shows, for the indicated periods ended December 31, 2007, the annualized total returns of the Series I, Series II and NAV shares of the Acquired and Acquiring Funds as well as the performance of certain indices which are broad measures of market performance.

                                              ONE     FIVE     SINCE
                                              YEAR   YEARS   INCEPTION
                                             -----   -----   ---------
QUANTITATIVE MID CAP TRUST
(Acquired Fund)
                             Series I (1)    -2.08%  13.66%   2.73%(1)
                             Series II (1)   -2.19%  13.42%   6.83%(1)
                             NAV (2)         -1.74%    N/A    7.25%(2)
S&P MidCap 400 Index                          7.97%  16.19%   9.37%(5)
MID CAP INDEX TRUST
(Acquiring Fund)             Series I (3)     7.51%  15.55%   8.27%(3)
                             Series II (3)    7.33%  15.32%   9.71%(3)
                             NAV (4)          7.55%    N/A   12.93%(4)
S&P MidCap 400 Index                          7.97%  16.19%   9.07%(5)

----------
(1) Series I shares of the Acquired Fund were first offered on April 30, 2001, and Series II shares of the Acquired Fund were first offered on January 28, 2002. Series II share performance presented for periods prior to January 28, 2002 represents the performance of Series I shares during those periods. Series I shares have lower expenses than Series II shares. Had the performance of Series II shares during these periods reflected Series II share expenses, this performance would have been lower.

(2) NAV shares of the Acquired Fund were first offered on April 29, 2005. NAV share performance presented for periods prior to April 29, 2005 represents the performance of Series I shares during those periods. Series I shares have higher expenses than NAV shares. Had the performance of NAV shares during these periods reflected NAV share expenses, this performance would have been higher.

(3) Series I shares of the Acquiring Fund were first offered on May 1, 2000, and Series II shares of the Acquiring Fund were first offered on January 28, 2002. Series II share performance presented for periods prior to January 28, 2002 represents the performance of Series I shares during those periods. Series I shares have lower expenses than Series II shares. Had the performance of Series II shares during these periods reflected Series II share expenses, this performance would have been lower.

(4) NAV shares of the Acquiring Fund were first offered on April 29, 2005. NAV share performance presented for periods prior to April 29, 2005 represents the performance of Series I shares during those periods. Series I shares have higher expenses than NAV shares. Had the performance of NAV shares during these periods reflected NAV share expenses, this performance would have been higher.

(5) The index return under "Since Inception" is calculated from the month end closest to the inception date of the Fund.

                                   PROPOSAL 4

         APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
             THE COMBINATION OF THE U.S. GLOBAL LEADERS GROWTH TRUST
                         INTO THE BLUE CHIP GROWTH TRUST

                         OVERVIEW OF THE REORGANIZATION

     Shareholders of the U.S. Global Leaders Growth Trust (the "Acquired Fund") are being asked to approve the Reorganization providing for the Combination of that Fund into the Blue Chip Growth Trust (the "Acquiring Fund"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."

                   COMPARISON OF ACQUIRED AND ACQUIRING FUNDS

    U.S. GLOBAL LEADERS GROWTH TRUST              BLUE CHIP GROWTH TRUST
            (Acquired Fund)                          (Acquiring Fund)
---------------------------------------  ---------------------------------------
           Approximate Net Assets as of December 31, 2007 (unaudited):

            $55.3 million *                            $3.2 billion

* This figure reflects the redemption from the Fund in December 2007 and January 2008 of an aggregate of approximately $731 million. See
     "Capitalization."

                               Investment Adviser:

                                      JHIMS

                             Investment Subadviser:

                T. Rowe Price Associates, Inc. ("T. Rowe Price")*

*    T. Rowe Price was appointed subadviser to the Acquired Fund effective
     January 17, 2008, replacing its former subadviser, Sustainable Growth
     Advisers, L.P. ("SGA"). See "Investment Management Fees/Subadvisory
     Arrangements" below.

                              Investment Objective:

To seek long-term growth of capital.     To provide long-term growth of capital.
                                         Current income is a secondary objective.

                         Principal Investment Strategy:

Under normal market conditions, the      Under normal market conditions, the
Fund invests least 80% of its net        Fund invests at least 80% of its net
assets (plus any borrowing for           assets (plus any borrowing for
investment purposes) in stocks of        investment purposes) in the common
companies the subadviser regards, at     stocks of large and medium-sized blue
the time of investment, as "U.S. Global  chip growth companies. These are firms
Leaders." These are companies            that, in the subadviser's view, are
determined by the subadviser as well     well established in their industries
established in their industries with     and have the potential for
the potential for above-average          above-average earnings growth.
sustainable long-term growth.
                                         In identifying blue chip companies,
                                         the

    U.S. GLOBAL LEADERS GROWTH TRUST              BLUE CHIP GROWTH TRUST
            (Acquired Fund)                          (Acquiring Fund)
---------------------------------------  ---------------------------------------
The subadviser considers U.S. Global     subadviser generally considers the
Leaders to be large and medium-sized     following characteristics:
U.S. blue chip growth companies that
typically exhibit the following          --Leading market positions. Blue chip
characteristics:                         companies often have leading market
                                         positions that are expected to be
--Leading market positions. Blue chip    maintained or enhanced over time.
companies often have leading market      Strong positions, particularly in
positions that are expected to be        growing industries, can give a company
maintained or enhanced over time.        pricing flexibility as well as the
Strong positions, particularly in        potential for good unit sales. These
growing industries, can give a company   factors, in turn, can lead to higher
pricing flexibility as well as the       earnings growth and greater share price
potential for good unit sales. These     appreciation.
factors, in turn, can lead to higher
earnings growth and greater share price  --Seasoned management teams. Seasoned
appreciation.                            management teams with a track record of
                                         providing superior financial results
--Seasoned management teams. Seasoned    are important for a company's long-term
management teams with a track record of  growth prospects. The subadviser's
providing superior financial results     analysts will evaluate the depth and
are important for a company's long-term  breadth of a company's management
growth prospects. The subadviser's       experience.
analysts will evaluate the depth and
breadth of a company's management        --Strong financial fundamentals.
experience.                              Companies should demonstrate faster
                                         earnings growth than their competitors
--Strong financial fundamentals.         and the market in general; high profit
Companies should demonstrate faster      margins relative to competitors; strong
earnings growth than their competitors   cash flow; a healthy balance sheet with
and the market in general; high profit   relatively low debt; and a high return
margins relative to competitors; strong  on equity with a comparatively low cash flow; a healthy balance sheet with  dividend payout ratio.
relatively low debt; and a high return
on equity with a comparatively low       The subadviser evaluates the growth
dividend payout ratio.                   prospects of companies and the
                                         industries in which they operate. The
The subadviser seeks to identify         subadviser seeks to identify companies
companies with superior long-term        with strong market franchises in
growth prospects and to continue to own  industries that appear to be them as long as the subadviser believes  strategically poised for long-term
they will continue to enjoy favorable    growth. This investment approach
prospects for capital growth and are     reflects the subadviser's belief that
not overvalued in the marketplace.       the combination of solid company
                                         fundamentals (with emphasis on the
While most of the assets of the Fund     potential for above-average growth in
are invested in U.S. common stocks, the  earnings or operating cash flow) along
Fund may also purchase other types of
securities, including: (i) U.S. and      with a positive industry outlook will
non-U.S. dollar denominated foreign      ultimately reward investors with strong
securities (up to 20% of its net         invest-ment performance. Some of the
assets) including American Depositary    companies the subadviser targets will
Receipts (ADRs); (ii) convertible        have good prospects for dividend
stocks, warrants and bonds; (iii)        growth.
futures and options; and (iv) other
types of equity securities. Investments  While most of the assets of the Fund
in securities convertible into common    are invested in U.S. common stocks, the
stocks are considered "common stocks"    Fund may also purchase other types of
for purposes of the Fund's requirement   securities, including: (i) U.S. and
to invest 80% of its net assets in       non-U.S. dollar denominated foreign
common stocks. Investments in            securities (up to 20% of its net
non-convertible preferred stocks and     assets) including American Depositary
debt securities are limited to 20% of    Receipts (ADRs); (ii) convertible
total assets.                            stocks, warrants and bonds; and (iii)
                                         futures and options. Investments in
The Fund may invest in debt securities   convertible securities, preferred
of any                                   stocks and debt securities are limited
                                         to 25% of total assets.

                                         The Fund may invest in debt securities
                                         of any

    U.S. GLOBAL LEADERS GROWTH TRUST              BLUE CHIP GROWTH TRUST
            (Acquired Fund)                          (Acquiring Fund)
---------------------------------------  ---------------------------------------
type, including municipal securities,    type without regard to quality or
without regard to quality or rating.     rating. Such securities would be issued
Such securities would be issued by       by companies which meet the investment
companies, municipalities and other      criteria for the Fund but may include
entities which meet the investment       non-investment grade debt securities
criteria for the Fund but may include    ("junk bonds "). The Fund will not
non-investment grade debt securities     purchase a non-investment grade debt
(""junk bonds "). The Fund will not      security if, immediately after such
purchase a non-investment grade debt     purchase, the Fund would have more than
security if, immediately after such      5% of its total assets invested in such
purchase, the Fund would have more than  securities.
5% of its total assets invested in such
securities. The Fund's investments in    The Fund holds a certain portion of its
convertible securities are not subject   assets in money market reserves which
to this limit.                           can consist of shares of the T. Rowe
                                         Price Reserve Investment Fund (or any
The Fund holds a certain portion of its  other internal T. Rowe Price money
assets in money market reserves which    market fund) as well as U.S. and
can consist of shares of the T. Rowe     foreign dollar-denominated money market
Price Reserve Investment Fund (or any    securities, including repurchase
other internal T. Rowe Price money       agreements, in the two highest rating
market fund) as well as U.S. and         categories, maturing in one year or
foreign dollar-denominated money market  less.
securities, including repurchase
agreements, in the two highest rating    The Fund may sell securities for a
categories, maturing in one year or      variety of reasons such as to secure
less.                                    gains, limit losses or redeploy assets
                                         into more promising opportunities.
The Fund may sell securities for a
variety of reasons such as to secure     In pursuing the Fund's investment
gains, limit losses or redeploy assets   objective, the subadviser has the
into more promising opportunities.       discretion to purchase some securities
                                         that do not meet its normal investment
In pursuing the Fund's investment        criteria, as described above, when it
objective, the subadviser has the        perceives an unusual opportunity for
discretion to purchase some securities   gain. These special situations might
that do not meet its normal investment   arise when the subadviser believes a
criteria, as described above, when it    security could increase in value for a
perceives an unusual opportunity for     variety of reasons including a change
gain. These special situations might     in management, an extraordinary
arise when the subadviser believes a     corporate event, or a temporary
security could increase in value for a   imbalance in the supply of or demand
variety of reasons including a change    for the securities.
in management, an extraordinary
corporate event, or a temporary
imbalance in the supply of or demand
for the securities.

                          Hedging and Other Strategies:

Each Fund is authorized to use all of the various investment strategies referred to below under "Additional Information about the Funds' Investments -- Hedging and Other Strategic Transactions." More complete descriptions of options, futures, currency and other derivative transactions are set forth in the SAI.

                         Temporary Defensive Investing:

In abnormal market conditions, each Fund may take temporary defensive measures, such as holding large amounts of cash and cash equivalents, that are inconsistent with its primary investment strategy. In taking those measures, the Fund may not achieve its investment goals.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and principal strategies of the Acquired and Acquiring Funds are substantially the same in that both Funds seek long-term growth of capital by investing primarily in equity securities of large- and medium-sized U.S. companies, may invest up to 20% of net assets in foreign securities, may also invest in debt securities (including "junk bonds") and are managed in substantially the same manner by the same subadviser. The Funds differ in that the Acquiring Fund has current income as a secondary investment objective.

     The investment objective of each Fund may be changed by the Board without shareholder approval.

                         FEES AND EXPENSES OF THE FUNDS

     The following table sets forth the ratios of expenses to average net assets attributable to the Series I, Series II and NAV shares of the Acquired and Acquiring Funds for the year ended December 31, 2006, and the pro forma expense ratios of the Series I, Series II and NAV shares of the Acquiring Fund assuming that the Reorganization had occurred at the commencement of the year ended December 31, 2006, and based upon the fee arrangements that will be in place upon the consummation of the Reorganization. The expense ratios and examples below do not reflect the fees and expenses of any variable contract that may use JHT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios and shareholder expenses figures would be higher.

     The estimated impact on the operating expenses of the Acquired Fund of the December 2007 redemption of significant assets from that Fund is described in note 3 to the table.

                         ANNUAL FUND OPERATING EXPENSES
                  (As a percentage of average daily net assets)

                                                                                                     BLUE CHIP
                                   U.S. GLOBAL LEADERS                BLUE CHIP                    GROWTH TRUST
                                       GROWTH TRUST                  GROWTH TRUST                (Acquiring Fund)
                                    (Acquired Fund)(2)           (Acquiring Fund)(1)             (Pro Forma)(1)(2)
                               ---------------------------   ---------------------------   ----------------------------
                               SERIES I   SERIES II    NAV   SERIES I   SERIES II    NAV   SERIES I   SERIES II     NAV
                               --------   ---------   ----   --------   ---------   ----   --------   ---------    ----
MANAGEMENT FEES                  0.69%      0.69%     0.69%    0.81%      0.81%     0.81%    0.81%      0.81%      0.81%
12B-1 FEES                       0.05%      0.25%     0.00%    0.05%      0.25%     0.00%    0.05%      0.25%      0.00%
OTHER EXPENSES (1)               0.03%      0.03%     0.03%    0.02%      0.02%     0.02%    0.02%      0.02%      0.02%
TOTAL OPERATING EXPENSES (2)     0.77%      0.97%     0.72%    0.88%      1.08%     0.83%    0.88%      1.08%      0.83%

----------
(1) The Adviser has agreed to reduce its advisory fee for a class of shares of the Acquired or Acquiring Fund (or if necessary reimburse such class) in an amount equal to the amount by which the Expenses of such class exceed 0.50%. "Expenses" means all the expenses of a class excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Fund. This voluntary expense limitation may be terminated at any time. This voluntary fee reduction may be terminated at any time by T. Rowe Price or the Adviser. The combined effect of these fee waivers, if reflected in the table, would reduce by 0.02% the Total Operating Expenses and pro forma Total Operating Expenses of each share class of the Acquiring Fund

(2) Approximately $731 million was redeemed from the Acquired Fund in December 2007 and January 2008. If this redemption had taken place at the commencement of the year ended December 31, 2006, the estimated Total Operating

     Expenses for each class of shares of the Acquired Fund, based on the amount of assets in the Fund after the redemption, would have been: Series I shares - 0.85%; Series II shares - 1.05%; and NAV shares - 0.80%; and the pro forma Total Operating Expenses for each class of shares of the Acquiring Fund would have been: Series I shares - 0.86%; Series II shares - 1.06%; and NAV shares - 0.81%. Effective January 1, 2008, the Adviser has agreed to reduce its advisory fee for a class of shares of the Acquired Fund in, and if necessary to remit to that class, an amount equal to the amount by which the Expenses of such class exceed 0.71%. "Expenses" means all the expenses of a class of the Acquired Fund excluding: (a) Rule 12b-1 fees, (b) taxes, (c) portfolio brokerage commissions, (d) interest, and (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Acquired Fund. This voluntary expense limitation may be terminated at any time.

EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the Series I, Series II and NAV shares of the Acquired and Acquiring Funds. The examples assume that a shareholder invests $10,000 in the particular Fund for the time periods indicated and redeems all of the shares at the end of those periods. The examples also assume that a shareholder's investment has a 5% return each year and that each Fund's operating expense levels remain the same as those set forth in the expense table above. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                   U.S. GLOBAL LEADERS                 BLUE CHIP                        BLUE CHIP
                                       GROWTH TRUST                   GROWTH TRUST                    GROWTH TRUST
                                     (Acquired Fund)                (Acquiring Fund)           (Acquiring Fund)(Pro Forma)
                               ---------------------------   -----------------------------   ------------------------------
                               SERIES I   SERIES II    NAV   SERIES I   SERIES II     NAV    SERIES I   SERIES II      NAV
                               --------   ---------   ----   --------   ---------   ------   --------   ---------    ------
ONE YEAR                         $ 79       $   99    $ 74    $   90     $  110     $   85    $   90      $  110     $   85
THREE YEARS                      $246       $  309    $230    $  281     $  343     $  265    $  281      $  343     $  265
FIVE YEARS                       $428       $  536    $401    $  488     $  595     $  460    $  488      $  595     $  460
TEN YEARS                        $954       $1,190    $894    $1,084     $1,317     $1,025    $1,084      $1,317     $1,025

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because the Funds have substantially the same investment objectives and principal strategies as described above, they have substantially the same risks. The risks of investing in the Funds include the following:

Risks Applicable to both Funds:

-    Active Management Risk

-    Equity Securities Risk
     (including growth investing risk)

-    Foreign Securities Risk

-    Liquidity Risk

-    Fixed Income Securities Risk

-    Issuer Risk

-    Credit and Counterparty Risk

     Each of these risks is described below under "Additional Information About the Funds' Principal Risks and Investment Policies" and in the SAI under "Risk Factors."

               INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS

     Under JHT's investment advisory agreement with respect to the Acquired and Acquiring Funds, each pays the investment adviser, JHIMS, a management fee that is computed separately for each Fund. The fee for each Fund is accrued and paid daily and is determined by applying the daily equivalent of an annual fee rate to the net assets of the Fund. The annual fee rate is calculated each day by applying the annual percentage rates in the table below to the indicated portions of Aggregate Net Assets of the Fund and dividing the sum so determined by Aggregate Net Assets. As indicated in the notes to the table below, "Aggregate Net Assets" may include, in addition to the net assets of the Fund, the net assets of a corresponding series or fund of John Hancock Funds II ("JHF II") that is also advised by JHIMS and has the same subadviser as the Fund (but only for the period during which the Fund and the corresponding JHF II fund have the same subadviser).

                           INVESTMENT MANAGEMENT FEES
                (AS A PERCENTAGE OF AGGREGATE NET ASSETS) (1)(2)

  U.S. GLOBAL LEADERS GROWTH TRUST (1)           BLUE CHIP GROWTH TRUST (2)
            (Acquired Fund)                           (Acquiring Fund)
---------------------------------------    -------------------------------------
 0.7125% of the first $500 million; and     0.825% of the first $1 billion; and
0.675% of the excess over $500 million.    0.800% of the excess over $1 billion.

----------
(1) The Aggregate Net Assets of the Acquired Fund include the net assets of that Fund and of the JHF II U.S. Global Leaders Growth Fund. As of December 31, 2007, the JHF II U.S. Global Leaders Growth Fund had net assets of approximately $423,941,340. A substantial portion of the net assets of the JHF II U.S. Global Leaders Growth Fund is expected to be redeemed in April 2008.

(2) The Aggregate Net Assets of the Acquiring Fund include the net assets of that Fund and of the JHF II Blue Chip Growth Fund. As of December 31, 2007, the JHF II Blue Chip Growth Fund had net assets of approximately $1,987,383,475.

     T. Rowe Price serves as the subadviser to both the Acquired and Acquiring Funds and is responsible for managing the investment and reinvestment of each Fund's assets. For its services, T. Rowe Price receives for each Fund a subadvisory fee from JHIMS which is determined by applying to the net assets of the Fund an annual percentage rate that is determined in a manner similar to that used for the advisory fees for the respective Funds as described above. THE SUBADVISORY FEE FOR EACH FUND IS PAID BY JHIMS OUT OF THE MANAGEMENT FEE IT RECEIVES FOR THE FUND AND IS NOT AN ADDITIONAL CHARGE TO THE FUND.

     T. Rowe Price became the subadviser to the Acquired Fund effective January 17, 2008, replacing its former subadviser, SGA. For information regarding T. Rowe Price and this subadviser change, see "New Subadvisory Agreements for the Dynamic Growth Trust and U.S. Global Leaders Growth Trust." For additional information about T. Rowe Price, see Appendix C hereto. See also "Additional Information About the Funds - Subadvisers and Portfolio Managers."

     The Board's considerations in approving T. Rowe Price as the new subadviser to the Acquired Fund are described below under "New Subadvisory Agreements for the Dynamic Growth Trust and U.S. Global Leaders Growth Trust." A discussion of the basis of the Board's most recent approval of the continuation of advisory and subadvisory agreements is available in JHT's Semi-Annual Report to Shareholders for the six-month period ended June 30, 2007.

                                   PERFORMANCE

     Set forth below is a bar chart for each of the Acquired and Acquiring Funds and a comparative performance table which provide some indication of the risks of investing in the Funds. Performance information in the bar charts and performance table reflects all fees charged to the respective Funds such as advisory fees and all Fund expenses. Neither Fund charges a sales load or a surrender fee. The performance information does not reflect fees and expenses of any variable contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. Performance information for the fiscal year and other periods ended December 31, 2007 is unaudited. THE PAST PERFORMANCE OF A FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

     Bar Charts. The bar charts show changes in the performance of the Series I shares of each Fund over the last ten years or, if shorter, from the inception date of the Fund. For each Fund, the performance of Series I shares is higher than Series II performance because Series II shares are subject to higher Rule 12b-1 fees than Series I shares, and the performance of NAV shares is higher than Series I and Series II performance since NAV shares are not subject to Rule 12b-1 fees.

U.S. GLOBAL LEADERS GROWTH TRUST
(Acquired Fund) (Series I shares)

Best Quarter: Q3 '07, 5.11%
Worst Quarter: Q2 '06, -7.15%

[INSERT BAR CHART]

 0.9%    1.8%    3.6%
2005    2006    2007

BLUE CHIP GROWTH TRUST
(Acquiring Fund) (Series I shares)

Best Quarter: Q4 '98, 24.80%
Worst Quarter: Q1 '01, -17.09%

[INSERT BAR CHART]

28.5%  19.4%  -2.8%  -14.6%  -24.3%  29.2%   9.0%   5.6%   9.6%  12.8%
1998   1999   2000    2001    2002   2003   2004   2005   2006   2007

     Table. The following table shows, for the indicated periods ended December 31, 2007, the annualized total returns of the Series I, Series II and NAV shares of the Acquired and Acquiring Funds as well as the performance of certain indices which are broad measures of market performance.

                                              ONE     FIVE    TEN      SINCE
                                              YEAR   YEARS   YEARS   INCEPTION
                                             -----   -----   -----   ---------
U.S. GLOBAL LEADERS GROWTH
TRUST (Acquired Fund) (1)    Series I (2)     3.63%    N/A    N/A     3.30%(2)
                             Series II (2)    3.49%    N/A    N/A     3.13%(2)
                             NAV (3)          3.72%    N/A    N/A     3.36%(3)
S&P 500 Index                                 5.49%    N/A    N/A     9.76%(6)
BLUE CHIP GROWTH TRUST
(Acquiring Fund)             Series I (4)    12.75%  12.94%  5.90%     N/A
                             Series II (4)   12.51%  12.72%   N/A     5.95%
                             NAV (5)         12.81%    N/A    N/A    11.15%
S&P 500 Index                                 5.49%  12.83%  5.91%     N/A

----------
(1) T. Rowe Price became the subadviser to the Acquired Fund effective January 17, 2008. Performance shown reflects results prior to this change.

(2) Series I and Series II shares of the Acquired Fund were first offered on May 3, 2004.

(3) NAV shares of the Acquired Fund were first offered on February 28, 2005. NAV share performance presented for periods prior to February 28, 2005 represents the performance of Series I shares during those periods. Series I shares have higher expenses than NAV shares. Had the performance of NAV shares during these periods reflected NAV share expenses, this performance would have been higher.

(4) Series I shares of the Acquiring Fund were first offered on December 11, 1992, and Series II shares of the Acquiring Fund were first offered on January 28, 2002. Series II share performance presented for periods prior to January 28, 2002 represents the performance of Series I shares during those periods. Series I shares have lower expenses than Series II shares. Had the performance of Series II shares during these periods reflected Series II share expenses, this performance would have been lower.

(5) NAV shares of the Acquiring Fund were first offered on February 28, 2005. NAV share performance presented for periods prior to February 28, 2005 represents the performance of Series I shares during those periods. Series I shares have higher expenses than NAV shares. Had the performance of NAV shares during these periods reflected NAV share expenses, this performance would have been higher.

(6) The index return under "Since Inception" is calculated from the month end closest to the inception date of the Fund.

                      INFORMATION ABOUT THE REORGANIZATION

                      AGREEMENT AND PLAN OF REORGANIZATION

     The following summary of the Plan is qualified in its entirety by reference to the form of the Plan attached to this Proxy Statement/Prospectus as Appendix
A. The Plan provides, with respect to each Combination, that the Acquiring Fund will acquire all of the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund. Subject to the satisfaction of the conditions described below, such acquisition will take place as of the close of regularly scheduled trading on the NYSE on April 25, 2008 or on such later date as may be determined by JHT (the "Exchange Date"). The net asset value per share of each class of shares of each Acquired and Acquiring Fund will be determined by dividing the Fund's assets, less liabilities, attributable to that share class, by the total number of outstanding shares of that class. The assets of each Fund will be valued in accordance with the valuation practices of that Fund. See "Additional Information About the Funds -- Purchase and Redemption of Shares (Calculation of Net Asset Value)" below.

     The number of full and fractional shares of the Acquiring Fund received by a shareholder of the corresponding Acquired Fund will be equal in value to the value of that shareholder's full and fractional shares of the Acquired Fund as of the close of regularly scheduled trading on the NYSE on the Exchange Date (the "Effective Time"). The Acquired Fund will liquidate and distribute pro rata to its shareholders of record as of the Effective Time the shares of the corresponding Acquiring Fund received by the Acquired Fund in the Reorganization. The holders of Series I, Series II and NAV shares of the Acquired Fund will receive, respectively, Series I, Series II and NAV shares of the corresponding Acquiring Fund. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of the Acquiring Fund in the names of the shareholders of the Acquired Fund, each account representing the respective pro rata number of shares of the Acquiring Fund due the shareholder. After such distribution, JHT will take all necessary steps under Massachusetts law, JHT's Agreement and Declaration of Trust (the "Declaration of Trust") and any other applicable law to effect a complete dissolution of the Acquired Fund.

     The Board has determined, with respect to each of the Acquired and Acquiring Funds, that the interests of shareholders and variable contract owners whose contract values are invested in shares of such Funds ("contract owners") will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of such Funds and such shareholders and contract owners.

     The consummation of the Reorganization with respect to each Combination is subject to the conditions set forth in the Plan, including that the affirmative vote of the holders of at least a Majority of the Outstanding Voting Securities (as defined under "Voting Information" below) of the Acquired Fund entitled to vote approve the Reorganization. The Plan may be terminated and the Reorganization abandoned at any time prior to the Effective Time of the Reorganization, before or after approval by the shareholders of the Acquired Fund, by JHT on behalf of either or both of the Acquired and Acquiring Funds if the Board or the officers of JHT determine that proceeding with the Reorganization is not in the best interests of either or both of the Acquired or Acquiring Funds or their respective shareholders or contract owners. The Plan provides that JHT on behalf of the Acquired or Acquiring Fund may waive compliance with any of the covenants or conditions made therein for the benefit of the other Fund, except for certain conditions regarding the receipt of regulatory approvals.

     In view of the expected relative benefits of the Reorganization to each Acquired Fund and its corresponding Acquiring Fund, the expenses of each Combination (other than registration fees payable for the registration of shares of the Acquiring Funds in connection with the Reorganization, which will be payable by the respective Acquiring Funds) will be borne by the Acquired Fund, except that, in the case of the Combination involving the Growth & Income Trust, such expenses will be borne by the Acquired and Acquiring Funds on a relative net asset basis. In the event a Combination is not consummated as to any Fund, the expenses of the Combination as to that Fund will be borne by the Adviser.

     If the Plan is not approved by the shareholders of an Acquired Fund or is not consummated for any other reason, the Board will consider other possible courses of action. THE BOARD, INCLUDING ALL THE INDEPENDENT TRUSTEES, RECOMMENDS THAT SHAREHOLDERS APPROVE THE PLAN UNDER PROPOSALS 1 THROUGH 4.

                         REASONS FOR THE REORGANIZATION

     The Board of Trustees of JHT has unanimously approved the Reorganization and believes that it will benefit shareholders of the Acquired Funds. The Reorganization will permit shareholders of the Acquired Funds to pursue substantially the same, substantially similar or broadly similar (in the case of the combination of the Quantitative Mid Cap Trust, an actively managed fund, into the Mid Cap Index Trust, an index fund) investment objectives and strategies as shareholders of the corresponding Acquiring Funds and, in each of the combinations except that involving the Growth & Income Trust, the Acquired and Acquiring Funds have the same investment subadviser. Each of the Acquiring Funds has, in recent or for longer periods (through September 30, 2007), outperformed its corresponding Acquired Fund as well as its own benchmark index and/or peer group average. Except for the Blue Chip Growth Trust, the Acquiring Funds have, or at the time of or immediately following the Reorganization are expected to have, substantially the same or lower advisory fees and overall expense ratios than their corresponding Acquired Funds, and in each combination the combined Funds are expected to have improved prospects for growth and efficient management.

                    BOARD CONSIDERATION OF THE REORGANIZATION

     On the recommendation of management, the Board, including the Independent Trustees, considered the Reorganization and each Combination at its meeting held on December 13-14, 2007, and reviewed information and materials regarding the Reorganization presented or prepared by, among others, the Adviser. In its review of the Reorganization, the Board was assisted by legal counsel, and the Independent Trustees were assisted by independent legal counsel. In reaching its decision at the December 13-14, 2007 meeting to recommend approval of the Reorganization, the Board concluded that the participation of each Acquired Fund and Acquiring Fund in the Reorganization is in the best interests of each such Fund, as well as in the best interests of shareholders of and variable contract owners ("contract owners") whose contract values are determined by investment in shares of the Acquired and Acquiring Funds, and that the interests of existing shareholders and contract owners will not be diluted as a result of the Reorganization.

     In determining whether to approve the Reorganization and recommend its approval to shareholders of the Acquired Funds, the Board inquired into a number of matters and considered, with respect to each Combination, the following factors, among others: (1) the compatibility of the investment objectives, policies and risks of the Acquired and Acquiring Funds; (2) the comparative historical performance of the Acquired and Acquiring Funds as of September 30, 2007; (3) any advantages to shareholders of the Acquired Fund of investing in a larger post-Reorganization asset pool having the potential for greater diversification; (4) the prospects for growth, and for achieving economies of scale, of the combined Acquired and Acquiring Fund; (5) the expense ratios and available information regarding the fees and expenses of the Acquired and Acquiring Funds; (6) the investment experience, expertise and financial resources of, and the nature and quality of the services provided by the subadviser to the Acquiring Fund; (7) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder or contract owner interests; (8) any direct and indirect costs to be incurred by the Acquired and Acquiring Funds as a result of the Reorganization;
(9) any direct or indirect benefits to the Adviser or its affiliates to be realized as a result of the Reorganization; (10) the tax consequences of the Reorganization; and (11) possible alternatives to the Reorganization.

     The Board's decision to recommend approval of the Reorganization was based on a number of factors, including the following:

Proposal 1: Dynamic Growth Trust ("Acquired Fund") into Mid Cap Stock Trust ("Acquiring Fund")

     1. The Acquired Fund and the Acquiring Fund have substantially the same investment objectives, policies and risks, and their Combination will afford shareholders of the Acquired Fund continuity in investment objectives;

     2. Wellington Management is the subadviser to the Acquiring Fund and the Board is generally satisfied with Wellington Management's management of this Fund;

     3. The Acquiring Fund has outperformed the Acquired Fund and its own benchmark index and peer group since May 1, 2000 (the inception date of the Acquired Fund);

     4. The Acquiring Fund has a lower advisory fee and lower overall operating expense ratios than the Acquired Fund;

     5. The Acquiring Fund has a larger asset base and stronger prospects for growth and efficient management than the Acquired Fund;

     6. The Reorganization will not result in any dilution of shareholder or contract owner values;

     7. The Reorganization, by reducing the number of JHT Funds, may benefit the Adviser through increased administrative efficiencies; and

     8. The Reorganization is expected to qualify as a tax-free reorganization.

Proposal 2: Growth & Income Trust ("Acquired Fund") into Quantitative All Cap Trust ("Acquiring Fund")

     1. The Acquired Fund and the Acquiring Fund have substantially similar investment objectives, policies and risks, and their Combination will afford shareholders of the Acquired Fund continuity in investment objectives;

     2. MFC Global U.S.A. is the subadviser to the Acquiring Fund and the Board is generally satisfied with MFC Global U.S.A.'s management of this Fund;

     3. The Acquiring Fund has outperformed the Acquired Fund and its own benchmark and peer group average over the one and three year periods ended September 30, 2007;

     4. Although the Acquiring Fund currently has a higher advisory fee and higher overall operating expense ratios than the Acquired Fund, the Adviser has agreed to reduce the advisory fee for the Acquiring Fund so that the Acquiring Fund advisory fee is the same as the advisory fee for the Acquired Fund for the first $2.5 billion in net assets and lower for assets in excess of $2.5 billion.

     5. The Reorganization will not result in any dilution of shareholder or contract owner values;

     6. The Reorganization, by reducing the number of JHT Funds, may benefit the Adviser through increased administrative efficiencies.

     7. The Reorganization is expected to qualify as a tax-free reorganization.

Proposal 3: Quantitative Mid Cap Trust ("Acquired Fund") into Mid Cap Index Trust ("Acquiring Fund")

     1. Although the investment objectives, policies and risks of the Acquired Fund differ from those of the Acquiring Fund, principally in that the former is actively managed and the latter is an index fund, they are broadly similar in that both Funds are mid cap equity funds, and their Combination will afford shareholders of the Acquired Fund both a reasonable measure of continuity of investment expectations and the likelihood of improved performance.

     2. MFC Global U.S.A. is the subadviser to both the Acquired Fund and the Acquiring Fund, and the Board is generally satisfied with MFC Global U.S.A.'s management of the Acquiring Fund;

     3. The Acquiring Fund has outperformed the Acquired Fund for the period April 30, 2001 (the inception date of the Acquired Fund) to September 30, 2007 and has outperformed its peer group average for the one and three year periods ended September 30, 2007.

     4. The Acquiring Fund has a lower advisory fee and lower overall operating expense ratios than the Acquired Fund;

     5. The Acquiring Fund has a larger asset base and stronger prospects for growth and efficient management than the Acquired Fund;

     6. The Reorganization will not result in any dilution of shareholder or contract owner values;

     7. The Reorganization, by reducing the number of JHT Funds, may benefit the Adviser through increased administrative efficiencies; and

     8. Although the Reorganization is expected to be a taxable reorganization, it is not expected to be a taxable event for federal income tax purposes for contract owners.

Proposal 4: U.S. Global Leaders Growth Trust ("Acquired Fund") into Blue Chip Growth Trust ("Acquiring Fund")

     1. The Acquired Fund and the Acquiring Fund have substantially the same investment objectives, policies and risks, and their Combination will afford shareholders of the Acquired Fund continuity in investment objectives;

     2. T. Rowe Price is the subadviser to both the Acquiring Fund and, effective January 17, 2007, the Acquired Fund, and the Board is generally satisfied with T. Rowe Price's management of the Acquiring Fund;

     3. The Acquiring Fund has outperformed the Acquired Fund since the inception of the Acquired Fund on May 3, 2004, and has outperformed its peer group for the 1, 3 and 5 year periods ended September 30, 2007 and has outperformed its index for the 1 and 3 year periods ended September 30, 2007.

     4. Although the Acquiring Fund has a higher advisory fee and higher overall operating expense ratios than the Acquired Fund, the expense ratios of the Acquired Fund are expected to increase as a result of a substantial redemption by an affiliated fund of funds. While the Adviser has agreed effective January 1, 2008 to cap certain of the expenses of the Acquired Fund by waiving a portion of its advisory fee for the Acquired Fund, the Adviser may terminate this voluntary fee waiver at any time;

     5. The Acquiring Fund has a larger asset base and stronger prospects for growth and efficient management than the Acquired Fund;

     6. The Reorganization will not result in any dilution of shareholder or contract owner values;

     7. The Reorganization, by reducing the number of JHT Funds, may benefit the Adviser through increased administrative efficiencies. With respect to the Acquiring Fund's having a higher advisory fee rate than the Acquired Fund, the difference in the advisory fee rates is due to a higher subadvisory fee for the Acquiring Fund, and the Adviser does not believe that T. Rowe Price will continue to manage the Acquired Fund beyond the proposed Exchange Date (April 25, 2008) without an increase in the subadvisory fee for that Fund. The subadvisory fee for the Acquiring Fund is consistent with such fees for its peer group of funds, while the subadvisory fee for the Acquired Fund is below most such fees for comparable funds. Moreover, the net amount of the advisory fee retained by the Adviser after payment of the subadvisory fee is the same for the Acquired Fund and the Acquiring Fund; and

     8. Although the Reorganization is expected to be a taxable reorganization, it is not expected to be a taxable event for federal income tax purposes for contract owners.

                   DESCRIPTION OF THE SECURITIES TO BE ISSUED

     JHT has an unlimited number of authorized shares of beneficial interest, par value $0.01 per share. These authorized shares may be divided into series and classes thereof. The Declaration of Trust authorizes the Board, without shareholder approval, to issue shares in different series, to create new series, to name the rights and preferences of the shareholders of each of the series, to approve mergers of series (to the extent consistent with applicable laws and regulations) and to designate a class of shares of a series as a separate series.

     The Acquired and Acquiring Funds are separate series or Funds of JHT. The shares of JHT may be issued in four classes: Series I shares, Series II shares, Series III shares and NAV shares. Not all JHT Funds are currently authorized to or offer all classes of shares, and additional classes may be offered in the future. Currently, each of the Acquired and Acquiring Funds has Series I, Series II and NAV shares issued and outstanding, except that the Growth & Income Trust has only NAV shares issued and outstanding. The Acquiring Funds will issue Series I, Series II and NAV shares in connection with the Reorganization. Each such share, when issued, will be fully paid and non-assessable and will have no preemptive rights. Series I, Series II and NAV shares may not be converted into shares of any other class.

     The Series I, Series II and NAV shares of the Funds are the same except for differences in class expenses, including different Rule 12b-1 fees for the Series I and Series II shares (see "Additional Information About the Funds -- Rule 12b-1 Fees" below), and, as described below, voting rights.

     All shares of each Fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

     Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Fund and upon liquidation in the net assets of the Fund remaining after satisfaction of outstanding liabilities. Fractional shares have proportionate fractional rights to full shares. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets or accrued liabilities that are not clearly allocable to a particular Fund will be allocated in the manner determined by the Board.

     The expenses of each Fund are borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the Fund attributable to shares of each class. Notwithstanding the foregoing, "class expenses" are allocated to each class. "Class expenses" for each Fund include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which JHIMS as investment adviser to each Fund determines are properly allocable to a particular class. JHIMS will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. JHIMS' determination is subject to ratification or approval by the Board. The kinds of expenses that JHIMS may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class;
(iii) Trustees' fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

                         FEDERAL INCOME TAX CONSEQUENCES

     As a condition to the consummation of the Reorganization, JHT will have received one or more opinions of Dykema Gossett PLLC to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

     (A) with respect to each of the two transactions involving, respectively,
(i) the Dynamic Growth Trust (Acquired Fund) and the Mid Cap Stock Trust (Acquiring Fund) and (ii) the Growth & Income Trust (Acquired Fund) and the Quantitative All Cap Trust (Acquiring Fund), (1) the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code with respect to the Acquired and Acquiring Funds; (2) no gain or loss will be recognized by the Acquired or the Acquiring Fund upon the transfer of all of the assets and liabilities, if any, of the Acquired Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund; (3) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of such Fund's shares solely for shares of the Acquiring Fund; (4) the tax basis of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the tax basis of the shares of the Acquired Fund held by the shareholder immediately prior to the Reorganization; (5) the holding period of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the holding period of the shares of the Acquired Fund held by the shareholder (provided the shares of the Acquired Fund were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; (6) the tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of those assets of the Acquired Fund immediately prior to the Reorganization; and (7) the holding period of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the holding period of those assets of the Acquired Fund immediately prior to the Reorganization; and

     (B) with respect to each of the two transactions involving, respectively,
(i) the Quantitative Mid Cap Trust (Acquired Fund) and the Mid Cap Index Trust (Acquiring Fund) and (ii) the U.S. Global Leaders Growth Trust (Acquired Fund) and the Blue Chip Growth Trust (Acquiring Fund), (1) the transaction does not qualify as a tax-free reorganization under Section 368 of the Code, and will be treated as a taxable transaction; (2) the Acquired Fund will recognize gain or loss on each of its assets transferred to the Acquiring Fund equal to the difference between (i) the fair market value of such assets and (ii) the adjusted basis of such assets; (3) the Acquired Fund will be entitled to a deduction for dividends paid to its shareholders in an amount sufficient to offset its regulated investment company taxable income and its capital gains and therefore will not incur any federal income tax liability for its last complete year ending on the date of the Reorganization; (4) the Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Acquired Fund; (5) the basis of each of the assets acquired by the Acquiring Fund will be the fair market value of such assets as of the Effective Time of the Reorganization; (6) the Acquiring Fund's holding period for the assets acquired from the Acquired Fund will start as of the Effective Time of the Reorganization; (7) the shareholders of the Acquired Fund will recognize any gain or loss upon the exchange of shares of the Acquired Fund for shares of the Acquiring Fund they received pursuant to the Reorganization; (8) the basis of the shares of the Acquiring Fund received by the former shareholders of the Acquired Fund will be the fair market value of the shares of the Acquiring Fund as of the Effective Time of the Reorganization; (9) the holding period of the former shareholders of the Acquired Fund for their shares of the Acquiring Fund will start as of the Effective Time of the Reorganization; and (10) if the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Code, the Reorganization will not be a taxable event for contract owners whose contract values are determined by investment in shares of the Acquired Fund.

     Neither JHT nor the Acquired or Acquiring Funds have sought a tax ruling from the Internal Revenue Service ("IRS"), but each is acting in reliance upon the opinion(s) of counsel discussed in the previous paragraphs. The opinion or opinions are not binding on the IRS and do not preclude the IRS from adopting a contrary position. Contract owners should consult their own tax advisors concerning the potential tax consequences, including state and local income taxes.

                                 CAPITALIZATION
                                   (UNAUDITED)

     The following tables show as of December 31, 2007 and with respect to each of Proposals 1 through 4: (1) the capitalization of the Acquired Fund; (2) the capitalization of the Acquiring Fund; and (3) the pro forma combined capitalization of the Acquiring Fund as if the Reorganization had occurred as of that date. The tables do not show the actual numbers of shares of the Acquiring Funds to be issued in connection with the Reorganization which will depend upon the net asset value and number of shares outstanding of each Acquired and Acquiring Fund at the time of the Reorganization.

Proposal 1

                                                                                      NET ASSET         SHARES
FUNDS                                                               NET ASSETS     VALUE PER SHARE   OUTSTANDING
-----                                                             --------------   ---------------   -----------
(1) DYNAMIC GROWTH TRUST
(Acquired Fund)*                                    --Series I    $   99,720,585        $ 6.60        15,104,373
                                                    --Series II   $   28,707,649        $ 6.54         4,391,270
                                                    --NAV         $      963,312        $ 6.61           145,646
                                                       TOTAL      $  129,391,546                      19,641,289

(2) MID CAP STOCK TRUST
(Acquiring Fund)                                    --Series I    $  355,498,151        $15.98        22,240,653
                                                    --Series II   $  206,000,924        $15.76        13,073,565
                                                    --NAV         $  702,229,136        $16.03        43,803,342
                                                       TOTAL      $1,263,728,211                      79,117,560

Reduction in net assets and decrease in net asset
values per share to reflect the estimated
expenses of the Reorganization, and decrease in     --Series I    $      (80,229)           --        (8,864,036)
outstanding shares relative to net asset value      --Series II   $      (23,096)           --        (2,569,719)
upon the Reorganization.                            --NAV         $         (775)           --           (85,552)
                                                       TOTAL      $     (104,100)                    (11,519,307)

(3) MID CAP STOCK TRUST
(Acquiring Fund)
(pro-forma assuming combination of (1) and (2))     --Series I    $  455,138,507        $15.98        28,480,990
                                                    --Series II   $  234,685,477        $15.76        14,895,116
                                                    --NAV         $  703,191,673        $16.03        43,863,436
                                                       TOTAL      $1,393,015,657                      87,239,542

----------
* JHT has been advised that certain unregistered separate accounts of John Hancock insurance companies currently intend to redeem approximately $24 million from the Acquired Fund in April 2008. If this redemption were reflected in the table, the pro forma information for the Acquiring Fund as a result of the Combination would change in the following respects: Series I Net Assets and Shares Outstanding would be approximately $431,143,944 and 26,979,113, and Total Net Assets and Shares Outstanding would be approximately $1,369,015,657 and 85,737,665.

Proposal 2

                                                                                      NET ASSET         SHARES
FUNDS                                                               NET ASSETS     VALUE PER SHARE   OUTSTANDING
-----                                                             --------------   ---------------   -----------
(1) GROWTH & INCOME TRUST
(Acquired Fund)                                     --NAV         $1,950,164,751        $12.67       153,967,485
                                                       TOTAL      $1,950,164,751                     153,967,485

(2) QUANTITATIVE ALL CAP TRUST
(Acquiring Fund)                                    --Series I    $  273,601,247        $15.35        17,829,611

                                                    --Series II   $  132,084,672        $15.32         8,621,817
                                                    --NAV         $      824,958        $15.40            53,561
                                                       TOTAL      $  406,510,877                      26,504,989

Reduction in net assets and decrease in net asset
values per share to reflect the estimated
expenses of the Reorganization, and decrease in     --Series I                              --                --
outstanding shares relative to net asset value      --Series II                             --                --
upon the Reorganization.                            --NAV         $     (580,000)           --       (27,333,410)
                                                       TOTAL      $     (580,000)           --       (27,333,410)

(3) QUANTITATIVE ALL CAP TRUST
(Acquiring Fund)
(pro-forma assuming combination of (1) and (2))     --Series I    $  273,601,247        $15.35        17,829,611
                                                    --Series II   $  132,084,672        $15.32         8,621,817
                                                    --NAV         $1,950,409,709        $15.40       126,687,636
                                                       TOTAL      $2,356,095,628                     153,139,064

Proposal 3

                                                                                      NET ASSET         SHARES
FUNDS                                                               NET ASSETS     VALUE PER SHARE   OUTSTANDING
-----                                                             --------------   ---------------   -----------
(1) QUANTITATIVE MID CAP TRUST                      --Series I     $  8,632,029         $ 8.57         1,007,127
(Acquired Fund)                                     --Series II    $ 26,507,877         $ 8.43         3,143,482
                                                    --NAV          $    853,556         $ 8.61            99,179
                                                       TOTAL       $ 35,993,462                        4,249,788

(2) MID CAP INDEX TRUST
(Acquiring Fund)                                    --Series I     $398,310,848         $17.41        22,874,185
                                                    --Series II    $102,510,577         $17.35         5,906,918
                                                    --NAV          $429,698,699         $17.41        24,676,223
                                                       TOTAL       $930,520,124                       53,457,326

Reduction in net assets and decrease in net asset
values per share to reflect the estimated
expenses of the Reorganization, and decrease in     --Series I     $    (12,902)            --          (511,318)
outstanding shares relative to net asset value      --Series II    $    (39,622)            --        (1,615,650)
upon the Reorganization.                            --NAV          $     (1,276)            --           (50,152)
                                                       TOTAL       $    (53,800)                      (2,177,120)

(3) MID CAP INDEX TRUST
(Acquiring Fund)
(pro-forma assuming combination of (1) and (2))     --Series I     $406,929,975         $17.41        23,369,994
                                                    --Series II    $128,978,832         $17.35         7,434,750
                                                    --NAV          $430,550,979         $17.41        24,725,250
                                                       TOTAL       $966,459,786                       55,529,994

Proposal 4

                                                                                      NET ASSET         SHARES
FUNDS                                                               NET ASSETS     VALUE PER SHARE   OUTSTANDING
-----                                                             --------------   ---------------   -----------
(1) U.S. GLOBAL LEADERS GROWTH TRUST
(Acquired Fund)                                     --Series I    $   29,157,208        $13.45         2,167,534
                                                    --Series II   $   23,196,125        $13.45         1,724,972
                                                    --NAV         $  371,588,007        $13.46        27,616,514
                                                       TOTAL      $  423,941,340                      31,509,020

(2) BLUE CHIP GROWTH TRUST
(Acquiring Fund)                                    --Series I    $  593,078,181        $21.70        27,333,702
                                                    --Series II   $  176,319,083        $21.65         8,142,770

                                                    --NAV         $2,484,265,546        $21.66       114,712,125
                                                       TOTAL      $3,253,662,810                     150,188,597

Reduction in net assets and decrease in net asset
values per share to reflect the estimated
expenses of the Reorganization, and decrease in     --Series I    $       (4,312)           --          (823,884)
outstanding shares relative to net asset value      --Series II   $       (3,431)           --          (653,557)
upon the Reorganization.                            --NAV         $      (54,957)           --       (10,461,020)
                                                       TOTAL      $      (62,700)                    (11,938,461)

(3) BLUE CHIP GROWTH TRUST
(Acquiring Fund)
(pro-forma assuming combination of (1) and (2))     --Series I    $  622,231,077        $21.70        28,677,352
                                                    --Series II   $  199,511,777        $21.65         9,214,185
                                                    --NAV         $2,855,798,596        $21.66       131,867,619
                                                       TOTAL      $3,677,541,450                     169,759,156

----------
* The JHT Lifestyle Trusts, which operate as funds of funds and invest in NAV shares of other JHT Funds, redeemed from the Acquired Fund approximately $373 million in December 2007 and $358 million in January 2008. The former redemption, but not the latter redemption, is reflected in the table. If the latter redemption were reflected in the table, the pro forma information for the Acquiring Fund as a result of the Combination would change in the following respects: NAV Net Assets and Shares Outstanding would be approximately $2,497,440,937 and 115,320,990, and Total Net Assets and Shares Outstanding would be approximately $3,319,141,450 and 153,212,526.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

                       SUBADVISERS AND PORTFOLIO MANAGERS

     Set forth below, alphabetically by subadviser, is information about the subadvisers and the portfolio managers for the Acquired and Acquiring Funds, including a brief summary of the portfolio managers' business careers over the past five years. The SAI includes additional details about the Funds' portfolio managers, including information about their compensation, accounts they manage other than the Funds and their ownership of Fund securities.

INDEPENDENCE INVESTMENT LLC ("INDEPENDENCE")

     Independence is located at 160 Federal Street, Boston, Massachusetts 02110 and is a subsidiary of Convergent Capital Management LLC ("Convergent"). Convergent is located at 190 South LaSalle Street, Chicago, Illinois, and is a subsidiary of City National Corporation, a publicly traded financial services company located at 555 South Flower Street, Los Angeles, California.

FUND                    PORTFOLIO MANAGERS
----                    ------------------
Growth & Income Trust   John C. Forelli
                        Jacy C. Leu

     - John C. Forelli, CFA (since 2005). Mr. Forelli is a Senior Vice President and Director of Large Cap Core Strategies. He is a senior portfolio manager and has been in the industry since 1984. He joined Independence in 1990. Previously, he worked for Prudential Securities. He has a BA from Dartmouth College and an MBA from the Tuck School at Dartmouth. He is a Principal of Independence and is a member of the Independence Investment Committee, the CFA Institute and the Boston Security Analysts Society.

     - Jay C. Leu, CFA (since 2005). Mr. Leu is a Senior Vice President and a Director of Large Cap Core strategies. He is a senior portfolio manager and has been in the industry since 1987. He joined Independence in 1997. Previously, he worked for Pacific Capital Fixed Income Advisors and State Street Global Advisors. He has a BS from the Massachusetts Institute of Technology (MIT) and an MS in Management from the Sloan School of Management at MIT. He is a Principal of Independence and is a member of the Independence Investment Committee, the CFA Institute, and the Boston Security Analysts Society.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED ("MFC GLOBAL (U.S.A.)")

          MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the Funds of JHT for which it is the subadviser as well as other funds which are also advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

FUNDS                        PORTFOLIO MANAGERS
-----                        ------------------
Quantitative All Cap Trust   Harpreet Singh
                             Chris Hensen
                             Brett Hryb

Quantitative Mid Cap Trust   Norman Ali
                             Rhonda Chang
                             Harpreet Singh

Mid Cap Index Trust          Carson Jen
                             Narayan Ramani

     - Norman Ali. Assistant Vice President and Portfolio Manager, U.S. Equity, at Manulife Financial; joined MFC Global (U.S.A.) in 1999.

     - Rhonda Chang. Portfolio Manager; joined MFC Global (U.S.A.) in 1994 as research analyst with the U.S. equity team; formerly an investment analyst with AIG Global Investors.

     - Chris Hensen. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1995.

     - Brett Hryb. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1993.

     - Carson Jen. Vice President, Index Operations, at MFC Global (U.S.A.); joined MFC Global (U.S.A.) in 1997.

     - Narayan Ramani. Assistant Vice President and Portfolio Manager of Index Funds at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1998.

     - Harpreet Singh. Vice President and Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 2000.

T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE")

          T. Rowe Price was founded in 1937. It is a wholly-owned subsidiary of
T. Rowe Price Group, Inc. ("Price Group"), an independent, publicly traded financial services holding company. The offices of T. Rowe Price and Price Group are located at 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2007, T. Rowe Price and its affiliates managed approximately $396.8 billion for over ten million individual and institutional investor accounts.

FUNDS                              PORTFOLIO MANAGERS
-----                              ------------------
Blue Chip Growth Trust             Larry J. Puglia

U.S. Global Leaders Growth Trust   Larry J. Puglia

     -    Larry J. Puglia. Vice President; joined T. Rowe Price in 1990.

WELLINGTON MANAGEMENT COMPANY, LLP ("WELLINGTON MANAGEMENT")

          Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928.

FUNDS                  PORTFOLIO MANAGERS
-----                  ------------------
Dynamic Growth Trust   Michael T. Carmen, CFA, CPA
                       Mario E. Abularach, CFA

Mid Cap Stock Trust    Michael T. Carmen, CFA, CPA
                       Mario E. Abularach, CFA

     - Mario E. Abularach, CFA. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2001.

     - Michael T. Carmen, CFA, CPA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1999.

                                 RULE 12B-1 FEES

          JHT has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for each of the Series I and Series II shares of each of the Funds. The NAV shares of the Funds are not subject to Rule 12b-1 fees.

          At present, Series I shares of the Acquired and Acquiring Funds are subject to a Rule 12b-1 fee of up to 0.05% of Series I share average daily net assets, and Series II shares of the Funds are subject to a Rule 12b-1 fee of up to 0.25% of Series II share average daily net assets.

          The Rule 12b-1 fees are paid to JHT's distributor, JH Distributors (the "Distributor"). To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees: (i) for any expenses relating to the distribution of the shares of the class; (ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and (iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the NASD.

          Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a Fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding paragraph; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Each Distribution Plan is a compensation plan rather than a reimbursement plan. Currently, all payments by the Distributor relating to Series I and Series II shares are made to insurance companies affiliated with JHIMS and the Distributor. However, payments may be made to unaffiliated insurance companies in the future.

          Currently, each Series of shares pays a "service fee" of .25% of average daily net assets or, if less, the full amount of the applicable 12b-1 fee. The service fee is paid to the Distributor which then may reallocate all or a portion of the service fee to one or more affiliated or unaffiliated parties that have agreed to provide with respect to the shares of JHT the kinds of services encompassed by the term "personal service and/or the maintenance of shareholder accounts" as defined in Rule 2830(d)(5) of the Conduct Rules of the NASD.

          Rule 12b-1 fees are paid out of a Fund's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Fund and may, over time, be greater than other types of sales charges.

                           DIVIDENDS AND DISTRIBUTIONS

          The dividends and distributions procedures with respect to the Acquired and Acquiring Funds are the same. JHT intends to declare as dividends substantially all of the net investment income, if any, of each of the Funds. Dividends from the net investment income and the net capital gain, if any, for each Fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that Fund or paid in cash.

                        PURCHASE AND REDEMPTION OF SHARES

          The purchase and redemption procedures with respect to shares of the Acquired and Acquiring Funds are the same. Shares of each JHT Fund are offered continuously, without sales charge, at a price equal to their net asset value. Shares of each Fund are sold and redeemed at their net asset value next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by JHT. Depending upon the net asset value at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or (iii) the SEC by order so permits for the protection of security holders of JHT.

          Calculation of Net Asset Value. The net asset value of the shares of each of the Acquired and Acquiring Funds is determined once daily as of the close of trading on the NYSE, Monday through Friday, except that no determination is required on: (i) days on which changes in the value of the Fund's Fund securities will not materially affect the current net asset value of the shares of the Fund, (ii) days during which no shares of the Fund are tendered for redemption and no order to purchase or sell such shares is received by JHT, or (iii) the following business holidays or the days on which such holidays are observed by the NYSE: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

          The net asset value per share of each share class of a Fund is computed by: (i) adding the sum of the value of the securities held by the Fund, plus any cash or other assets it holds, attributable to the class, (ii) subtracting all its liabilities attributable to the class, and (iii) dividing the result by the total number of shares outstanding of the class at such time.

          Valuation of Securities. Securities held by each of the Funds, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, Fund securities are valued at fair value as determined in good faith by the Board. The Board has delegated the responsibility to fair value securities to JHT's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Board.

          Generally, trading in (i) non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board or its designee believes accurately reflects its fair value.

          In deciding whether to make a fair value adjustment to the price of a security, the Board or its designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. JHT may also fair value securities in other situations, for example, when a particular foreign market is closed but JHT is calculating the net asset value for its Funds. In view of these factors, it is likely that JHT Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than JHT Funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

          For purposes of determining when fair value adjustments may be appropriate with respect to JHT Funds that invest in securities in foreign markets that close prior to the NYSE, JHT will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") that track foreign markets in which JHT Funds have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all JHT Funds that invest in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value of such Funds will be recommended to JHT's Pricing Committee where applicable.

          Fair value pricing of securities is intended to help ensure that the net asset value of a Fund's shares reflects the value of the Fund's securities as of the close of the NYSE (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

          All money market instruments with a remaining maturity of 60 days or less held by the Funds are valued on an amortized cost basis.

                          DISRUPTIVE SHORT-TERM TRADING

          None of the JHT Funds is designed for short-term trading (frequent purchases and redemptions of shares) or market timing since such activities may increase Fund transaction costs, disrupt management of a Fund (affecting a subadviser's ability to effectively manage a Fund in accordance with its investment objective and policies) and dilute the interest in a Fund held for long-term investment ("Disruptive Short-Term Trading").

          The Board has adopted procedures to deter Disruptive Short-Term Trading, and JHT seeks to deter and prevent such trading through several methods:

          First, to the extent that there is a delay between a change in the value of a Fund's holdings and the time when that change is reflected in the net asset value of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. JHT seeks to deter and prevent this activity, sometimes referred to as "market timing" or "stale price arbitrage," by the appropriate use of "fair value" pricing of the securities in JHT's Funds. See "Purchase and Redemption of Shares" above for further information on fair value pricing.

          Second, management of JHT will seek to monitor purchases and redemptions of JHT shares either directly or through procedures adopted by affiliated insurance companies that use JHT as their underlying investment vehicle. If management of JHT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing Fund transaction costs, significantly disrupting Fund management or significantly diluting the interest in a Fund held for long-term investment, that is, Disruptive Short-Term Trading, JHT may impose restrictions on trading as described below.

          Pursuant to Rule 22c-2 under the 1940 Act, JHT and each insurance company that uses JHT as an underlying investment vehicle have entered into an information sharing agreement under which the insurance company is obligated to:
(i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHT; (ii) furnish JHT, upon its request, with information regarding contract holder trading activities in shares of JHT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHT as engaging in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHT, to cease accepting trading instructions from the financial intermediary for the contract holder.

          Investors in JHT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading and that the ability to restrict Disruptive Short-Term Trading may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, inherently make it more difficult for JHT to identify short-term transactions in a Fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHT is unsuccessful in restricting Disruptive Short-Term Trading, the Funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser's ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

          Market timers may target JHT Funds with the following types of investments:

          1. Funds with significant investments in foreign securities traded on markets that close before the Fund determines its net asset value.

          2. Funds with significant investments in high yield securities that are infrequently traded.

          3. Funds with significant investments in small cap securities.

          Market timers may also target JHT Funds with other types of investments for frequent trading of shares.

                                   TAX MATTERS

          The following is a summary of some important tax issues that affect JHT and the Funds. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). It is not a detailed description of the tax treatment of JHT or the Funds. More information about taxes is located in the SAI under "Additional Information Concerning Taxes". SHAREHOLDERS AND CONTRACT OWNERS SHOULD CONSULT THEIR TAX ADVISERS REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL AND FOREIGN TAXES AND THEIR IMPACT ON PERSONAL TAX LIABILITY.

          Qualification as a Regulated Investment Company; Diversification Requirements Applicable to Insurance Company Separate Accounts. JHT intends to take the steps necessary to qualify each Fund as a regulated investment company ("RIC") under Subchapter M of the Code and believes that each Fund will so qualify. As a result of qualifying as a RIC, a Fund will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each Fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each Fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

          Because JHT complies with the ownership restrictions of Treas. Reg.
Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91 and Rev. Rul. 2003-92
(no direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any Fund in which it invests, provided that the Fund qualifies as a RIC. Therefore, each Fund intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a Fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

          If a Fund failed to qualify as a RIC:

     - owners of contracts based on the Fund would be treated as owning shares of the Fund (rather than their proportionate share of the assets of such Fund) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

     - the Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

          In addition, if a Fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the Fund might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadviser to the Funds and it is intended that the Funds will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.

          Tax-Qualified and Non-Qualified Contracts. Certain of MFC's life insurance subsidiaries (the "Insurance Companies") are taxed as life insurance companies. Under current tax law rules, they include the investment income (exclusive of capital gains) of the separate accounts in their taxable income and take deductions for investment income credited to their "policyholder reserves." They are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. The Insurance Companies do not currently charge the separate accounts for any resulting income tax costs, other than a "DAC tax charge" they impose against certain life insurance separate accounts to compensate them for the finance costs attributable to the acceleration of their income tax liabilities by reason of a "DAC tax adjustment." They also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. They do not pass these benefits through to the separate accounts, principally because: (i) the deductions and credits are allowed to the Insurance Companies and not the contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the separate account assets that is passed through to contract holders.

          The Insurance Companies' contracts permit the Insurance Companies to deduct a charge for any taxes they incur that are attributable to the operation or existence of the contracts or the separate accounts. Currently, the Insurance Companies do not anticipate making any specific charge for such taxes other than the DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, the Insurance Companies reserve the right to make a charge in the future.

          Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses for their respective contracts or policies for information on the federal income tax consequences of investments in JHT, including the application of state and local taxes.

          Foreign Investments. When investing in foreign securities or currencies, a Fund may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any Fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable contracts who allocate investments to a Fund of JHT.

          Tax Implications for Insurance Contracts with Investments Allocated to JHT. For information regarding the tax implications for the owner of a variable contract who allocates investments to a Fund of JHT, please refer to the prospectus for the contract.

          Possible Tax Reclassification of Funds. Management may recommend to the Board from time to time that one or more Funds choose to be taxed as partnerships or disregarded entities rather than as RICs for federal income tax purposes. There may be positive and negative consequences for a Fund that chooses to be taxed as a partnership or is a disregarded entity. Such a Fund will not have to comply with the income qualification test for RICs under
Section 851(b) of the Code, which will allow the Fund greater flexibility in purchasing a wider variety of investment assets. It will also no longer be subject to the requirement of Section 852 of the Code that a RIC distribute substantially all of its taxable income and net capital gains, which is expected to reduce certain accounting and administrative costs necessary to calculate distributions. These benefits may, however, be offset by negative consequences in certain circumstances. For example, the Fund may incur increased expenses associated with partnership accounting. If the Fund invests extensively in foreign securities, it may (depending upon the provisions of tax treaties with particular foreign counties) be subject to less favorable treatment than a RIC with respect to the availability of reduced foreign withholding tax rates. Accordingly, the determination whether there would be a net benefit to a Fund from its classification for federal income tax purposes as a partnership or disregarded entity will be made on a Fund by Fund basis, and the reclassification of any Fund as a partnership or disregarded entity will require a determination by the Board that such reclassification is in the best interests of the Fund, its shareholders and contract owners.

          The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. For additional information on taxes, see "Additional Information Concerning Taxes" in the SAI.

                  POLICY REGARDING DISCLOSURE OF FUND HOLDINGS

          The SAI contains a description of JHT's policies and procedures regarding disclosure of Fund portfolio holdings.

              BROKER COMPENSATION AND REVENUE SHARING ARRANGEMENTS

          Insurance companies and their SEC registered separate accounts may use JHT as an underlying investment medium for their variable annuity contracts and variable life insurance policies ("Variable Products"). Distributors of such variable products pay compensation to authorized broker-dealers for the sale of the contracts and policies. These distributors may also pay additional compensation to, and enter into revenue sharing arrangements with, certain authorized broker-dealers. For a description of these compensation and revenue sharing arrangements, see the prospectuses and statements of additional information of the Variable Products. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through 12b-1 fees or through the Adviser's profit on the advisory fee.

          John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the "John Hancock Insurance Companies") and certain of their separate accounts that are exempt from SEC registration may use Series I shares of JHT as an underlying investment medium for exempt group annuity contracts ("Group Contracts") issued to certain qualified retirement plans (the "Plans"). The John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators ("TPAs") for the services they provide in connection the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHT understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. JHT also understands that, in the case of Group Contracts issued by the John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 fees or through the Adviser's profit on the advisory fee.

             ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS
                             AND INVESTMENT POLICIES

                RISKS OF INVESTING IN CERTAIN TYPES OF SECURITIES

          The risks of investing in certain types of securities in which the Acquired and Acquiring Funds may invest are described below. Unless otherwise indicated below, the Acquired and Acquiring Funds may invest in all the types of securities described. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

ACTIVE MANAGEMENT RISK

          Except for the Mid Cap Index Trust, the Funds are actively managed by their subadviser. The performance of a Fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the Fund's investment objective. If the subadviser's investment strategies do not perform as expected, the Fund could underperform other mutual funds with similar investment objectives or lose money.

CREDIT AND COUNTERPARTY RISK

          Credit and counterparty risk is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of a Fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

DERIVATIVES RISK

          The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund's securities. Even if the subadviser only uses hedging and other strategic transactions in a Fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a Fund's initial investment in such contracts. In addition, these transactions could result in a loss to a Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. See "Hedging and Other Strategic Transactions" below.

EQUITY SECURITIES RISK

          Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a Fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund is invested in decline or if overall market and economic conditions deteriorate. Even Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

          Value Investing Risk. The Funds purchase equity securities (generally referred to as "value stocks") primarily because they are selling at prices below what their subadviser believes to be their fundamental values and not necessarily because the issuing companies are expected to experience significant earnings growth. The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadviser to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by subadvisers investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A Fund's strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

          Growth Investing Risk. The Funds may purchase some equity securities (generally referred to as "growth stocks" or "growth securities") primarily because the subadvisers believe that these securities will experience relatively rapid earnings growth. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A Fund's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

EXCHANGE TRADED FUNDS (ETFS) RISK

          ETS are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed Fund of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

FIXED INCOME SECURITIES RISK

          Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

          Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

          Credit Quality Risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a Fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the Fund's investments. Funds that may invest in lower rated fixed income securities commonly referred to as "junk" securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

FOREIGN SECURITIES RISK

          The Funds may invest in foreign securities. The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

     - Currency Fluctuations. Investments in foreign securities may cause a Fund to lose money when converting investments from foreign currencies into U.S. dollars. A Fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the Fund could still lose money.

     - Political and Economic Conditions. Investments in foreign securities subject a Fund to the political or economic conditions of the foreign country. These conditions could cause Fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the Fund from selling its investment and taking the money out of the country.

     - Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a Fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a Fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

     - Nationalization of Assets. Investments in foreign securities subject a Fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

     - Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the Fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

     - Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

FUND OF FUNDS RISK

          A Fund may be an underlying fund to JHT Funds which operate as funds of funds and invest in other (underlying) JHT Funds. Large redemptions from or investments in an underlying fund by a fund of funds in connection with rebalancings or reallocations of the fund of funds' assets may adversely affect an underlying fund. The underlying fund could be required to sell securities or to invest cash at times when it would not otherwise desire to do so, and rebalancings may increase brokerage and other transaction costs. A large redemption by a fund of funds owning a substantial portion of an underlying fund could cause the underlying fund's expenses to increase and could result in its portfolio becoming too small to be economically viable.

HIGH PORTFOLIO TURNOVER RISK

          A high Fund portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. The Fund turnover rate of each of JHT's Funds may vary from year to year, as well as within a year. Fund turnover rates are set forth in the Financial Highlights included for each Fund. See also "Fund Turnover" in the SAI.

INDEX MANAGEMENT RISK

          Certain factors may cause a Fund that is an index fund, such as the Mid Cap Index Trust, to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the Fund's transaction expenses, and the size and timing of the its cash flows, may result in the Fund's performance being different than that of its index. Moreover, the Fund will generally reflect the performance of its target index even when the index does not perform well.

IPO ("INITIAL PUBLIC OFFERING") RISK

          Investments in IPOs may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses for a Fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

INVESTMENT GRADE DEBT SECURITIES

          Investment grade debt securities are securities of issuers rated at the time of purchase in the four highest rating categories by a nationally recognized securities rating organization, such as those rated Aaa, Aa, A and Baa by Moody's or AAA, AA, A and BBB by S&P's Division of The McGraw Hill Companies, Inc. (or, if unrated, of comparable quality as determined by the subadviser).

          Investment Grade Fixed Income Securities in the Lowest Rating Category Risk. Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by S&P's and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

          Lower Rated Fixed Income Securities Risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's), commonly known as "junk bonds." The principal risks of investing in these securities are as follows:

- Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

- Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market's perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

- Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

- Dependence on Subadviser's Own Credit Analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

- Additional Risks Regarding Lower Rated Corporate Fixed Income Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

- Additional Risks Regarding Lower Rated Foreign Government Fixed Income Securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under "Foreign Securities Risk". In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

ISSUER RISK

          An issuer of a security purchased by a Fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK

          A Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund's ability to sell particular securities or close derivative positions at an advantageous price. Principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk present the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for investments in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

SMALL AND MEDIUM SIZE COMPANIES

Small or Unseasoned Companies

- Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

- Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

- Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a Fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

- Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

- Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

- Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

                                   ----------

          Additional risks of investing in the types of securities mentioned above are described in the SAI, which is incorporated by reference into this Proxy Statement/Prospectus.

                    HEDGING AND OTHER STRATEGIC TRANSACTIONS

          Each of the Acquired and Acquiring Funds is authorized to use a variety of strategic transactions. These transactions will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the Fund. Hedging refers to protecting against possible changes in the market value of securities a Fund already owns or plans to buy or protecting unrealized gains in the Fund. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions that may be used are described below:

- exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments,

-    financial futures contracts (including stock index futures),

-    interest rate transactions*, and

-    currency transactions.**

* A Fund's interest rate transactions may take the form of swaps, caps, floors and collars.

** A Fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

          Collectively, these transactions are referred to in this Proxy Statement/Prospectus as "Hedging and Other Strategic Transactions." Hedging and Other Strategic Transactions may be used for the following purposes:

- to attempt to protect against possible changes in the market value of securities held or to be purchased by a Fund resulting from securities markets or currency exchange rate fluctuations,

-    to protect a Fund's unrealized gains in the value of its securities,

-    to facilitate the sale of a Fund's securities for investment purposes,

-    to manage the effective maturity or duration of a Fund's securities,

- to establish a position in the derivatives markets as a substitute for purchasing or selling securities in a particular market, or

- to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

          The ability of a Fund to utilize Hedging and Other Strategic Transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a Fund's securities. While a subadviser will use Hedging and Other Strategic Transactions in a Fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a Fund's initial investment in such contracts. In addition, these transactions could result in a loss to the Fund if the counterparty to the transaction does not perform as promised.

          A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the CFTC and the requirement to segregate assets with respect to these transactions, appears in the SAI.

                         ADDITIONAL INVESTMENT POLICIES

          Subject to certain restrictions and except as noted below, the Acquired and Acquiring Funds may use the following investment strategies and purchase the following types of securities.

ILLIQUID SECURITIES

          Each of the Funds is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, JHT may be forced to sell them at a discount from the last offer price.

INDEXED/STRUCTURED SECURITIES

          The Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. The Funds bear the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

LENDING OF PORTFOLIO SECURITIES

          Each Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund's total assets. As collateral for the loaned securities, the borrower gives the lending Fund collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

REPURCHASE AGREEMENTS

          Each of the Funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a Fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. A Fund's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchase agreements maturing in more than seven days are deemed to be illiquid.

REVERSE REPURCHASE AGREEMENTS

          Each of the Funds may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a Fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The Fund will maintain on its records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a Fund's net asset value per share, each Fund will cover the transaction as described above.

SHORT SALES

          Each of the Funds may make short sales of securities. This means that the Fund may sell a security that it does not own in anticipation of a decline in the market value of the security. The Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. A Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. A Fund may also make short sales "against the box." In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

          Until a Fund closes its short position or replaces a borrowed security, it will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

WARRANTS

          Each of the Funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.

WHEN-ISSUED SECURITIES ("FORWARD COMMITMENTS")

          In order to help ensure the availability of suitable securities, each of the Funds may purchase debt or equity securities on a "when-issued" or on a "forward delivery" basis. These terms mean that the obligations will be delivered to the Fund at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a Fund will maintain on its record liquid assets equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.

                                   ----------

          These investment strategies and securities are more fully described in the SAI, which is incorporated by reference into this Proxy
Statement/Prospectus.

             NEW SUBADVISORY AGREEMENTS FOR THE DYNAMIC GROWTH TRUST
                      AND U.S. GLOBAL LEADERS GROWTH TRUST

          At its meeting on December 13-14, 2007, the Board, including all of the Independent Trustees, approved new subadvisory agreements appointing: (i) Wellington Management as the new subadviser to the Dynamic Growth Trust, replacing that Fund's former subadviser, DeAM; and (ii) T. Rowe Price as the new subadviser to the U.S. Global Leaders Growth Trust, replacing that Fund's former subadviser, SGA. These subadviser changes became effective, and the former subadvisory arrangements terminated, on December 14, 2007 with respect to the Dynamic Growth Trust and on January 17, 2008 with respect to the U.S. Global Leaders Growth Trust.

          As described above, shareholders of the Dynamic Growth Trust are being asked to approve the Combination of that Fund into the Mid Cap Stock Trust, which is subadvised by Wellington Management (Proposal 1), and shareholders of the U.S. Global Leaders Growth Trust are being asked to approve the Combination of that Fund into the Blue Chip Growth Trust, which is subadvised by T. Rowe Price (Proposal 4). As a result of the subadviser changes described herein, the Acquired Fund and its corresponding Acquiring Fund under each of these proposals have the same subadviser. These changes are intended to facilitate the transition in portfolio management of the Funds occasioned by these Combinations.

          The changes in subadviser for the Dynamic Growth Trust and the U.S. Global Leaders Growth Trust have not resulted in any changes in the advisory and subadvisory fee rates for the Funds or in the nature and quality of the subadvisory services provided to the Funds.

          The new subadvisory agreements with Wellington Management and T. Rowe Price are dated, respectively, December 14, 2007 and January 17, 2008. The prior subadvisory agreement with DeAM for the Dynamic Growth Trust, dated November 23, 2002, as amended June 30, 2006 and October 17, 2005, was approved by the Board (including a majority of the Independent Trustees ) on September 26-27, 2002 in connection with the appointment of DeAM as subadviser. The prior subadvisory agreement with SGA for the U.S. Global Leaders Growth Trust, dated April 30, 2004, as amended October 17, 2005, was approved by the Board (including a majority of the Independent Trustees) on April 1-2, 2004 in connection with the appointment of SGA as subadviser.

              NEW SUBADVISORY AGREEMENT WITH WELLINGTON MANAGEMENT
                          FOR THE DYNAMIC GROWTH TRUST

WELLINGTON MANAGEMENT

          Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928.

          Wellington Management is the subadviser to the following JHT Funds in addition to the Dynamic Growth

Trust: Investment Quality Bond Trust; Mid Cap Intersection Trust; Mid Cap Stock Trust; Natural Resources Trust; Special Value Trust; Small Cap Growth Trust; and Small Cap Value Trust.

          For information about the executive officers and managing partners of, and funds comparable to the Dynamic Growth Trust that are managed by, Wellington Management, see Appendix B ("Additional Information About Wellington Management") to this Proxy Statement/Prospectus.

NEW SUBADVISORY AGREEMENT

          Under the new subadvisory agreement with Wellington Management, as under the prior subadvisory agreement with DeAM, the subadviser manages the day-to-day investment and reinvestment of the assets of the Dynamic Growth Trust, subject to the supervision of the Board and the Adviser, and formulates a continuous investment program for the Fund consistent with its investment objective and policies. The subadviser implements such program by purchases and sales of securities and regularly reports thereon to the Board and the Adviser.

          The terms of the prior subadvisory agreement and the new subadvisory agreement are substantially the same, and are the same with respect to compensation as described below. The terms of the agreements are more fully described below under "Description of Prior and New Subadvisory Agreements."

          COMPENSATION. As compensation for its services under the new subadvisory agreement, Wellington Management is paid a subadvisory fee by the Adviser with respect to the Dynamic Growth Trust. The fee, which is accrued daily and paid monthly, is determined by applying the daily equivalent of an annual fee rate to the net assets of the Fund. The annual fee rate is calculated each day by applying the annual percentage rates (including breakpoints) in the table below to the applicable portions of Aggregate Net Assets and dividing the sum so determined by Aggregate Net Assets. "Aggregate Net Assets" include, in addition to the net assets of the Dynamic Growth Trust, the net assets of the Dynamic Growth Fund of JHF II which is also subadvised by Wellington Management (but only for the period during which Wellington Management also serves as the subadviser to such JHF II fund). Under the prior subadvisory agreement with DeAM, DeAM was paid a subadvisory fee by the Adviser that was determined in the same manner as described above. UNDER BOTH THE PRIOR AND THE NEW SUBADVISORY AGREEMENTS, THE SUBADVISORY FEE IS PAID BY THE ADVISER OUT OF THE MANAGEMENT FEE IT RECEIVES FOR THE FUND AND IS NOT AN ADDITIONAL CHARGE TO THE FUND.

          The following table sets forth the annual percentage rates of the subadvisory fees for the Dynamic Growth Trust under the prior and new subadvisory agreements. As indicated, the rates are the same under both agreements.

          SUBADVISORY FEES - DYNAMIC GROWTH TRUST
          (Rates Applied to Aggregate Net Assets)(1)

PRIOR SUBADVISORY AGREEMENT             NEW SUBADVISORY AGREEMENT
---------------------------             -------------------------
0.450% of the first $250 million;       0.450% of the first $250 million;
0.400 of the next $250 million;         0.400 of the next $250 million;
0.375% of the next $500 million; and    0.375% of the next $500 million; and
0.350% of the excess over $1 billion.   0.350% of the excess over $1 billion.

----------
(1) Aggregate Net Assets include the net assets of the Fund and the net assets of the JHF II Dynamic Growth Fund. As of December 31, 2007, the JHF II Dynamic Growth Fund had no assets.

          For the fiscal year ended December 31, 2006, JHIMS paid DeAM under the prior subadvisory agreement for the Dynamic Growth Trust a subadvisory fee of $778,076. If the new subadvisory agreement with Wellington Management had been in effect for that fiscal year, the subadvisory fee for the Fund would have been the same.

CHANGES IN NON-FUNDAMENTAL INVESTMENT POLICIES

          In connection with approving the new subadvisory agreement with Wellington Management for the Dynamic Growth Trust, the Board also approved changing certain non-fundamental investment polices of the Fund to permit Wellington Management to manage the Fund in a style more consistent with its management of the Mid Cap Stock Trust. The investment polices of the Dynamic Growth Trust as so amended are set forth under Proposal 1 above. The material amendments to the prior investment policies were:

     (a) changing the definition of mid cap securities from (a) U.S. companies that are within the market capitalization range of the Russell MidCap Growth Index to (b) U.S. companies that are within the market capitalization range of either the Russell MidCap Growth Index or the S&P Mid Cap 400 Index. As of October 31, 2007, the average market capitalization of companies in the Russell MidCap Growth Index ranged from $835 million to $31.12 billion and the average market capitalization of companies in the S&P Mid Cap 400 Index ranged from $340 million to $12.339 billion, and

     (b) increasing the foreign securities investment limit from 20% to 25% of net assets.

                  NEW SUBADVISORY AGREEMENT WITH T. ROWE PRICE
                    FOR THE U.S. GLOBAL LEADERS GROWTH TRUST

T. ROWE PRICE

          T. Rowe Price, with offices at 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of September 30, 2007, T. Rowe Price and its affiliates managed approximately $396.8 billion for over ten million individual and institutional investor accounts.

          T. Rowe Price is the subadviser to the following JHT Funds in addition to the U.S. Global Leaders Growth Trust: Blue Chip Growth Trust, Equity Income Trust, Health Sciences Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust, Real Estate Equity Trust and Mid Value Trust.

          For information about the executive officers and directors of, and funds comparable to the U.S. Global Leaders Growth Trust that are managed by, T. Rowe Price, see Appendix C ("Additional Information About T. Rowe Price") to this Proxy Statement/Prospectus.

NEW SUBADVISORY AGREEMENT

          Under the new subadvisory agreement with T. Rowe Price, as under the prior subadvisory agreement with SGA, the subadviser manages the day-to-day investment and reinvestment of the assets of the U.S. Global Leaders Growth Trust, subject to the supervision of the Board and the Adviser, and formulates a continuous investment program for the Fund consistent with its investment objective and policies. The subadviser implements such program by purchases and sales of securities and regularly reports thereon to the Board and the Adviser.

          The terms of the prior subadvisory agreement and the new subadvisory agreement are substantially the same, and are the same with respect to compensation as described below. The terms of the agreements are described below under "Description of Prior and New Subadvisory Agreements."

          COMPENSATION. As compensation for its services under the new subadvisory agreement, T. Rowe Price is paid a subadvisory fee by the Adviser with respect to the U.S. Global Leaders Growth Trust. The fee, which is accrued daily and paid monthly, is determined by applying the daily equivalent of an annual fee rate to the net assets of the Fund. The annual fee rate is calculated each day by applying the annual percentage rates (including breakpoints) in the table below to the applicable portions of Aggregate Net Assets and dividing the sum so determined by Aggregate Net Assets. "Aggregate Net Assets" include, in addition to the net assets of the U.S. Global Leaders Growth Trust, the net assets of the U.S. Global Leaders Growth Fund of JHF II which is also subadvised by T. Rowe Price (but only for the period during which T. Rowe Price also serves as the subadviser to such JHF II fund). Under the prior subadvisory agreement with SGA, SGA was paid a subadvisory fee by the Adviser that was determined in the same manner as described above. UNDER BOTH THE PRIOR AND THE NEW SUBADVISORY AGREEMENTS, THE SUBADVISORY FEE IS PAID BY THE ADVISER OUT OF THE MANAGEMENT FEE IT RECEIVES FOR THE FUND AND IS NOT AN ADDITIONAL CHARGE TO THE FUND.

          The following table sets forth the annual percentage rates of the subadvisory fees for the U.S. Global Leaders Growth Trust under the prior and new subadvisory agreements. As indicated, the rates are the same under both agreements.

          SUBADVISORY FEES
          (Rates Applied to Aggregate Net Assets)(1)

PRIOR SUBADVISORY AGREEMENT               NEW SUBADVISORY AGREEMENT
---------------------------               -------------------------
0.2625% of the first $500 million; and    0.2625% of the first $500 million; and
0.225% of the excess over $500 million.   0.225% of the excess over $500 million.

----------
(1) Aggregate Net Assets include the net assets of the Fund and of the JHF II U.S. Global Leaders Growth Fund. As of December 31, 2007, the JHF II U.S. Global Leaders Growth Fund had net assets of approximately $423,941,340. A substantial portion of the net assets of the JHF II U.S. Global Leaders Growth Fund is expected to be redeemed in April 2008.

          For the fiscal year ended December 31, 2006, JHIMS paid SGA under the prior subadvisory agreement for the U.S. Global Leaders Growth Trust a subadvisory fee of $1,292,077. If the new subadvisory agreement with T. Rowe Price had been in effect for that fiscal year (and if T. Rowe Price had also been the subadviser to the JHF II U.S. Global Leaders Growth Fund during that fiscal year), the subadvisory fee for the Fund would have been the same.

CHANGES IN NON-FUNDAMENTAL INVESTMENT POLICIES

          In connection with approving the new subadvisory agreement with T. Rowe Price for the U.S. Global Leaders Growth Trust, the Board also approved changing certain non-fundamental investment polices of the Fund to permit T. Rowe Price to manage the Fund in a style more consistent with its management of the Blue Chip Growth Trust. The amended investment policies are set forth above under Proposal 4. The prior investment policies are set forth below:

          PRIOR INVESTMENT POLICIES - U.S. GLOBAL LEADERS GROWTH FUND

          Under normal market conditions, the Fund invests least 80% of its net assets (plus any borrowing for investment purposes) in stocks of companies the subadviser regards, at the time of investment, as "U.S. Global Leaders."

          The Fund invests in common stocks of U.S. Global Leaders companies determined by the subadviser to have a high degree of predictability and above average sustainable long-term growth. As a result of its investment strategy, the Fund invests in large capitalization companies (companies in the capitalization range of the S&P 500 Index -- $1.3 billion to $503 billion as of October 31, 2007).

          The subadviser considers U.S. Global Leaders to be U.S. companies with multi-national operations that typically exhibit the following sustainable growth characteristics:

          - Hold leading market share of their relevant industries that result in high profit margins and high investment returns.

          - Supply consumable products or services so that their revenue streams are recurring.

          The subadviser seeks to identify companies with superior long-term earnings prospects and to continue to own them as long as the subadviser believes they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

          The Fund may invest in other types of equities and foreign stocks.

                     CONSIDERATIONS BY THE BOARD OF TRUSTEES

          The Board, including the Independent Trustees, is responsible for selecting JHT's investment adviser, approving the Adviser's selection of Fund subadvisers and approving the Funds' advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates JHT's advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Director may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for JHT and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board with respect to each Fund:

     1. the nature, extent and quality of the services to be provided by the Adviser to JHT and by the subadviser to the Fund;

     2.   the investment performance of the Fund and its subadviser;

     3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund;

     4. the costs of the services to be provided and the profits to be realized by the Adviser (including any subadvisers affiliated with the Adviser) and its affiliates from the Adviser's relationship with JHT; and

     5. comparative services rendered and comparative advisory and subadvisory fee rates.

          The Board believes that information relating to all these factors is relevant to its evaluation of JHT's advisory agreements. With respect to its evaluation of subadvisory agreements with subadvisers not affiliated with the Adviser, the Board believes that, in view of JHT's "manager-of-managers" advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with JHT, generally, are not a material factor in the Board's consideration of these subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the Funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

          In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of JHT, offered by the Adviser and other affiliates of the Adviser ("Material Relationships").

          In making its determination with respect to the factors that it considers, the Board reviewed, with respect to each of (i) Wellington Management and the Dynamic Growth Trust and (ii) T. Rowe Price and the U.S. Global Leaders Growth Trust:

     1. information relating to the subadviser's current subadvisory services to the JHT,

     2. the performance of the Fund and the performance of other funds managed by the subadviser with similar investment policies;

     3.   the subadvisory fee for the Fund, including any breakpoints; and

     4. information relating to the nature and scope of Material Relationships and their significance to the Adviser and the subadviser.

          Particular considerations of the Board in approving the new subadvisory agreement with Wellington for the Dynamic Growth Trust at the December 13-14, 2007 Board meeting included the following:

     1. Wellington Management has demonstrated skills as a manager, is currently the subadviser to six Funds of JHT and four funds of JHF II and may be expected to provide a high quality of investment management services and personnel to the Dynamic Growth Trust;

     2. The JHT Mid Cap Stock Trust, which is managed by Wellington Management and has a broadly similar investment style to that of the Dynamic Growth Trust, has outperformed the Dynamic Growth Trust and has outperformed its own index and peer group over the one, three and five year periods ended September 30, 2007.

     3. The subadvisory fee with respect to the Dynamic Growth Trust under the new subadvisory agreement (i) is the product of arms-length negotiation between the Adviser and Wellington Management, (ii) is within industry norms, (iii) is the same as the subadvisory fee under the prior subadvisory agreement; and (iv) is paid by the Adviser and not by the Dynamic Growth Trust.

          Particular considerations of the Board in approving the new subadvisory agreement with T. Rowe Price for the U.S. Global Leaders Growth Trust at the December 13-14, 2007 Board meeting included the following:

     1. T. Rowe Price has demonstrated skills as a manager, is currently the subadviser to eight Funds of JHT and five funds of JHF II and may be expected to provide a high quality of investment management services and personnel to the U.S. Global Leaders Growth Trust;

     2. The JHT Blue Chip Growth Trust, which is a fund managed by T. Rowe Price and has a broadly similar investment style to that of the U.S. Global Leaders Growth Trust, has outperformed the U.S. Global Leaders Growth Trust since that Fund's inception on May 3, 2004, has outperformed its peer group for the one, three and five year periods ended September 30, 2007 and has outperformed its index for the one and three year periods ended September 30, 2007.

     3. The subadvisory fee with respect to the U.S. Global Leaders Growth Trust under the new subadvisory agreement (i) is the product of arms-length negotiation between the Adviser and T. Rowe Price, (ii) is within industry norms, (iii) is the same as the subadvisory fee under the prior subadvisory agreement; and (iv) is paid by the Adviser and not by the U.S. Global Leaders Growth Trust.

               DESCRIPTION OF PRIOR AND NEW SUBADVISORY AGREEMENTS

          The terms of the prior subadvisory agreements with DeAM and SGA and the new subadvisory agreements with Wellington Management and T. Rowe Price are substantially the same and are described below. For convenience, the agreements are generally, collectively referred to as the "subadvisory agreement" and the subadvisers as the "subadviser."

          DUTIES OF THE SUBADVISER. The subadviser manages the investment and reinvestment of the assets of the Fund, subject to the supervision of the Board and the Adviser, and formulates a continuous investment program for the Fund consistent with its investment objective and policies. The subadvisers implements such program by purchases and sales of securities and regularly report thereon to the Board and the Adviser (or the subadviser in the case of a sub-subadviser). At its expense, the subadviser furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties. The subadviser also furnishes administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the Fund.

          BROKERAGE TRANSACTIONS. The subadviser selects brokers and dealers to effect all transactions, places all necessary orders with brokers, dealers, or issuers, and negotiates brokerage commissions if applicable. The subadviser may pay a broker-dealer that provides research and brokerage services a higher spread or commission for a particular transaction than otherwise might have been charged by another broker-dealer, if the subadviser determines that the higher spread or commission is reasonable in relation to the value of the brokerage and research services that such broker-dealer provides, viewed in terms of either the particular transaction or the subadviser's overall responsibilities with respect to accounts managed by the subadviser.

          BOOKS AND RECORDS. The subadviser maintains all accounts, books and record with respect to the Fund as are required of an investment adviser of a registered investment company under the 1940 Act and the Advisers Act.

          TERM. The subadvisory agreement initially continues in effect for a period of no more than two years from the date of its execution and thereafter only if such continuance is specifically approved at least annually either

(a) by the Board or (b) by the vote of a majority of the outstanding voting securities of the Fund. In either event, such continuance must also be approved by the vote of a majority of the Independent Trustees.

          Any required shareholder approval of any continuance of the subadvisory agreement is effective with respect to a Fund if a majority of the outstanding voting securities of the Fund votes to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of (a) any other Fund affected by the agreement or (b) all of the JHT Funds.

          If the outstanding voting securities of a Fund fail to approve any continuance of a subadvisory agreement for the Fund, the subadviser will continue to act as subadviser with respect to the Fund pending the required approval of the continuance of the agreement or a new agreement with either that subadviser or a different subadviser, or other definitive action.

          TERMINATION. The subadvisory agreement provides that it may be terminated at any time without the payment of any penalty on 60 days' written notice to the other party or parties to the agreement and, as applicable, to JHT. The following parties or others may terminate the agreement:

-    the Board;

-    the holders of a majority of the outstanding voting securities of the Fund;

-    the Adviser; and

-    the subadviser.

The subadvisory agreement automatically terminates in the event of its assignment.

          AMENDMENTS. The subadvisory agreement may be amended by the parties to the agreement provided the amendment is approved by of a majority of the Independent Trustees of JHT. Any required shareholder approval of any amendment will be effective with respect to the Fund if a majority of the outstanding voting securities of the Fund votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other JHT Fund affected by the amendment or (b) all of the JHT Funds.

Pursuant to an order received by JHT from the SEC, the Adviser is permitted to enter into subadvisory agreements appointing subadvisers which are not affiliates of the Adviser (other than by reason of serving as a subadviser to a Fund), and to change the terms of subadvisory agreements (including subadvisory fees) with respect to such subadvisers, without shareholder approval. JHT is therefore able to engage non-affiliated subadvisers from time to time without the expense and delays associated with holding a meeting of shareholders.

          LIABILITY OF SUBADVISER. Neither the subadviser nor any of its officers, directors or employees (in the case of DeAM, SGA and T. Rowe Price), or partners and employees (in the case of Wellington Management), will be liable to the Adviser or JHT for any loss suffered by the Adviser or JHT resulting from its acts or omissions as subadviser to the Fund, except for losses resulting from willful misfeasance, bad faith, or gross negligence in the performance of, or from reckless disregard of, the duties of the subadviser or any of its officers, directors or employees or partners or employees, as applicable.

          CONSULTATION WITH SUBADVISERS TO THE FUNDS. Consistent with Rule 17a-10 under the 1940 Act, the subadvisory agreement prohibits the subadviser from consulting with the following entities concerning transactions for a Fund in securities or other assets: (a) other subadvisers to the Fund, (b) subadvisers to other JHT Funds, and (c) subadvisers to funds under common control with the Fund.

          CONFIDENTIALITY OF PORTFOLIO HOLDINGS. The subadviser is required to treat JHT Fund portfolio holdings as confidential and to prohibit its employees from trading on such confidential information.

                       SHAREHOLDERS AND VOTING INFORMATION

                               SHAREHOLDERS OF JHT

          JHT does not sell its shares directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable contracts issued by such companies, to certain entities affiliated with the insurance companies and to the Funds of JHT, specifically those that operate as funds of funds such as the Lifestyle Trusts, the Index Allocation Trust and the Franklin Templeton Founding Allocation Trust (sometimes collectively referred to as the "Funds of Funds"). Only shares of a particular Fund are entitled to vote on matters which affect only the interests of that Fund.

          As of the Record Date, shares of JHT were legally owned by John Hancock Life Insurance Company (U.S.A.) ("JHLICO (U.S.A.)"), John Hancock Life Insurance Company of New York ("JHLICO New York"), John Hancock Life Insurance Company ("JHLICO"), John Hancock Variable Life Insurance Company ("JHVLICO") (collectively, the "Insurance Companies") and the Funds of Funds.

          The Insurance Companies hold shares principally in their separate accounts. They may also hold shares directly. An Insurance Company may legally own in the aggregate more than 25% of the shares of a Fund. For purposes of the 1940 Act, any person who owns "beneficially" more than 25% of the outstanding shares of a Fund is presumed to "control" the Fund. Shares are generally deemed to be beneficially owned by a person who has the power to vote or dispose of the shares. An Insurance Company has no power to exercise any discretion in voting or disposing of any of the shares that it legally owns, except that it may have the power to dispose of shares that it holds directly. Consequently, an Insurance Company would be presumed to control a Fund only if it holds directly for its own account, and has the power to dispose of, more than 25% of the shares of the Fund. The Funds of Funds, individually or collectively, may hold more than 25% of the shares of an underlying Fund. As currently operated, the Funds of Funds have no power to exercise any discretion in voting these shares, and the power to dispose of the shares resides not with the Fund of Funds or with JHT but rather with the subadviser to the Fund of Funds as a result of its advisory arrangements. Under these circumstances, JHT does not view a Fund of Funds as being the beneficial owner of shares of underlying Funds for purposes of the 1940 Act presumption of control. See "Solicitation of Proxies and Voting Instructions" below.

          Each of JHLICO (U.S.A.) and JHLICO New York is a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife"), a Canadian stock life insurance company. Each of JHLICO and JHVLICO is a wholly-owned subsidiary of John Hancock Financial Services, Inc. ("JHFS"). The ultimate parent entity of Manulife and JHFS is Manulife Financial Corporation ("MFC"), the holding company of Manulife and its subsidiaries, collectively known as "Manulife Financial." The principal offices of MFC are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

          JHLICO (U.S.A.) is a stock life insurance company originally organized under the laws of Pennsylvania, redomesticated under the laws of Michigan and having its principal address at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. JHLICO New York is a stock life insurance company organized under the laws of New York and having its principal address at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. JHLICO is a life insurance company organized under the laws of Massachusetts and having its principal offices at 200 Clarendon Street, Boston, Massachusetts 02117. JHVLICO is a life insurance company organized under the laws of Massachusetts and having its principal offices at 197 Clarendon Street, Boston, Massachusetts 02117.

          The number of votes eligible to be cast at the Meeting with respect to each Fund, the percentage ownership of the outstanding shares of each Fund by each of the Insurance Companies and by the Funds of Funds, and other share ownership information, as of the Record Date, are set forth below under "Outstanding Shares and Share Ownership."

          JHT will furnish, without charge, a copy of its Annual Report for the fiscal year ended December 31, 2006 and Semi-Annual Report for the six-month period ended June 30, 2007 to any shareholder or contract owner upon request. To obtain a report, please contact JHT by calling 1-800-344-1029 or by writing to JHT at 601 Congress Street, Boston, Massachusetts 02210, Attn.: Gordon Shone.

                                VOTING PROCEDURES

          Proxies may be revoked at any time prior to the voting of the shares represented thereby by: (i) mailing written instructions addressed to the Secretary of JHT at 601 Congress Street, Boston, Massachusetts 02210; or (ii) signing and returning a new proxy, in each case if received by JHT by April 13, 2008. ALL VALID PROXIES WILL BE VOTED IN ACCORDANCE WITH SPECIFICATIONS THEREON, OR IN THE ABSENCE OF SPECIFICATIONS, FOR APPROVAL OF ALL APPLICABLE PROPOSALS.

          Quorum; Definition of a Majority of Outstanding Voting Securities. Shareholders of record at the close of business on the Record Date will be entitled to vote at the Meeting or any adjournment of the Meeting. The holders of 30% of the outstanding shares of JHT at the close of business on that date present in person or by proxy will constitute a quorum for the Meeting. A Majority of the Outstanding Voting Securities (defined below) of JHT (or of a Fund or class of shares of a Fund, as applicable) is required to approve a proposal. As used in this Proxy Statement/Prospectus, the vote of a "Majority of the Outstanding Voting Securities" means the affirmative vote of the lesser of:

(1) 67% or more of the voting securities of JHT or a Fund, as applicable, present at the Meeting, if the holders of more than 50% of the outstanding voting securities of JHT or a Fund, as applicable, are present in person or by proxy or

(2) more than 50% of the outstanding voting securities of JHT or a Fund, as applicable.

Shareholders are entitled to one vote for each Series I, Series II and NAV share held and fractional votes for fractional shares held. No shares have cumulative voting rights.

          In the event the necessary quorum to transact business or the vote required to approve a proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting with respect to one or more proposals in accordance with applicable law to permit further solicitation of proxies. Any adjournment of the Meeting generally will require the affirmative vote of the holders of a majority of JHT's shares cast at the Meeting, and any adjournment with respect to a proposal will require the affirmative vote of the holders of a majority of the shares entitled to vote on the proposal cast at the Meeting. The persons named as proxies will vote for or against any adjournment in their discretion.

          Abstentions. Abstentions are counted as shares eligible to vote at the Meeting in determining whether a quorum is present, but do not count as votes cast with respect to a proposal. Under the 1940 Act, the affirmative vote necessary to approve a matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions as if they were votes against a proposal.

          Cost of Preparation and Distribution of Proxy Materials. With respect to the Combination of each Acquired Fund and its corresponding Acquiring Fund, the costs of the preparation of these proxy materials and their distribution will be borne by the Acquired Fund, except that, in the case of the Combination of the U.S. Global Leaders Growth Trust (the Acquired Fund) and the Blue Chip Growth Trust (the Acquiring Fund), such expenses will be allocated among the Acquired and Acquiring Funds on the basis of their relative net assets. In addition to the solicitation of proxies by the use of the mails, proxies may be solicited by officers and employees of JHT, the Adviser or its agents or affiliates, personally or by telephone. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting materials to their principals and to obtain authorization for the execution of proxies. For those services, they will be reimbursed by the Adviser for their out-of-pocket expenses.

          Fund Voting. Shares of each Acquired Fund will vote separately, and in the aggregate and not by class of shares, with respect to the proposal applicable to that Fund.

                 SOLICITATION OF PROXIES AND VOTING INSTRUCTIONS

          JHT is soliciting proxies from the shareholders of the Acquired Funds, including the Insurance Companies, which have the right to vote upon matters that may be voted upon at a special shareholders' meeting. The Insurance Companies will furnish this Proxy Statement/Prospectus to the owners of variable contracts participating in their separate accounts which are registered with the SEC under the 1940 Act ("Registered Accounts") and that hold shares of the Acquired Funds to be voted at the Meeting and will solicit voting instructions from those contract owners.

          Each Insurance Company will vote shares of the Acquired Funds held in its Registered Accounts: (i) for which timely voting instructions are received from contract owners, in accordance with such instructions; and (ii) for which no voting instructions are timely received, in the same proportion as the instructions received from contract owners participating in all its Registered Accounts. The Insurance Companies will vote all other shares of the Acquired Funds held by them in the same proportion as the voting instructions timely received by all the Insurance Companies from contract owners participating in all their Registered Accounts. In addition, JHT will vote shares of an underlying Acquired Fund held by the Funds of Funds in the same proportion as the voting instructions timely received by all the Insurance Companies from contract owners participating in all their Registered Accounts that invest in that underlying Fund. In the event, however, that shares of an underlying Acquired Fund are held only by one or more of the Funds of Funds, JHT will vote the shares of that underlying Fund in accordance with voting instructions received from the Insurance Companies. The Insurance Companies will solicit voting instructions from contract owners whose contract values are determined by investment in such Funds of Funds by Registered Accounts and will provide voting instructions to JHT in the same proportion as the voting instructions timely received from such contract owners. The effect of proportional voting as described above is that a small number of contract owners can determine the outcome of the voting.

                     OUTSTANDING SHARES AND SHARE OWNERSHIP

ACQUIRED FUNDS

          As of the Record Date, the number of votes eligible to be cast at the Meeting with respect to the Series I, Series II and NAV shares (as applicable) of each Acquired Fund, and the percentage ownership thereof by JHLICO (U.S.A.), JHLICO New York, JHLICO, JHVLICO and collectively by the Lifestyle Trusts, the Index Allocation Trust and the Franklin Templeton Founding Allocation Trust (the "Funds of Funds") are set forth below:

                                   PERCENTAGE OF   PERCENTAGE OF
                       NUMBER OF    SHARES HELD     SHARES HELD    PERCENTAGE OF   PERCENTAGE OF    PERCENTAGE OF
                        ELIGIBLE     BY JHLICO       BY JHLICO      SHARES HELD     SHARES HELD    SHARES HELD BY
ACQUIRED FUND            VOTES        U.S.A.         NEW YORK        BY JHLICO      BY JHVLICO     FUNDS OF FUNDS*
-------------          ---------   -------------   -------------   -------------   -------------   ---------------
DYNAMIC GROWTH
   --NAV
   --Series I
   --Series II
GROWTH & INCOME
   --NAV
QUANTITATIVE MID CAP
   --NAV
   --Series I
   --Series II
U.S. GLOBAL LEADERS
   --NAV
   --Series I
   --Series II

----------
* Represents the aggregate percentage ownership of the Lifestyle Trusts, Index Allocation Trust and the Franklin Templeton Founding Allocation Trust.

          As of the Record Date, to the knowledge of JHT, no record owner of one or more variable contracts had voting authority with respect to 5% or more of the outstanding shares of any class of any of the Acquired Funds.

          As of the Record Date, Trustees and officers of JHT, in the aggregate, beneficially owned or had the right to provide voting instructions for less than 1% of the outstanding shares of any class of any of the Acquired Funds.

ACQUIRING FUNDS

          As of the Record Date, the number of shares outstanding with respect to the Series I, Series II and NAV shares of each Acquiring Fund, and the percentage ownership thereof by each of JHLICO U.S.A., JHLICO New York, JHLICO, JHVLICO and collectively by the Funds of Funds are set forth below:

                                     PERCENTAGE OF   PERCENTAGE OF
                        NUMBER OF     SHARES HELD     SHARES HELD    PERCENTAGE OF   PERCENTAGE OF    PERCENTAGE OF
                         SHARES        BY JHLICO       BY JHLICO      SHARES HELD     SHARES HELD    SHARES HELD BY
ACQUIRING FUND         OUTSTANDING      U.S.A.         NEW YORK        BY JHLICO      BY JHVLICO     FUNDS OF FUNDS*
--------------         -----------   -------------   -------------   -------------   -------------   ---------------
MID CAP STOCK
   --NAV
   --Series I
   --Series II
QUANTITATIVE ALL CAP
   --NAV
   --Series I
   --Series II
MID CAP INDEX
   --NAV
   --Series I
   --Series II
BLUE CHIP GROWTH
   --NAV
   --Series I
   --Series II

----------
* Represents the aggregate percentage ownership of the Lifestyle Trusts, Index Allocation Trust and the Franklin Templeton Founding Allocation Trust.

          As of the Record Date, to the knowledge of JHT, no record owner of one or more variable contracts had voting authority with respect to 5% or more of the outstanding Series I, Series II or NAV shares of the Acquiring Fund.

          As of the Record Date, Trustees and officers of JHT, in the aggregate, beneficially owned or had the right to provide voting instructions for less than 1% of the outstanding shares of any class of any of the Acquiring Fund.

                              FINANCIAL STATEMENTS

          The financial statements of JHT included in its Annual Report to Shareholders for the fiscal year ended December 31, 2006 have been audited by PricewaterhouseCoopers LLP. These financial statements have been incorporated by reference into the SAI insofar as such financial statements relate to the Acquired and Acquiring Funds. The unaudited financial statements of JHT included in its Semi-Annual Report to Shareholders for the six-month period ended June 30, 2007 have been incorporated by reference into the SAI insofar as such financial statements relate to the Acquired and Acquiring Funds. The financial highlights of the Acquired and Acquiring Funds as of June 30, 2007 are included in Appendix D to this Proxy Statement/Prospectus.

          JHT WILL FURNISH, WITHOUT CHARGE, A COPY OF ITS ANNUAL REPORT FOR THE FISCAL YEAR ENDED DECEMBER 31, 2006 AND ITS SEMI-ANNUAL REPORT FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007 TO ANY SHAREHOLDER OR CONTRACT OWNER UPON REQUEST. TO OBTAIN A REPORT, PLEASE CONTACT JHT BY CALLING 1-800-344-1029 OR BY WRITING TO JHT AT 601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210, ATTN.: GORDON SHONE.

                                  LEGAL MATTERS

          Certain matters concerning the issuance of shares of the Acquiring Funds will be passed upon by Betsy Anne Seel, Esq., Assistant Vice President and Senior Counsel, U.S. Operations Law Department, John Hancock.

Certain tax consequences of the Reorganization will be passed upon by Dykema Gossett PLLC, 400 Renaissance Center, Detroit, Michigan 48243.

                                  OTHER MATTERS

          The Board does not know of any matters to be presented at the Meeting other than those mentioned in this Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted in accordance with the best judgment of the person or persons voting the proxies.

          JHT is not required to hold annual meetings of shareholders and, therefore, it cannot be determined when the next meeting of shareholders will be held. Shareholder proposals to be presented at any future meeting of shareholders of JHT must be received by JHT a reasonable time before JHT's solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.

                        BY ORDER OF THE BOARD OF TRUSTEES

February 28, 2008
Boston, Massachusetts

IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, SIGN AND DATE THE PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

                                   APPENDIX A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

          THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made this ____ day of ______________, 2008, by John Hancock Trust ("JHT"), a Massachusetts business trust, on behalf of each "Acquired Fund" and its corresponding "Acquiring Fund" listed below, all of which are separate series or funds of JHT, and, for purposes of Sections 1(a)(ii) and 9 of the Plan only, by John Hancock Investment Management Services, LLC ("JHIMS"), the investment adviser to JHT:

ACQUIRED FUND                           CORRESPONDING ACQUIRING FUND
-------------                           ----------------------------
Dynamic Growth Trust               --   Mid Cap Stock Trust
Growth & Income Trust              --   Quantitative All Cap Trust
Quantitative Mid Cap Trust         --   Mid Cap Index Trust
U.S. Global Leaders Growth Trust   --   Blue Chip Growth Trust

          This Plan shall be deemed to be a separate agreement by JHT on behalf of each Acquired Fund and its corresponding Acquiring Fund. As used herein, unless otherwise stated or the context otherwise requires, each Acquired Fund and its corresponding Acquiring Fund are, respectively, the "Acquired Fund" and the "Acquiring Fund."

          WHEREAS, JHT intends to provide for the reorganization of the Acquired Fund through the acquisition by the Acquiring Fund of all or substantially all of the assets, subject to all of the liabilities, of the Acquired Fund in exchange for Series I, Series II and NAV voting shares of beneficial interest, par value $.01 per share, of the Acquiring Fund (the "Acquiring Fund Shares"), the liquidation of the Acquired Fund and the distribution to Acquired Fund shareholders of the Acquiring Fund Shares (the "Reorganization"); and

          WHEREAS, the Board of Trustees of JHT has determined that the transfer of all or substantially all of the assets and all of the liabilities of the Acquired Fund to the Acquiring Fund is in the best interests of each such Fund, as well as the best interests of shareholders and owners of variable life and annuity contracts funded by shares of such Funds ("contract owners"), and that the interests of existing shareholders and contract owners will not be diluted as a result of the Reorganization;

          NOW, THEREFORE, in consideration of the mutual promises herein contained, JHT on behalf of, respectively, the Acquired Fund and the Acquiring Fund, hereto agrees as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

     (a) Plan of Reorganization.

     (i) JHT on behalf of the Acquired Fund, will convey, transfer and deliver to the Acquiring Fund all of the then existing assets of the Acquired Fund (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, JHT on behalf of the Acquiring Fund will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Acquired Fund and (B) issue and deliver to the Acquired Fund that number of full and fractional Series I, Series II and NAV shares of the Acquiring Fund as determined in Section 1(c) hereof. Any Series I, Series II and NAV shares of capital stock (if any), par value $.01 per share, of the Acquired Fund ("Acquired Fund Shares") held in the treasury of JHT at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b) hereof (the "Exchange Date"). All computations for the Acquired Fund and the Acquiring Fund shall be performed by State Street Bank and Trust Company (the "Custodian"), as custodian and pricing agent for the Acquired Fund and the Acquiring Fund. The determination of the Custodian shall be conclusive and binding on all parties in interest.

     (ii) JHIMS has advised JHT that, in connection with the Reorganization, and prior to the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), the Lifestyle Trusts of JHT are expected to redeem from the U.S. Global Leaders Growth Trust (an Acquired Fund), approximately $750 million of the current investments by the Lifestyle Trusts in that Acquired Fund, representing, as of November 30, 2007, approximately 93% of the net assets of that Acquired Fund.

     (iii) As of the Effective Time of the Reorganization, the Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund shareholders") as of the Effective Time of the Reorganization the Acquiring Fund Shares received by the Acquired Fund pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Acquired Fund held by the Acquired Fund shareholders. The holders of Series I, Series II and NAV shares of the Acquired Fund will receive, respectively, Series I, Series II and NAV shares of the Acquiring Fund. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro-rata number of the Acquiring Fund Shares due such shareholders. The Acquiring Fund will not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     (iv) As soon as practicable after the Effective Time of the Reorganization, JHT shall take all the necessary steps under Massachusetts law, JHT's Agreement and Declaration of Trust (the "Declaration of Trust") and any other applicable law to effect a complete dissolution of the Acquired Fund.

     (b) Exchange Date and Effective Time of the Reorganization.

     (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on the day (the "Exchange Date") which is the later of
(A) the final adjournment of the meeting of the holders of Acquired Fund shares at which this Plan will be considered, (B) April 25, 2008 and (C) such later day as JHT may determine.

     (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

     (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     (iv) On the Exchange Date, portfolio securities of the Acquired Fund shall be transferred by the Custodian to the account of the Acquiring Fund duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

     (c) Valuation.

     (i) The net asset value per share of the Series I, Series II and NAV shares of the Acquiring Fund and the net value of the assets of the Acquired Fund to be transferred in exchange for such Series I, Series II and NAV shares shall be determined as of the Effective Time of the Reorganization. The net asset value per share of the Series I, Series II and NAV shares of the Acquiring Fund shall be computed by the Custodian in the manner set forth in JHT's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Acquired Fund to be transferred shall be computed by the Custodian by calculating the value of the assets of the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Fund, said assets and liabilities to be valued in the manner set forth in JHT's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

     (ii) The number of Series I, Series II and NAV shares of the Acquiring Fund to be issued (including fractional shares, if any) by the Acquiring Fund in exchange for the Acquired Fund's assets shall be determined by dividing the net value of the assets of the Acquired Fund attributable to shares of each class and to be transferred by the net asset value per share of the corresponding Series I, Series II and NAV shares of the Acquiring Fund, both as determined in accordance with Section 1(c)(i).

     (iii) All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Fund and the Acquired Fund.

2. REPRESENTATIONS AND WARRANTIES OF JHT ON BEHALF OF THE ACQUIRING FUND

     JHT on behalf of the Acquiring Fund represents and warrants as follows:

     (a) Organization, Existence, etc. JHT is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Fund is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquiring Fund and JHT has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

     (b) Registration as Investment Company. JHT is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

     (c) Current Offering Documents. The current prospectus of JHT dated May 1, 2007, as supplemented, and the current statement of additional information of JHT dated May 1, 2007, as supplemented, and as each may be further supplemented or amended, included in JHT's registration statement on Form N-1A filed with the Securities and Exchange Commission ("Commission"), comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (d) Capitalization. JHT has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. All of the outstanding shares of JHT have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in JHT's prospectus and recognizing that under Massachusetts law, shareholders of a Fund of JHT could, under certain circumstances, be held personally liable for the obligations of such Fund). All of the issued and outstanding shares of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

     (e) Financial Statements. The Financial Statements of the Acquiring Fund for the fiscal year ended December 31, 2007, which have been audited by the independent registered public accounting firm retained by JHT, fairly present the financial position of the Acquiring Fund as of the dates thereof and its results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP").

     (f) Shares to be Issued Upon Reorganization. The Acquiring Fund Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable (except as disclosed in the Acquiring Fund's prospectus and recognizing that under Massachusetts law, shareholders of a Fund of JHT could, under certain circumstances, be held personally liable for the obligations of such Fund).

     (g) Authority Relative to this Plan. JHT, on behalf of the Acquiring Fund, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by JHT's Board of Trustees and no other proceedings by JHT other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. JHT is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

     (h) Liabilities. There are no liabilities of the Acquiring Fund, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Fund's Financial Statements and liabilities incurred in the ordinary course of business subsequent to December 31, 2007 or otherwise previously disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Fund.

     (i) No Material Adverse Change. Since December 31, 2007, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Fund, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

     (j) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of JHT, threatened which would adversely affect the Acquiring Fund's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Fund and, to the knowledge of JHT, there are no regulatory investigations of the Acquiring Fund, pending or threatened, other than routine inspections and audits.

     (k) Contracts. No default exists under any material contract or other commitment on behalf of the Acquiring Fund to which JHT is subject.

     (l) Taxes. All federal and other income tax returns the Acquiring Fund required to be filed by JHT have been filed for all taxable years to and including December 31, 2007, and all taxes payable pursuant to such returns have been paid. To the knowledge of JHT, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Fund have been paid so far as due. The Acquiring Fund currently is, at all times since its inception has been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), and Treas. Reg. Section 1.817-5, as if those provisions applied directly to the Acquiring Fund, relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquiring Fund's shares are (and since its inception have been) held only by (a) insurance company "segregated asset accounts" within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect. The Acquiring Fund is, and at all times since its inception has been, qualified as a "regulated investment company" under subchapter M of the Code.

     (m) No Approvals Required. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Fund's shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Fund of the Reorganization, except such as have been obtained as of the date hereof.

3. REPRESENTATIONS AND WARRANTIES OF JHT ON BEHALF OF THE ACQUIRED FUND

     JHT on behalf of the Acquired Fund represents and warrants as follows:

     (a) Organization, Existence, etc. JHT is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquired Fund is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquired Fund and JHT has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

     (b) Registration as Investment Company. JHT is registered under the Act as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

     (c) Current Offering Documents. The current prospectus of JHT dated May 1, 2007, as supplemented, and the current statement of additional information of JHT dated May 1, 2007, as supplemented, and as each may be further supplemented or amended, included in JHT's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (d) Capitalization. JHT has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. All of the outstanding shares of JHT have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in JHT's prospectus and recognizing that under Massachusetts law, shareholders of a Fund of JHT could, under certain circumstances, be held personally liable for the obligations of such Fund). All such shares of the Acquired Fund will, at the Effective Time of the Reorganization, be held by the shareholders of record of the Acquired Fund as set forth on the books and records of JHT in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Fund for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Acquired Fund shares, and the Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund shares (other than any existing dividend reinvestment plans of the Acquired Fund or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of the Acquired Fund (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of JHT). All of the Acquired Fund's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

     (e) Financial Statements. The Financial Statements of the Acquired Fund for the fiscal year ended December 31, 2007, which have been audited by the independent registered public accounting firm retained by JHT, fairly present the financial position of the Acquired Fund as of the dates thereof and its results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

     (f) Authority Relative to this Plan. JHT, on behalf of the Acquired Fund, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by JHT's Board of Trustees and no other proceedings by JHT other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. JHT is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

     (g) Liabilities. There are no liabilities of the Acquired Fund, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquired Fund's Financial Statements and liabilities incurred in the ordinary course of business subsequent to December 31, 2007 or otherwise previously disclosed to the Acquired Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquired Fund.

     (h) No Material Adverse Change. Since December 31, 2007, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquired Fund, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

     (i) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of JHT, threatened which would adversely affect the Acquired Fund's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquired Fund and, to the knowledge of JHT, there are no regulatory investigations of the Acquired Fund, pending or threatened, other than routine inspections and audits.

     (j) Contracts. JHT is not subject to any contracts or other commitments on behalf of the Acquired Fund (other than this Plan) which will not be terminated with respect to the Acquired Fund without liability to JHT or the Acquired Fund as of or prior to the Effective Time of the Reorganization.

     (k) Taxes. All federal and other income tax returns of the Acquired Fund required to be filed by JHT with respect to the Acquired Fund have been filed for all taxable years to and including December 31, 2007, and all taxes payable pursuant to such returns have been paid. To the knowledge of JHT, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquired Fund have been paid so far as due. The Acquired Fund currently is, at all times since its inception has been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Code and Treas. Reg. Section 1.817-5, as if those provisions applied directly to the Acquired Fund, relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquired Fund's shares are (and since its inception have been) held only by (a) insurance company "segregated asset accounts" within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect. The Acquired Fund is, and at all times since its inception has been, qualified as a "regulated investment company" under subchapter M of the Code.

     (l) No Approvals Required. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Fund's shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquired Fund of the Reorganization, except such as have been obtained as of the date hereof.

4. COVENANTS OF JHT ON BEHALF OF THE ACQUIRING FUND

     JHT on behalf of the Acquiring Fund covenants to the following:

     (a) Registration Statement. On behalf of the Acquiring Fund, JHT shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Fund Shares issuable hereunder and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund's shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Fund's shareholders meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the proxy statement/prospectus (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by JHT, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (b) Cooperation in Effecting Reorganization. JHT on behalf of the Acquiring Fund agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization.

     (c) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, JHT with respect to the Acquiring Fund shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5. COVENANTS OF JHT ON BEHALF OF THE ACQUIRED FUND

     JHT on behalf of the Acquired Fund covenants to the following:

     (a) Meeting of the Acquired Fund's Shareholders. JHT shall call and hold a meeting of the shareholders of the Acquired Fund for the purpose of acting upon this Plan and the transactions contemplated herein.

     (b) Portfolio Securities. With respect to the assets to be transferred in accordance with Section 1(a), the Acquired Fund's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Acquired Fund's books. At least five (5) business days prior to the Exchange Date, the Acquired Fund will provide the Acquiring Fund with a list of its assets and a list of its stated liabilities. The Acquired Fund shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of JHT, on behalf of the Acquiring Fund, acquire any additional securities other than securities which the Acquiring Fund is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Acquired Fund holds any investments that the Acquiring Fund would not be permitted to hold, the Acquired Fund will dispose of such securities prior to the Exchange Date to the extent practicable and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, JHT will prepare and deliver, on the Exchange Date, immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Acquired Fund as of the Effective Time of the Reorganization and prepared in accordance with GAAP (the "Schedule"). All securities to be listed in the Schedule for the Acquired Fund as of the Effective Time of the Reorganization will be owned by the Acquired Fund free and clear of any liens, claims, charges, options and encumbrances, except as indicated in the Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

     (c) Registration Statement. In connection with the preparation of the Registration Statement, JHT on behalf of the Acquired Fund will furnish the information relating to the Acquired Fund required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Acquired Fund, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Fund's shareholders meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by JHT, insofar as they relate to the Acquired Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by JHT with respect to the Acquired Fund for use in the Registration Statement, Prospectus or Statement of Additional Information as provided in this
Section 5(c).

     (d) Cooperation in Effecting Reorganization. JHT on behalf of the Acquired Fund agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

     (e) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, JHT with respect to the Acquired Fund shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

     (f) Statement of Earnings and Profits. As promptly as practicable, but in any case within 60 days after the Exchange Date, JHT on behalf of the Acquired Fund shall prepare a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF JHT ON BEHALF OF THE ACQUIRED FUND

The obligations of JHT on behalf of the Acquired Fund with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

     (a) Approval by the Acquired Fund's Shareholders. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Acquired Fund entitled to vote on the matter ("Acquired Shareholder Approval").

     (b) Covenants, Warranties and Representations. With respect to the Acquiring Fund, JHT shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Fund since December 31, 2007.

     (c) Regulatory Approval. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").

     (d) Tax Opinion. JHT shall have received the opinion of Dykema Gossett PLLC, dated on or before the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to JHT, as to certain of the federal income tax consequences under the Internal Revenue Code of 1986, as amended (the "Code") of the Reorganization insofar as it relates to the Acquired Fund and the Acquiring Fund (the "Tax Opinion'). For purposes of rendering its opinion, Dykema Gossett PLLC may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the Prospectus and Statement of Additional Information, and on such other written representations as a senior officer of JHT will have verified as of the Effective Time of the Reorganization. The opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

          (A) with respect to each of the two transactions involving, respectively, (i) the Dynamic Growth Trust (Acquired Fund) and the Mid Cap Stock Trust (Acquiring Fund) and (ii) the Growth & Income Trust (Acquired Fund) and the Quantitative All Cap Trust (Acquiring Fund), (1) the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code with respect to the Acquired and Acquiring Funds; (2) no gain or loss will be recognized by the Acquired or the Acquiring Fund upon the transfer of all of the assets and liabilities, if any, of the Acquired Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund; (3) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of such Fund's shares solely for shares of the Acquiring Fund; (4) the tax basis of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the tax basis of the shares of the Acquired Fund held by the shareholder immediately prior to the Reorganization; (5) the holding period of the shares of the Acquiring Fund received by each holder of shares of the Acquired Fund pursuant to the Reorganization will be the same as the holding period of the shares of the Acquired Fund held by the shareholder (provided the shares of the Acquired Fund were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; (6) the tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of those assets of the Acquired Fund immediately prior to the Reorganization; and (7) the holding period of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the holding period of those assets of the Acquired Fund immediately prior to the Reorganization; and

          (B) with respect to each of the two transactions involving, respectively, (i) the Quantitative Mid Cap Trust (Acquired Fund) and the Mid Cap Index Trust (Acquiring Fund) and (ii) the U.S. Global Leaders Trust (Acquired
Fund) and the Blue Chip Growth Trust (Acquiring Fund), (1) the transaction does not qualify as a tax-free reorganization under Section 368 of the Code, and will be treated as a taxable transaction; (2) the Acquired Fund will recognize gain or loss on each of its assets transferred to the Acquiring Fund equal to the difference between (i) the fair market value of such assets and (ii) the adjusted basis of such assets; (3) the Acquired Fund will be entitled to a deduction for dividends paid to its shareholders in an amount sufficient to offset its regulated investment company taxable income and its capital gains and therefore will not incur any federal income tax liability for its last complete year ending on the date of the Reorganization; (4) the Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Acquired Fund; (5) the basis of each of the assets acquired by the Acquiring Fund will be the fair market value of such assets as of the Effective Time of the Reorganization; (6) the Acquiring Fund's holding period for the assets acquired from the Acquired Fund will start as of the Effective Time of the Reorganization; (7) the shareholders of the Acquired Fund will recognize any gain or loss upon the exchange of shares of the Acquired Fund for shares of the Acquiring Fund they received pursuant to the Reorganization; (8) the basis of the shares of the Acquiring Fund received by the former shareholders of the Acquired Fund will be the fair market value of the shares of the Acquiring Fund as of the Effective Time of the Reorganization; (9) the holding period of the former shareholders of the Acquired Fund for their shares of the Acquiring Fund will start as of the Effective Time of the Reorganization; and (10) if the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Code, the Reorganization will not be a taxable event for contract owners whose contract values are determined by investment in shares of the Acquired Fund.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF JHT ON BEHALF OF THE ACQUIRING FUND

     The obligations of JHT on behalf of the Acquiring Fund with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

     (a) Approval by the Acquired Fund's Shareholders. The Acquired Shareholder Approval shall have been obtained with respect to the Acquired Fund.

     (b) Covenants, Warranties and Representations. With respect to the Acquired Fund, JHT shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h) in the financial condition, results of operations, business, properties or assets of the Acquired Fund since December 31, 2007.

     (c) Portfolio Securities. All securities to be acquired by the Acquiring Fund in the Reorganization shall have been approved for acquisition by John Hancock Investment Management Services, LLC (or, at its discretion, by the subadviser for the Acquiring Fund) as consistent with the investment policies of the Acquiring Fund.

     (d) Regulatory Approval. The Regulatory Approvals shall have been obtained.

     (e) Distribution of Income and Gains. JHT on behalf of the Acquired Fund shall have distributed to the shareholders of the Acquired Fund all of the Acquired Fund's investment company taxable income (without regard to the deductions for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carryforward, for its taxable year ending on the Exchange Date.

     (f) Tax Opinion. JHT shall have received the Tax Opinion.

8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

     (a) Amendments. JHT may, by an instrument in writing authorized by the Board of Trustees, amend this Plan at any time before or after approval hereof by the shareholders of the Acquired Fund, but after such approval, no amendment shall be made which substantially changes the terms hereof. Notwithstanding the foregoing, this Agreement may be deemed to be amended as provided in Section 12 hereof.

     (b) Waivers. At any time prior to the Effective Time of the Reorganization, JHT, on behalf of either or both of the Acquired and Acquiring Funds, may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it or such Fund or Funds contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit or the benefit of such Fund or Funds contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

     (c) Termination. This Plan may be terminated by JHT at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Acquired Fund, without liability on the part of any party hereto, its Trustees, officers or shareholders, in the event that the Board of Trustees or the officers of JHT determine that proceeding with this Plan is not in the best interests of the shareholders or contract owners of either or both of the Acquired and Acquiring Funds or for any other reason.

     (d) Unless JHT shall otherwise determine by written instrument, this Plan shall terminate without liability as of the close of business on December 31, 2007 if the Effective Time of the Reorganization is not on or prior to such date.

     (e) Survival. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

9. EXPENSES

     With respect to each Acquired Fund and its corresponding Acquiring Fund, the expenses of the Reorganization will be borne by the Acquired Fund, except that, in the case of the U.S. Global Leaders Growth Trust (the Acquired Fund) and the Blue Chip Growth Trust (the Acquiring Fund), such expenses will be allocated among the Acquired and Acquiring Funds on the basis of their relative net assets. If the Reorganization is not consummated as to any such Fund, the expenses of the Reorganization as to that Fund will be borne by JHIMS. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement (other than registration fees payable to the Commission in respect of the registration of the Acquiring Fund shares registered thereby, which shall be payable by the Acquiring Fund); (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and (viii) solicitation costs relating to the Reorganization.

10. RELIANCE

     All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Acquired Funds, the Acquiring Funds and JHT notwithstanding any investigation made by such party or on its behalf.

11. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

     (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

     (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

     (c) This Plan shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

     (d) This Plan shall bind and inure to the benefit of JHT, the Acquired Fund and the Acquiring Fund and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

     (e) The name "John Hancock Trust" is the designation of the Trustees under an Agreement and Declaration of Trust dated September 29, 1988, as amended, and all persons dealing with JHT must look solely to JHT's property for the enforcement of any claims against JHT, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of JHT. No Fund of JHT shall be liable for claims against any other Fund of JHT.

12. CONVERSION TO LIMITED LIABILITY COMPANY. In the event that, prior to the filing of the Registration Statement with the Commission, the effective date thereof or the Effective Time of the Reorganization, JHT converts from a Massachusetts business trust to a Delaware limited liability company, to be known as John Hancock Variable Insurance Portfolios, LLC ("JHVIP"), pursuant to a Plan of Conversion dated as of _____________, 200_ and in accordance with the provisions of Section 18-214 of the Delaware Limited Liability Company Act, then this Plan shall be deemed to be the Plan of JHVIP and to be amended as necessary or appropriate for such purpose, including as follows:

     (a) References to, representations by and covenants of JHT (including representations by JHT that it is a Massachusetts business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts) shall be deemed to be, respectively, references to, representations by and covenants of JHVIP (including representations by JHVIP that it is a Delaware limited liability company that is duly organized, validly existing and in good standing under the laws of the State of Delaware);

     (b) The Acquired Funds and their corresponding Acquiring Funds shall be deemed to be the following:

ACQUIRED FUND                          CORRESPONDING ACQUIRING FUND
-------------                          ----------------------------
Dynamic Growth Fund               --   Mid Cap Stock Fund
Growth & Income Fund              --   Quantitative All Cap Fund
Quantitative Mid Cap Fund         --   Mid Cap Index Fund
U.S. Global Leaders Growth Fund   --   Blue Chip Growth Fund;

     (c) References to the "shares" or "shares of beneficial interest, par value $.01 per share," of JHT or the Acquired or Acquiring Funds shall be deemed to be references to "shares" or "shares of limited liability company interest, without par value," of JHVIP or the Acquired or Acquiring Funds;

     (d) References to the Board of Trustees and officers of JHT shall be deemed to be references to, respectively, the Board of Directors and officers of JHVIP;

     (e) References to the Declaration of Trust and By laws of JHT and to the "laws of Massachusetts" (or the "laws of the Commonwealth of Massachusetts") or "Massachusetts law" shall be deemed to be, respectively, references to the Limited Liability Company Operating Agreement of JHVIP and to the "laws of Delaware" (or the "laws of the State of Delaware") or "Delaware law," including for purposes of Section 11(c) of the Plan;

     (f) Section 11(e) of the Plan shall be deemed to be deleted; and

     (g) the individuals executing this Plan in their capacities as authorized officers of JHT shall be deemed to have executed this Plan in their capacities as authorized officers of JHVIP.

          IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.

                                        JOHN HANCOCK TRUST
                                        on behalf of each Acquired Fund


                                        BY:
                                              ----------------------------------
                                        Name:
                                        Title:


                                        JOHN HANCOCK TRUST
                                        on behalf of each Acquiring Fund


                                        BY:
                                               ---------------------------------
                                        Name:
                                        Title:

                                        For purposes of Sections 1(a)(ii) and 9
                                        of this Agreement only:

                                        JOHN HANCOCK INVESTMENT MANAGEMENT
                                        SERVICES, LLC


                                        BY:
                                               ---------------------------------
                                        Name:
                                        Title:

                                   APPENDIX B

               ADDITIONAL INFORMATION ABOUT WELLINGTON MANAGEMENT

          This Appendix provides additional information about Wellington Management as the new subadviser for the Dynamic Growth Trust effective December 14, 2007.

          MANAGEMENT OF WELLINGTON MANAGEMENT. The names and principal occupations of the principal executive officers and managing partners of Wellington Management are set forth below. The business address of each such person is 75 State Street, Boston Massachusetts 02109.

NAME                    POSITION WITH WELLINGTON MANAGEMENT AND PRINCIPAL OCCUPATION
----                    ----------------------------------------------------------------------
Karl E. Bandtel         Senior Vice President, Partner and Executive Committee Member
Cynthia M. Clarke       Senior Vice President, Partner and Chief Legal Officer
Laurie A. Gabriel       Senior Vice President, Managing Partner and Executive Committee Member
James P. Hoffmann       Senior Vice President, Partner and Executive Committee Member
Jean M. Hynes           Senior Vice President, Partner and Executive Committee Member
Selwyn J. Notelovitz    Vice President and Chief Compliance Officer
Saul J. Pannell         Senior Vice President, Partner and Executive Committee Member
Thomas L. Pappas        Senior Vice President, Partner and Executive Committee Member
Phillip H. Perelmuter   Senior Vice President, Managing Partner and Executive Committee Member
John R. Ryan            Senior Vice President, Partner and Executive Committee Member
Edward J. Steinborn     Vice President, Chief Financial Officer and Treasurer
Perry M. Traquina       President, Chief Executive Officer, Managing Partner and Executive
                        Committee Member

          OTHER INVESTMENT COMPANY ADVISED BY WELLINGTON MANAGEMENT. Wellington Management currently acts as adviser or subadviser to the following registered investment company or series thereof having similar investment objectives and policies to those of the Dynamic Growth Trust. The table below also states the approximate size of such fund as of November 30, 2007 and the current advisory or subadvisory fee rate(s) for the fund as a percentage of average daily net assets.

                              NET ASSETS AS OF
NAME OF FUND                 NOVEMBER 30, 2007       ADVISORY/SUBADVISORY FEE RATE
------------                 -----------------   -------------------------------------
Harbor Mid Cap Growth Fund   $534.2 million      0.55% of the first $70 million; and
                                                 0.40% of the excess over $70 million.

                                   APPENDIX C

                   ADDITIONAL INFORMATION ABOUT T. ROWE PRICE

          This Appendix provides additional information about T. Rowe Price as the new subadviser for the U.S. Global Leaders Growth Trust effective January 17, 2008.

          MANAGEMENT OF T. ROWE PRICE. The names and principal occupations of the principal executive officers and directors of T. Rowe Price are set forth below. The business address of each such person is 100 East Pratt Street, Baltimore, Maryland 21202.

NAME                     POSITION WITH T. ROWE PRICE AND PRINCIPAL OCCUPATION
----                  ----------------------------------------------------------
James A.C. Kennedy    President and Director of T. Rowe Price; Chief Executive
                      Officer, Director and President of Price Group; and
                      Director of T. Rowe Price International, Inc. ("TRPI"), T.
                      Rowe Price Global Asset Management Limited ("Global Asset
                      Management") and T. Rowe Price Global Investment Services
                      ("Global Investment Services").

Brian C. Rogers       Chief Investment Officer and Director of T. Rowe Price;
                      and Chairman of the Board, Chief Investment Officer,
                      Director and Vice President of Price Group.

Kenneth V. Moreland   Chief Financial Officer of T. Rowe Price and Price Group.

John R. Gilner        Chief Compliance Officer of T. Rowe Price; Chief
                      Compliance Officer of T. Rowe Price Advisory Services,
                      Inc. and T. Rowe Price (Canada), Inc.; and Vice President
                      of Price Group and T. Rowe Price Investment Services, Inc.

Edward C. Bernard     Director of T. Rowe Price; Vice Chairman of the Board of
                      Price Group; Director and President of T. Rowe Price
                      Advisory Services, Inc. and T. Rowe Price Canada, Inc.;
                      Director and Vice President of TRPI; and Chairman of the
                      Board of Directors for Global Asset Management and Global
                      Investment Services.

Mary J. Miller        Director and Vice President of T. Rowe Price; and Vice
                      President of Price Group.

David J.L. Warren     Director of T. Rowe Price, Global Asset Management and
                      Global Investment Services; Vice President of Price Group;
                      and Chief Executive Officer, Director and President of
                      TRPI.

          OTHER INVESTMENT COMPANIES ADVISED BY T. ROWE PRICE. T. Rowe Price currently acts as adviser or subadviser to the following registered investment companies or series thereof having similar investment objectives and policies to those of the U.S. Global Leaders Growth Trust. The table below also states the approximate size of each such fund as of October 31, 2007 and the current advisory or subadvisory fee rate(s) for each fund as a percentage of average daily net assets.

                                NET ASSETS AS OF             ADVISORY/SUBADVISORY              WAIVED OR
NAME OF FUND                   OCTOBER 31, 2007*                   FEE RATE                  REDUCED FEES
------------                   -----------------   ---------------------------------------   ------------
JHT Blue Chip Growth Trust     $3,163.5 million    .375 on the first $1 billion; and           $892,180
                                                   .350% on assets above $1 billion (1)
JHF II Blue Chip Growth Fund   $1,836.3 million    .375 on the first $1 billion; and           $497,679
                                                   .350% on assets above $1 billion (1)
MassMutual Select Blue Chip    $639.9 million      .40% of first $250 million;                 $146,782
Growth Company                                     .375% on the next $250 million; and
                                                   .350% on assets above $500 million (1)

                                NET ASSETS AS OF             ADVISORY/SUBADVISORY              WAIVED OR
NAME OF FUND                   OCTOBER 31, 2007*                   FEE RATE                  REDUCED FEES
------------                   -----------------   ---------------------------------------   ------------
MML Series Investment Fund     $64.2 million       .40% of first $250 million;                  $16,742
Blue Chip Growth Fund                              .375% on the next $250 million; and
                                                   .350% on assets above $500 million. (1)
TD U.S. Blue Chip              $625.2 million      .500% of first $100 million; and             $84,053
Equity Fund                                        .400% on assets above $100 million. (1)
Valic Company I Blue Chip      $139.0 million      .400% on all assets. (1)                      $2,841
Growth Fund
T. Rowe Price Blue Chip        $13,083.9 million   .300% individual fee                          None
Growth Fund                                        .310% group fee
                                                   .610% management fee. (2)
T. Rowe Price Blue Chip        $315.3 million      .850% on all assets.                          None
Growth Portfolio

----------
* Net asset figures for subadvised portfolios are based on internal T. Rowe Price market value records.

(1) T. Rowe Price has voluntarily agreed to waive a portion of its sub-advisory fee for certain registered investment companies where it serves as subadviser. The fee reduction is based on the combined asset level of the subadvised portfolios, and ranges between 5% to 10% of the total subadvisory fees paid. In certain cases, assets are aggregated with the client's other T. Rowe Price sub-advised funds for purposes of determining breakpoints.

(2) The total reflects only the fund's investment management fees and does not include shareholder service, custodial, accounting, legal and audit fees; costs of preparing prospectuses and shareholder reports, registration fees and expenses, proxy and annual meeting expenses or director/trustee fees and expenses. T. Rowe Price is paid a management fee consisting of two elements. The group fee, which is designed to reflect the benefits of shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the T. Rowe Price Spectrum Funds, and any institutional, index, or private label mutual funds). Each fund also pays a flat individual fund fee based on its net assets.

                                   APPENDIX D
                              FINANCIAL HIGHLIGHTS

     The financial highlights tables for the Acquired and Acquiring Funds are intended to help investors understand the financial performance of each Fund for the past five years (or since inception in the case of a Fund in operation for less than five years) and for the six-month period ended June 30, 2007. Certain information reflects financial results for a single share of a Fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions). The financial statements of JHT included in its Annual Report to Shareholders for the fiscal year ended December 31, 2006 have been audited by PricewaterhouseCoopers LLP. These financial statements have been incorporated by reference into the SAI insofar as they relate to the Acquired and Acquiring Funds. Copies of the Annual Report are available on request as described above. Information for the six-month period ended June 30, 2007 has not been audited.

     The performance information included in the "Financial Highlights" does not reflect fees and expenses of any variable insurance contract that may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

Blue Chip Growth Trust

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

BLUE CHIP GROWTH

                                                                     SERIES I
                                        ------------------------------------------------------------------
PERIOD ENDED                            6-30-07(B)    12-31-06   12-31-05   12-31-04   12-31-03   12-31-02
------------                            ----------   ---------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD     $19.39      $ 17.73     $16.86     $15.48     $11.99     $ 15.83
Net investment income (loss)h              0.04         0.10       0.04       0.08       0.02        0.01
Net realized and unrealized gain
(loss) on investments                      1.67         1.60       0.90       1.32       3.48       (3.85)
TOTAL FROM INVESTMENT OPERATIONS           1.71         1.70       0.94       1.40       3.50       (3.84)
LESS DISTRIBUTIONS
From net investment income                (0.10)       (0.04)     (0.07)     (0.02)     (0.01)         --
TOTAL DISTRIBUTIONS                       (0.10)       (0.04)     (0.07)     (0.02)     (0.01)         --
NET ASSET VALUE, END OF PERIOD           $21.00      $ 19.39     $17.73     $16.86     $15.48     $ 11.99
TOTAL RETURN (%)K,L                        8.83(M)      9.58(Y)    5.60       9.03      29.17      (24.26)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in            $  643      $   668     $  769     $1,309     $1,291     $ 1,093
millions)
Ratio of net expenses to average
   net assets (%)                          0.84(R)        0.86     0.89       0.88       0.90        0.91
Ratio of gross expenses to average
   net assets (%)p                         0.88(R)        0.88     0.92       0.91       0.92        0.93
Ratio of net investment income (loss)
   to average net assets (%)               0.41(R)        0.53     0.24       0.53       0.15        0.05
Portfolio turnover (%)                       18(m)          37       65(x)      31         35          39

                                                                     SERIES II
                                        --------------------------------------------------------------------
PERIOD ENDED                            6-30-07(B)   12-31-06   12-31-05   12-31-04   12-31-03   12-31-02(A)
------------                            ----------   --------   --------   --------   --------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD    $19.32       $ 17.68     $16.78     $15.43    $ 11.98    $   15.53
Net investment income (loss)h             0.02          0.06       0.01       0.07         --(J)        --(j)
Net realized and unrealized gain
(loss) on investments                     1.67          1.59       0.89       1.29       3.47        (3.55)
TOTAL FROM INVESTMENT OPERATIONS          1.69          1.65       0.90       1.36       3.47        (3.55)
LESS DISTRIBUTIONS
From net investment income               (0.06)        (0.01)        --      (0.01)     (0.02)          --
TOTAL DISTRIBUTIONS                      (0.06)        (0.01)        --      (0.01)     (0.02)          --
NET ASSET VALUE, END OF PERIOD          $20.95(W)    $ 19.32     $17.68     $16.78    $ 15.43    $   11.98
TOTAL RETURN (%)K,L                       8.77(M,W)     9.31(Y)    5.36       8.83      29.02       (22.86)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in           $  173       $   176     $  181     $  471    $   205    $      61
millions)
Ratio of net expenses to average
   net assets (%)                         1.04(R)       1.06       1.09       1.08       1.10         1.11(R)
Ratio of gross expenses to average
   net assets (%)p                        1.08(R)       1.08       1.12       1.11       1.12         1.13(R)
Ratio of net investment income (loss)
   to average net assets (%)              0.21(R)       0.32       0.04       0.47      (0.03)       (0.01)(R)
Portfolio turnover (%)                      18(m)         37         65(x)      31         35           39


                                                      SERIES NAV
                                        --------------------------------------
PERIOD ENDED                            6-30-07(B)      12-31-06   12-31-05(A)
------------                            ----------      --------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $19.36      $17.71       $16.32
Net investment income (loss)h                 0.05        0.10         0.04
Net realized and unrealized gain
(loss) on investments                         1.67        1.59         1.45
TOTAL FROM INVESTMENT OPERATIONS              1.72        1.69         1.49
LESS DISTRIBUTIONS
FROM NET INVESTMENT INCOME                   (0.11)      (0.04)       (0.10)
TOTAL DISTRIBUTIONS                          (0.11)      (0.04)       (0.10)
NET ASSET VALUE, END OF PERIOD              $20.97(W)   $19.36       $17.71
TOTAL RETURN (%)K,L                           8.90(M,W)   9.59(Y)      9.19(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in               $2,116      $1,880       $1,480
millions)
Ratio of net expenses to average
   net assets (%)                             0.79(R)     0.81        0.84(R)
Ratio of gross expenses to average
   net assets (%)p                            0.83(R)     0.83        0.87(R)
Ratio of net investment income (loss)
   to average net assets (%)                  0.47(R)     0.56        0.28(R)
Portfolio turnover (%)                          18(m)       37          65(x)

A    SERIES II AND SERIES NAV BEGAN OPERATIONS ON 1-28-02 AND 2-28-05,
     RESPECTIVELY.

B    UNAUDITED.

H    BASED ON THE AVERAGE OF THE SHARES OUTSTANDING.

J    LESS THAN $0.01 PER SHARE.

K    ASSUMES DIVIDEND REINVESTMENT.

L TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

M    NOT ANNUALIZED.

P    DOES NOT TAKE INTO CONSIDERATION EXPENSE REDUCTIONS DURING PERIODS SHOWN.

R    ANNUALIZED.

W PAYMENTS FROM AFFILIATES INCREASED THE END OF PERIOD NET ASSET VALUE BY $0.01 PER SHARE FOR SERIES II AND SERIES NAV AND THE TOTAL RETURN BY 0.05% AND 0.05% FOR SERIES II AND SERIES NAV, RESPECTIVELY. IF THE AFFILIATES HAD NOT MADE THESE PAYMENTS, THE END OF PERIOD NET ASSET VALUE WOULD HAVE BEEN $20.94 AND $20.96 FOR SERIES II AND SERIES NAV, RESPECTIVELY, AND TOTAL RETURN WOULD HAVE BEEN 8.72% AND 8.85% FOR SERIES II AND SERIES NAV, RESPECTIVELY. SEE NOTE 11.

X    EXCLUDES MERGER ACTIVITY.

Y JOHN HANCOCK LIFE INSURANCE COMPANY MADE A VOLUNTARY PAYMENT TO THE FUND. EXCLUDING THIS PAYMENT, THE IMPACT ON TOTAL RETURN WOULD HAVE BEEN LESS THAN 0.01%. SEE NOTE 1.

Dynamic Growth Trust

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

DYNAMIC GROWTH

                                                                         SERIES I
                                          ---------------------------------------------------------------------
PERIOD ENDED                               6-30-07(b)    12-31-06    12-31-05   12-31-04   12-31-03    12-31-02
------------                              ------------   --------    --------   --------   --------    --------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $  6.04        $   5.4     $  4.84    $  4.40    $  3.41     $  4.76
Net investment income (loss)h               (0.02)         (0.04)      (0.04)     (0.03)     (0.03)      (0.02)
Net realized and unrealized gain (loss)
     on investments                          0.76           0.64        0.64       0.47       1.02       (1.33)
TOTAL FROM INVESTMENT OPERATIONS             0.74           0.60        0.60       0.44       0.99       (1.35)
NET ASSET VALUE, END OF PERIOD            $  6.78        $  6.04     $  5.44    $  4.84    $  4.40     $  3.41
TOTAL RETURN (%)                            12.25(l,m)     11.03(l)    12.40      10.00      29.03      (28.36)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $   119        $   116     $   133    $   129    $   140     $    64
Ratio of net expenses to average
   net assets (%)                            0.99(r)        1.03        1.07       1.07       1.09(t)     1.10
Ratio of gross expenses to average
   net assets (%)                            1.00(p,r)      1.03(p)     1.07       1.07       1.09        1.10
Ratio of net investment income (loss)
   to average net assets (%)                (0.60)(r)      (0.69)      (0.74)     (0.72)     (0.68)      (0.55)
Portfolio turnover (%)                         25(m)          45          78        121        133(x)      165

                                                                       SERIES II
                                          --------------------------------------------------------------------
PERIOD ENDED                              6-30-07(b)   12-31-06   12-31-05   12-31-04   12-31-03   12-31-02(a)
------------                              ----------   --------   --------   --------   --------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $  5.99      $ 5.41     $  4.83    $ 4.39     $  3.40    $  4.40
Net investment income (loss)h               (0.03)      (0.05)      (0.05)    (0.04)      (0.03)     (0.03)
Net realized and unrealized gain (loss)
     on investments                          0.76        0.63        0.63      0.48        1.02      (0.97)
TOTAL FROM INVESTMENT OPERATIONS             0.73        0.58        0.58      0.44        0.99      (1.00)
NET ASSET VALUE, END OF PERIOD            $  6.72      $ 5.99     $  5.41    $ 4.83     $  4.39    $  3.40
TOTAL RETURN (%)                            12.19(l,m)  10.72(l)    12.01     10.02       29.12     (22.73)(m)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $    34      $   34     $    43    $   40     $    42    $     4
Ratio of net expenses to average
   net assets (%)                            1.19(r)     1.23        1.27      1.27        1.29(t)    1.30(r)
Ratio of gross expenses to average
   net assets (%)                            1.20(p,r)   1.23(p)     1.27      1.27        1.29       1.30(r)
Ratio of net investment income (loss)
   to average net assets (%)                (0.80)(r)   (0.89)      (0.94)    (0.92)      (0.88)     (0.81)(r)
Portfolio turnover (%)                         25(m)       45          78       121         133(x)     165

                                                       SERIES NAV
                                          ------------------------------------
PERIOD ENDED                              6-30-07(b)    12-31-06   12-31-05(a)
------------                              ----------    --------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $ 6.04        $  5.4     $ 4.64
Net investment income (loss)h              (0.02)        (0.04)     (0.02)
Net realized and unrealized gain (loss)
   on investments                           0.78          0.63       0.83
TOTAL FROM INVESTMENT OPERATIONS            0.76          0.59       0.81
NET ASSET VALUE, END OF PERIOD            $ 6.80(w)     $ 6.04     $ 5.45
TOTAL RETURN (%)                           12.58(l,m,w)  10.83(l)   17.46(m)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $    1        $    1     $   --(n)
Ratio of net expenses to average
   net assets (%)                           0.94(r)       0.98       1.01(r)
Ratio of gross expenses to average
   net assets (%)                           0.95(p,r)     0.98(p)    1.01(r)
Ratio of net investment income (loss)
   to average net assets (%)               (0.55)(r)     (0.62)     (0.67)(r)
Portfolio turnover (%)                        25(m)         45         78


a Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.

b    Unaudited.

h    Based on the average of the shares outstanding.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m    Not annualized.

n    Less than $500,000.

p Does not take into consideration expense reductions during the period shown.

r    Annualized.

t The ratios of net operating expenses excluding costs incurred in connection with the reorganization were 1.08% for Series I and 1.28% for Series II.

w Payments from Affiliates increased the end of period net asset value by $0.01 per share for Series NAV and the total return by 0.16% for Series NAV. If the Affiliates had not made these payments, the end of period net asset value would have been $6.79, and total return would have been 12.42% for Series NAV. See Note 11.

x    Excludes merger activity.

Growth & Income Trust

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

GROWTH & INCOME

                                                                               SERIES NAV
                                          -----------------------------------------------------------------------------------
PERIOD ENDED                              6-30-07(b)     12-31-06    12-31-05(f)    12-31-04(g)   12-31-03(e,g)   12-31-02(g)
------------                              -----------    --------    -----------    -----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $13.63         $12.90       $12.39          $11.29        $ 9.22          $ 11.93
Net investment income (loss)                0.06(h)        0.13(h)      0.11(h)         0.13          0.10             0.08
Net realized and unrealized gain (loss)
   on investments                           0.79           1.42         0.98            1.10          2.12            (2.71)
TOTAL FROM INVESTMENT OPERATIONS            0.85           1.55         1.09            1.23          2.22            (2.63)
LESS DISTRIBUTIONS
From net investment income                 (0.14)         (0.07)       (0.02)          (0.13)        (0.09)           (0.08)
From net realized gain                     (0.70)         (0.75)       (0.56)             --            --               --
From capital paid-in                          --             --           --              --         (0.06)              --
TOTAL DISTRIBUTIONS                        (0.84)         (0.82)       (0.58)          (0.13)        (0.15)           (0.08)
NET ASSET VALUE, END OF PERIOD            $13.64         $13.63       $12.90          $12.39        $11.29          $  9.22
TOTAL RETURN (%)k                           6.39(l,m)     12.72(l,y)    8.98           10.96         24.35           (22.18)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $2,114         $2,111       $2,180          $2,196        $2,128          $ 1,762
Ratio of net expenses to average
   net assets (%)                           0.68(r)        0.68         0.78            0.76          0.73             0.75
Ratio of gross expenses to average
   net assets (%)                           0.68(p,r)      0.68(p)      0.78            0.76          0.73             0.75
Ratio of net investment income (loss)
   to average net assets (%)                0.94(r)        1.00         0.72            1.10          1.00             0.73
Portfolio turnover (%)                        67(m)          75          101              71            92(x)            74

b    Unaudited.

e    Certain amounts in 2003 have been reclassified to permit comparison.

f Effective 04-29-05, shareholders of the former John Hancock Variable Series Trust l ("VST") Growth & Income Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Growth & Income Trust II. Additionally, the accounting and performance history of the former VST Growth & Income Fund Series NAV was redesignated as that of Series NAV shares of Growth & Income Trust II.

g    Audited by previous auditor.

h    Based on the average of the shares outstanding.

k    Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m    Not annualized.

p    Does not take into consideration expense reductions during periods shown.

r    Annualized.

x    Excludes merger activity.

y John Hancock Life Insurance Company made a voluntary payment to the fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

Mid Cap Index Trust

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

SMALL CAP INDEX

                                                                    SERIES I
                                         --------------------------------------------------------------
PERIOD ENDED                             6-30-07(b)   12-31-06   12-31-05  12-31-04  12-31-03  12-31-02
------------                             ----------  ----------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
   BEGINNING OF PERIOD                   $16.97      $14.89       $14.97    $12.80    $ 8.78   $ 11.28
Net investment income (loss)(h)            0.09        0.16         0.11      0.09      0.06      0.10
Net realized and unrealized gain
   (loss) on investments                   0.91        2.43         0.41      2.12      3.96     (2.52)
TOTAL FROM INVESTMENT OPERATIONS           1.00        2.59         0.52      2.21      4.02     (2.42)
LESS DISTRIBUTIONS
From net investment income                (0.14)      (0.08)       (0.08)    (0.04)       --     (0.08)
From net realized gain                    (1.10)      (0.43)       (0.52)       --        --        --
TOTAL DISTRIBUTIONS                       (1.24)      (0.51)       (0.60)    (0.04)       --     (0.08)
NET ASSET VALUE,
   END OF PERIOD                         $16.73      $16.97       $14.89    $14.97    $12.80   $  8.78
TOTAL RETURN (%)(k)                        6.14(l,m)  17.61(l,y)    3.89     17.33     45.79    (21.47)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)  $  243      $  239       $  189    $  179    $  137   $    59
Ratio of net expenses
   to average net assets (%)               0.55(r)     0.57         0.57      0.57      0.58      0.59
Ratio of gross expenses
   to average net assets (%)               0.56(p,r)   0.57(p)      0.57      0.57      0.58      0.59
Ratio of net investment income
   (loss) to average net assets (%)        1.07(r)     1.00         0.76      0.69      0.61      1.05
Portfolio turnover (%)                       12(m)       27           29        26        36        57

                                                                     SERIES II
                                         -----------------------------------------------------------------
PERIOD ENDED                             6-30-07(b)   12-31-06   12-31-05  12-31-04  12-31-03  12-31-02(a)
------------                             ----------  ----------  --------  --------  --------  -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
   BEGINNING OF PERIOD                   $16.89      $14.83       $14.91    $12.76   $  8.78    $ 11.07
Net investment income (loss)(h)            0.09        0.12         0.08      0.07      0.04       0.07
Net realized and unrealized gain
   (loss) on investments                   0.89        2.42         0.41      2.11      3.94      (2.28)
TOTAL FROM INVESTMENT OPERATIONS           0.98        2.54         0.49      2.18      3.98      (2.21)
LESS DISTRIBUTIONS
From net investment income                (0.11)      (0.05)       (0.05)    (0.03)       --      (0.08)
From net realized gain                    (1.10)      (0.43)       (0.52)       --        --         --
TOTAL DISTRIBUTIONS                       (1.21)      (0.48)       (0.57)    (0.03)       --      (0.08)
NET ASSET VALUE,
   END OF PERIOD                         $16.66      $16.89       $14.83    $14.91    $12.76    $  8.78
TOTAL RETURN (%)(k)                        6.03(l,m)  17.35(l,y)    3.70     17.13     45.33     (19.95)(m)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)  $  134      $   51       $   52    $   54    $   38    $    10
Ratio of net expenses
   to average net assets (%)               0.75(r)     0.77         0.77      0.77      0.78       0.79(r)
Ratio of gross expenses
   to average net assets (%)               0.76(p,r)   0.77(p)      0.77      0.77      0.78       0.79(r)
Ratio of net investment income
   (loss) to average net assets (%)        1.07(r)     0.78         0.55      0.49      0.39       0.87(r)
Portfolio turnover (%)                       12(m)       27           29        26        36         57

                                                     SERIES NAV
                                         -----------------------------------
PERIOD ENDED                             6-30-07(b)   12-31-06   12-31-05(a)
------------                             ----------  ----------  -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
   BEGINNING OF PERIOD                   $16.98      $14.90       $12.77
Net investment income (loss)(h)            0.08        0.17         0.09
Net realized and unrealized gain
   (loss) on investments                   0.93        2.43         2.04
TOTAL FROM INVESTMENT OPERATIONS           1.01        2.60         2.13
LESS DISTRIBUTIONS
From net investment income                (0.15)      (0.09)          --
From net realized gain                    (1.10)      (0.43)          --
TOTAL DISTRIBUTIONS                       (1.25)      (0.52)          --
NET ASSET VALUE,
   END OF PERIOD                         $16.74      $16.98       $14.90
TOTAL RETURN (%)(k)                        6.18(l,m)  17.64(l,y)   16.68(m)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)  $   84      $  179       $   93
Ratio of net expenses
   to average net assets (%)               0.50(r)     0.52         0.53(r)
Ratio of gross expenses
   to average net assets (%)               0.51(p,r)   0.52(p)      0.53(r)
Ratio of net investment income
   (loss) to average net assets (%)        1.00(r)     1.07         0.92(r)
Portfolio turnover (%)                       12(m)       27           29

a Series II and Series NAV began operations on 1-28-02 and 4-29-05, respectively.

b  Unaudited.

h  Based on the average of the shares outstanding.

k  Assumes dividend reinvestment.

l Total returns would have been lower had certain expenses not been reduced during the periods shown.

m  Not annualized.

p Does not take into consideration expense reductions during the periods shown.

r  Annualized.

y John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

Mid Cap Stock Trust

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

MID CAP STOCK

                                                                       SERIES I
                                          -----------------------------------------------------------------
PERIOD ENDED                               6-30-07(b)     12-31-06   12-31-05  12-31-04  12-31-03  12-31-02
------------                              ------------  -----------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $16.97        $15.57       $14.13     $11.87    $ 8.34   $ 10.77
Net investment income (loss)(h)            (0.02)          --(j)      (0.04)     (0.05)    (0.05)    (0.05)
Net realized and unrealized gain (loss)
   on investments                           2.30          2.07         1.99       2.31      3.58     (2.38)
TOTAL FROM INVESTMENT OPERATIONS            2.28          2.07         1.95       2.26      3.53     (2.43)
LESS DISTRIBUTIONS
From net realized gain                     (2.17)        (0.67)       (0.51)        --        --        --
TOTAL DISTRIBUTIONS                        (2.17)        (0.67)       (0.51)        --        --        --
NET ASSET VALUE, END OF PERIOD            $17.08(w)     $16.97       $15.57     $14.13    $11.87   $  8.34
TOTAL RETURN (%)(k)                        14.58(l,m,w)  13.55(l,y)   14.57      19.04     42.33    (22.56)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $  376        $  361       $  383     $  349    $  260   $   187
Ratio of net expenses to average
   net assets (%)                           0.93(r)       0.93         0.97       0.96      0.99      1.00
Ratio of gross expenses to average
   net assets (%)                           0.93(p,r)     0.93(p)      0.97       0.96      0.99      1.00
Ratio of net investment income (loss) to
   average net assets (%)                  (0.28)(r)        --(i)     (0.31)     (0.43)    (0.55)    (0.53)
Portfolio turnover (%)                        65(m)        123          196(x)     128       132       128

                                                                         SERIES II
                                          ----------------------------------------------------------------------
PERIOD ENDED                                6-30-07(b)     12-31-06    12-31-05  12-31-04  12-31-03  12-31-02(a)
------------                              -------------  -----------  ---------  --------  --------  -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $16.82         $15.47        $14.06     $11.84    $ 8.34   $ 10.64
Net investment income (loss)(h)            (0.04)         (0.03)        (0.07)     (0.07)    (0.08)    (0.05)
Net realized and unrealized gain (loss)
   on investments                           2.27           2.05          1.99       2.29      3.58     (2.25)
TOTAL FROM INVESTMENT OPERATIONS            2.23           2.02          1.92       2.22      3.50     (2.30)
LESS DISTRIBUTIONS
From net realized gain                     (2.17)         (0.67)        (0.51)        --        --        --
TOTAL DISTRIBUTIONS                        (2.17)         (0.67)        (0.51)        --        --        --
NET ASSET VALUE, END OF PERIOD            $16.88(w)      $16.82        $15.47     $14.06    $11.84   $  8.34
TOTAL RETURN (%)(k)                        14.40(l,m,w)   13.31(l,y)    14.42      18.75     41.97    (21.62)(m)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $  196         $  183        $  178     $  226    $  116   $    32
Ratio of net expenses to average
   net assets (%)                           1.13(r)        1.13          1.17       1.16      1.19      1.20(r)
Ratio of gross expenses to average
   net assets (%)                           1.13(p,r)     1.13p          1.17       1.16      1.19      1.20(r)
Ratio of net investment income (loss) to
   average net assets (%)                  (0.48)(r)      (0.18)        (0.52)     (0.58)    (0.75)    (0.70)(r)
Portfolio turnover (%)                        65(m)         123           196(x)     128       132       128

                                                        SERIES NAV
                                          -------------------------------------
PERIOD ENDED                               6-30-07(b)    12-31-06   12-31-05(a)
------------                              ------------  ----------  -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $17.01        $15.59       $13.50
Net investment income (loss)h              (0.02)         0.02        (0.02)
Net realized and unrealized gain (loss)
   on investments                           2.29          2.07         2.62
TOTAL FROM INVESTMENT OPERATIONS            2.27          2.09         2.60
LESS DISTRIBUTIONS
From net investment income                    --(j)         --           --
From net realized gain                     (2.17)        (0.67)       (0.51)
TOTAL DISTRIBUTIONS                        (2.17)        (0.67)       (0.51)
NET ASSET VALUE, END OF PERIOD            $17.11(w)     $17.01       $15.59
TOTAL RETURN (%)k                          14.49(l,m,w)  13.66(l,y)   20.07(m)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $  649        $  473       $  399
Ratio of net expenses to average
   net assets (%)                           0.88(r)       0.88         0.91(r)
Ratio of gross expenses to average
   net assets (%)                           0.88(p,r)     0.88(p)      0.91(r)
Ratio of net investment income (loss) to
   average net assets (%)                  (0.20)(r)      0.09        (0.21)(r)
Portfolio turnover (%)                        65(m)        123          196(x)

(a) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.

(b)  Unaudited.

(h)  Based on the average of the shares outstanding.

(i)  Less than 0.01%.

(j)  Less than $0.01 per share.

(k)  Assumes dividend reinvestment.

(l) Total returns would have been lower had certain expenses not been reduced during the period shown.

(m)  Not annualized.

(p) Does not take into consideration expense reductions during the period shown.

(r)  Annualized.

(w) Payments from Affiliates increased the end of period net asset value by $0.02 per share for Series I and by $0.01 for Series II and Series NAV and the total return by 0.13%, 0.07%, and 0.07% for Series I, Series II, and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $17.06, $16.87, and $17.10 for Series I, Series II, and Series NAV, respectively, and total return would have been 14.45%, 14.33%, and 14.42% for Series I, Series II and Series NAV, respectively. See Note 11.

(x)  Excludes merger activity.

(y) John Hancock Life Insurance Company made a voluntary payment to the fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

Quantitative All Cap Trust

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

QUANTITATIVE ALL CAP

                                               SERIES I                                            SERIES II
                         -------------------------------------------------------------    ---------------------------------------
PERIOD ENDED             6-30-07(b)  12-31-06   12-31-05 12-31-04 12-31-03(a) 6-30-07b    12-31-06  12-31-05 12-31-04 12-31-03(a)
------------             ----------  --------   -------- -------- ----------- --------    --------  -------- -------- -----------
PER SHARE OPERATING
   PERFORMANCE
NET ASSET VALUE,
   BEGINNING OF PERIOD   $17.36      $ 16.55     $16.64   $15.05  $12.50      $17.33      $16.53     $16.63   $15.05   $  12.50
Net investment income
   (loss)(h)               0.12         0.15       0.13     0.16    0.02        0.09        0.12       0.10     0.09         --(j)
Net realized and
   unrealized gain
   (loss) on investments   1.37         2.28       1.27     2.02    3.04        1.38        2.26       1.27     2.06       3.05
TOTAL FROM INVESTMENT
   OPERATIONS              1.49         2.43       1.40     2.18    3.06        1.47        2.38       1.37     2.15       3.05
LESS DISTRIBUTIONS
From net investment
   income                    --        (0.17)     (0.14)   (0.11)  (0.51)         --       (0.13)     (0.12)   (0.09)     (0.50)
From net realized gain    (0.64)       (1.45)     (1.35)   (0.48)     --       (0.64)      (1.45)     (1.35)   (0.48)        --
TOTAL DISTRIBUTIONS       (0.64)       (1.62)     (1.49)   (0.59)  (0.51)      (0.64)      (1.58)     (1.47)   (0.57)     (0.50)
NET ASSET VALUE, END OF
   PERIOD                $18.21      $ 17.36     $16.55   $16.64  $15.05      $18.16      $17.33     $16.53   $16.63   $  15.05
TOTAL RETURN (%)(k)        8.83(l,m)   15.17(l)    8.58    14.91   24.49(l,m)   8.73(l,m)  14.91(l)    8.36    14.67      24.38(l,m)
RATIOS AND SUPPLEMENTAL
   DATA
Net assets, end of
   period (in millions)  $  302      $   301     $  300   $  327  $    2      $  165      $    6     $    6   $    5   $      3
Ratio of net expenses
   to average net
   assets (%)              0.80(r)      0.81       0.82     0.81    1.30(r)     1.00(r)     1.01       1.02     1.13       1.50(r)
Ratio of gross expenses
   to average net
   assets (%)              0.80(p,r)    0.81(p)    0.82     0.81    2.59(p,r)   1.00(p,r)   1.01(p)    1.02     1.13       2.81(p,r)
Ratio of net investment
   income (loss) to
   average net
   assets (%)              1.32(r)       0.91      0.77     1.05    0.18(r)     0.92(r)     0.71       0.58     0.60      (0.02)(r)
Portfolio turnover (%)       79(m)        141       133      158      96(m)       79(m)      141        133      158         96(m)

                                     SERIES NAV
                         ----------------------------------
PERIOD ENDED             6-30-07(b)  12-31-06   12-31-05(a)
------------             ----------  --------   -----------
PER SHARE OPERATING
   PERFORMANCE
NET ASSET VALUE,
   BEGINNING OF PERIOD   $17.41      $ 16.59     $15.38
Net investment income
   (loss)(h)               0.12         0.16       0.11
Net realized and
   unrealized gain
   (loss) on investments   1.38         2.29       2.26
TOTAL FROM INVESTMENT
   OPERATIONS              1.50         2.45       2.37
LESS DISTRIBUTIONS
From net investment
   income                    --        (0.18)     (0.16)
From net realized gain    (0.64)       (1.45)     (1.00)
TOTAL DISTRIBUTIONS       (0.64)       (1.63)     (1.16)
NET ASSET VALUE, END OF
   PERIOD                $18.27      $ 17.41     $16.59
TOTAL RETURN (%)(k)        8.86(l,m)   15.24(l)   15.35(m)
RATIOS AND SUPPLEMENTAL
   DATA
Net assets, end of
   period (in millions)  $    1      $    --(n)  $   --(n)
Ratio of net expenses to
   average net assets
   (%)                     0.75(r)      0.76       0.78(r)
Ratio of gross expenses
   to average net
   assets (%)              0.75(p,r)    0.76(p)    0.78(r)
Ratio of net investment
   income (loss) to
   average net assets
   (%)                     1.39(r)      0.92       0.88(r)
Portfolio turnover (%)       79(m)       141        133

(a) Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 4-29-05, respectively.

(b)  Unaudited.

(h)  Based on the average of the shares outstanding.

(j)  Less than $0.01 per share.

(k)  Assumes dividend reinvestment.

(l) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(m)  Not annualized.

(n)  Less than $500,000.

(p) Does not take into consideration expense reductions during the periods shown.

(r)  Annualized.

Quantitative Mid Cap Trust

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

QUANTITATIVE MID CAP

                                                   SERIES I
                         -----------------------------------------------------------
PERIOD ENDED             6-30-07(b)    12-31-06  12-31-05 12-31-04 12-31-03 12-31-02
------------             ----------    --------  -------- -------- -------- --------
PER SHARE OPERATING
   PERFORMANCE
NET ASSET VALUE,
   BEGINNING OF PERIOD   $10.80        $14.68     $12.92  $ 10.93   $ 7.89   $ 10.20
Net investment income
   (loss)(h)               0.01          0.01      (0.01)   (0.01)   (0.01)    (0.01)
Net realized and
   unrealized gain
   (loss) on investments   0.95          0.64       1.77     2.00     3.05     (2.30)
TOTAL FROM INVESTMENT
   OPERATIONS              0.96          0.65       1.76     1.99     3.04     (2.31)
LESS DISTRIBUTIONS
From net realized gain    (0.83)        (4.53)        --       --       --        --
TOTAL DISTRIBUTIONS       (0.83)        (4.53)        --       --       --        --
NET ASSET VALUE, END OF
   PERIOD                $10.93(w)     $10.80     $14.68  $ 12.92   $10.93   $  7.89
TOTAL RETURN (%)(k)        9.23(l,m,w)   4.09(l)   13.62    18.21    38.53    (22.65)
RATIOS AND SUPPLEMENTAL
   DATA
Net assets, end of
   period (in millions)  $   11        $   13     $   18  $   132   $  110   $    78
Ratio of net expenses to
   average net
   assets (%)              0.93(r)       0.92       0.89     0.89     0.90      0.90
Ratio of gross expenses
   to average net
   assets (%)              0.93(p,r)     0.92(p)    0.89     0.89     0.90      0.90
Ratio of net investment
   income (loss) to
   average net
   assets (%)              0.26(r)       0.05      (0.06)   (0.11)   (0.10)    (0.07)
Portfolio turnover (%)      139(m)        188        110      157      107       273

                                                    SERIES II
                         --------------------------------------------------------------
PERIOD ENDED             6-30-07(b)    12-31-06  12-31-05 12-31-04 12-31-03 12-31-02(a)
------------             ----------    --------  -------- -------- -------- -----------
PER SHARE OPERATING
   PERFORMANCE
NET ASSET VALUE,
   BEGINNING OF PERIOD   $10.65        $14.57     $12.85   $10.90   $ 7.88  $ 10.03
Net investment income
   (loss)(h)                 --         (0.02)     (0.04)   (0.03)   (0.03)   (0.02)
Net realized and
   unrealized gain
   (loss) on investments   0.94          0.63       1.76     1.98     3.05    (2.13)
TOTAL FROM INVESTMENT
   OPERATIONS              0.94          0.61       1.72     1.95     3.02    (2.15)
LESS DISTRIBUTIONS
From net realized gain    (0.83)        (4.53)        --       --       --       --
TOTAL DISTRIBUTIONS       (0.83)        (4.53)        --       --       --       --
NET ASSET VALUE, END OF
   PERIOD                $10.76(w)     $10.65     $14.57   $12.85   $ 10.9  $  7.88
TOTAL RETURN (%)(k)        9.16(l,m,w)   3.79(l)   13.39    17.89    38.32   (21.44)(m)
RATIOS AND SUPPLEMENTAL
   DATA
Net assets, end of
   period (in millions)  $   36        $   11     $   16   $   12   $    7  $     2
Ratio of net expenses to
   average net
   assets (%)              1.13(r)       1.12       1.13     1.09     1.10     1.10(r)
Ratio of gross expenses
   to average net
   assets (%)              1.13(p,r)     1.12(p)    1.13     1.09     1.10     1.10(r)
Ratio of net investment
   income (loss) to
   average net
   assets (%)             (0.03)(r)     (0.15)     (0.29)   (0.30)   (0.30)   (0.31)(r)
Portfolio turnover (%)      139(m)        188        110      157      107      273


                                      SERIES NAV
                         -----------------------------------
PERIOD ENDED             6-30-07(b)    12-31-06  12-31-05(a)
------------             ----------    --------  -----------
PER SHARE OPERATING
   PERFORMANCE
NET ASSET VALUE,
   BEGINNING OF PERIOD   $10.81        $14.69     $12.46
Net investment income
   (loss)(h)               0.02          0.01      --(j)
Net realized and
   unrealized gain
   (loss) on investments   0.97          0.64       2.23
TOTAL FROM INVESTMENT
   OPERATIONS              0.99          0.65       2.23
LESS DISTRIBUTIONS
From net realized gain    (0.83)        (4.53)        --
TOTAL DISTRIBUTIONS       (0.83)        (4.53)        --
NET ASSET VALUE, END OF
   PERIOD                $10.97(w)     $10.81     $14.69
TOTAL RETURN (%)(k)        9.51(l,m,w)   4.09(l)   17.90(m)
RATIOS AND SUPPLEMENTAL
   DATA
Net assets, end of
   period (in millions)  $    1        $   14     $   12
Ratio of net expenses to
   average net
   assets (%)              0.88(r)       0.87       1.05(r)
Ratio of gross expenses
   to average
   net assets (%)          0.88(p,r)     0.87(p)    1.05(r)
Ratio of net investment
   income (loss) to
   average net
   assets (%)              0.39(r)       0.11      (0.01)(r)
Portfolio turnover (%)      139(m)        188        110

(a) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.

(b)  Unaudited.

(h)  Based on the average of the shares outstanding.

(j)  Less than $0.01 per share.

(k)  Assumes dividend reinvestment.

(l) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(m)  Not annualized.

(p) Does not take into consideration expense reductions during the periods shown.

(r)  Annualized.

(w) Payments from Affiliates increased the end of period net asset value by $0.06 per share for Series I and Series NAV and by $0.05 for Series II and the total return by 0.60%, 0.51%, and 0.60% for Series I, Series II, and Series NAV, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $10.87, $10.71, and $10.91 for Series I, Series II, and Series NAV, respectively, and total return would have been 8.63%, 8.65%, and 8.91% for Series I, Series II and Series NAV, respectively. See Note 11.

U.S. Global Leaders Growth Trust

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

U.S. GLOBAL LEADERS GROWTH

                                            SERIES I                                      SERIES II
                         ---------------------------------------------- ---------------------------------------------
PERIOD ENDED             6-30-07(b)    12-31-06  12-31-05   12-31-04(a) 6-30-07b      12-31-06  12-31-05  12-31-04(a)
------------             ----------    --------  --------   ----------- --------      --------  --------  -----------
PER SHARE OPERATING
   PERFORMANCE
NET ASSET VALUE,
   BEGINNING OF PERIOD   $13.15        $13.04    $13.17     $12.50      $13.12        $13.04    $13.16    $12.50
Net investment income
   (loss)(h)               0.05          0.07      0.03       0.07        0.03          0.04      0.01      0.07
Net realized and
   unrealized gain
   (loss) on investments  (0.04)         0.16      0.09       0.66       (0.02)         0.16      0.10      0.64
TOTAL FROM INVESTMENT
   OPERATIONS              0.01          0.23      0.12       0.73        0.01          0.20      0.11      0.71
LESS DISTRIBUTIONS
From net investment
   income                 (0.05)           --     (0.02)     (0.06)      (0.03)           --        --     (0.05)
From net realized gain       --         (0.12)    (0.23)        --          --         (0.12)    (0.23)       --
TOTAL DISTRIBUTIONS       (0.05)        (0.12)    (0.25)     (0.06)      (0.03)        (0.12)    (0.23)    (0.05)
NET ASSET VALUE, END OF
   PERIOD                $13.11(w)     $13.15    $13.04     $13.17      $13.10(w)     $13.12    $13.04    $13.16
TOTAL RETURN (%)(k)        0.10(l,m,w)   1.81(l)   0.87       5.82(l,m)   0.06(l,m,w)   1.57(l)   0.78      5.68(l,m)
RATIOS AND SUPPLEMENTAL
   DATA
Net assets, end of
   period (in millions)  $   31        $   36    $   43     $    3      $   26        $   30    $   37    $    7
Ratio of net expenses to
   average net
   assets (%)              0.76(r)       0.77      0.81       1.26(r)     0.96(r)       0.97      1.02      1.46(r)
Ratio of gross expenses
   to average net
   assets (%)              0.76(p,r)     0.77(p)   0.81       1.49(p,r)   0.96(p,r)     0.97(p)   1.02      1.69(p,r)
Ratio of net investment
   income (loss) to
   average net
   assets (%)              0.69(r)       0.55      0.24       0.82(r)     0.49(r)       0.35      0.06      0.89(r)
Portfolio turnover (%)       11(m)         20       154(x)    7(m)          11(m)         20       154(x)   7(m)

                                     SERIES NAV
                         ---------------------------------
PERIOD ENDED             6-30-07(b)  12-31-06  12-31-05(a)
------------             ----------  --------  -----------
PER SHARE OPERATING
   PERFORMANCE
NET ASSET VALUE,
   BEGINNING OF PERIOD   $13.16      $13.05     $12.79
Net investment income
   (loss)(h)               0.05        0.08       0.03
Net realized and
   unrealized gain
   (loss) on investments  (0.04)       0.15       0.49
TOTAL FROM INVESTMENT
   OPERATIONS              0.01        0.23       0.52
LESS DISTRIBUTIONS
From net investment
   income                 (0.06)      --(j)      (0.03)
From net realized gain       --       (0.12)     (0.23)
TOTAL DISTRIBUTIONS       (0.06)      (0.12)     (0.26)
NET ASSET VALUE, END OF
   PERIOD                $13.11      $13.16     $13.05
TOTAL RETURN (%)k          0.07(l,m)   1.81(l)    4.00(m)
RATIOS AND SUPPLEMENTAL
   DATA
Net assets, end of period
   (in millions)         $  702      $  584     $  346
Ratio of net expenses to
   average net
   assets (%)              0.71(r)     0.72       0.76(r)
Ratio of gross expenses
   to average net
   assets (%)              0.71(p,r)   0.72(p)    0.76(r)
Ratio of net investment
   income (loss) to
   average net
   assets (%)              0.75(r)     0.60       0.31(r)
Portfolio turnover (%)       11(m)       20        154(x)

(a) Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.

(b)  Unaudited.

(h)  Based on the average of the shares outstanding.

(j)  Less than $0.01 per share.

(k)  Assumes dividend reinvestment.

(l) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(m)  Not annualized.

(p) Does not take into consideration expense reductions during the periods shown.

(r)  Annualized.

(w) Payments from Affiliates increased the end of period net asset value by $0.01 per share for Series I and Series II and the total return by 0.08% and 0.08% for Series I and Series II, respectively. If the Affiliates had not made these payments, the end of period net asset value would have been $13.10 and $13.09 for Series I and Series II, respectively, and total return would have been 0.02% and (0.02)% for Series I and Series II, respectively. See Note 11.

(x)  Excludes merger activity.

                               JOHN HANCOCK TRUST

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                       JOHN HANCOCK LIFE INSURANCE COMPANY
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                            VOTING INSTRUCTIONS FORM

[NAME OF INSURANCE COMPANY]
[NAME OF FUND] the "Fund")

     The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company to vote all shares of John Hancock Trust ("JHT") attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 10:00 a.m. Eastern Time, April 14, 2008, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.

     Voting pursuant to these instructions will be as specified. If no specification is made as to an item, voting will be for such item. This voting instructions form is provided for the shares of the Fund attributable to your contract values as of February 15, 2008. Please sign, date and return the voting instructions form in the enclosed postage-paid envelope.

     VOTING INSTRUCTIONS MUST BE RECEIVED BY APRIL 13, 2008, TO BE VOTED AT THE MEETING TO BE HELD ON APRIL 14, 2008.

     THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.), JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK, JOHN HANCOCK LIFE INSURANCE COMPANY AND JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY IN CONNECTION WITH A SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JHT.

Date: ____________________, 2008

                                        PLEASE SIGN IN BOX BELOW:

                                        ----------------------------------------


                                        ----------------------------------------
                                         Signatures(s), Title(s), if applicable

     If a contract is held jointly, each contract owner should sign. If only one signs, his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign in his or her own name, indicating that he or she is a "Partner." If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a "Trustee."

  PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL: [X].
                       PLEASE DO NOT USE FINE POINT PENS.

                                   ----------

     These voting instructions, if properly executed, will be voted in the manner directed by the contract holder. IF NO DIRECTION IS MADE, THIS VOTING INSTRUCTIONS WILL BE VOTED "FOR" ALL PROPOSALS. Please refer to the Proxy Statement/Prospectus for a discussion of the proposals.

                                                                            FOR   AGAINST   ABSTAIN
                                                                            ---   -------   -------
1. Approval of Agreement and Plan of Reorganization providing for           [ ]     [ ]        [ ]
the combination of the Dynamic Growth Trust into the Mid Cap Stock Trust.

2. Approval of Agreement and Plan of Reorganization providing for           [ ]     [ ]        [ ]
the combination of the Growth & Income Trust into the Quantitative
All Cap Trust.

3. Approval of Agreement and Plan of Reorganization providing               [ ]     [ ]        [ ]
for the combination of the Quantitative Mid Cap Trust into the Mid
Cap Index Trust.

4. Approval of Agreement and Plan of Reorganization providing               [ ]     [ ]        [ ]
for the combination of the U.S. Global Leaders Growth Trust into the
Blue Chip Growth Trust.

Any other business that may properly come before the Meeting.

     PLEASE MARK YOUR VOTING INSTRUCTIONS FORM, DATE AND SIGN IT ON THE REVERSE SIDE, AND RETURN IT PROMPTLY IN THE ACCOMPANYING ENVELOPE WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

                                     PART B

                             INFORMATION REQUIRED IN
                      A STATEMENT OF ADDITIONAL INFORMATION

                               JOHN HANCOCK TRUST
                               601 Congress Street
                        Boston, Massachusetts 02210-2805

                       STATEMENT OF ADDITIONAL INFORMATION

                            Dated: February 28, 2008

     This Statement of Additional Information is available to the shareholders of each of the series or Funds of John Hancock Trust ("JHT") listed below as an "Acquired Fund" in connection with the proposed reorganization providing for the combination of each Acquired Fund into the corresponding JHT Fund listed below as an "Acquiring Fund (the "Reorganization"):

ACQUIRED FUND                            CORRESPONDING ACQUIRING FUND
-------------                            ----------------------------
Dynamic Growth Trust                --   Mid Cap Stock Trust
Growth & Income Trust               --   Quantitative All Cap Trust
Quantitative Mid Cap Trust          --   Mid Cap Index Trust
U.S. Global Leaders Growth Trust    --   Blue Chip Growth Trust

     This Statement of Additional Information is not a prospectus but should be read in conjunction with JHVIP's Proxy Statement/Prospectus dated February 28, 2008 for the Special Meeting of Shareholders of the Acquired Funds to be held on April 14, 2008. The Proxy Statement/Prospectus, which describes the Reorganization, may be obtained without charge by writing to JHT at the address above or by calling the following toll free telephone number: (800) 344-1029.

                                TABLE OF CONTENTS

1. Statement of Additional Information of JHT dated May 1, 2007 (including Supplements dated May 11, 2007, June 25, 2007, July 2, 2007 and October 1,
     2007).

2. Audited Financial Statements of JHT for the fiscal year ended December 31, 2006, relating to the Acquired Funds and the Acquiring Funds.

3. Unaudited Financial Statements of JHT for the six-month period ended June 30, 2007, relating to the Acquired Funds and the Acquiring Funds.

4. Pro Forma Financial Information for the combination of each Acquired Fund into its corresponding Acquiring Fund.

                      INFORMATION INCORPORATED BY REFERENCE

     This Statement of Additional Information incorporates by reference the following documents (or designated portions thereof) as filed with the Securities and Exchange Commission ("SEC") (File No. 2-94157);

1. Statement of Additional Information of JHT dated May 1, 2007 (including Supplements dated May 11, 2007, June 25, 2007, July 2, 2007 and October 1,
2007).

     The Statement of Additional Information and Supplements thereto are incorporated by reference to the filings thereof with the SEC pursuant to Rule 485(b) or Rule 497 under the Securities Act of 1933 on, respectively, May 3, 2007, May 11, 2007, June 25, 2007, July 2, 2007 and October 1, 2007).

2. Audited Financial Statements of JHT for the fiscal year ended December 31, 2006, relating to the Acquired Funds and the Acquiring Funds.

     The audited financial statements of JHT for the fiscal year ended December 31, 2006, including the report thereon of PricewaterhouseCoopers LLP, independent registered public accounting firm, are incorporated by reference to JHT's Annual Report to Shareholders dated December 31, 2006 filed with the SEC on Form N-CSR on March 8, 2007, insofar as such financial statements and report relate to the Acquired Funds and the Acquiring Funds.

3. Unaudited Financial Statements of JHT for the six-month period ended June 30, 2007, relating to the Acquired Funds and the Acquiring Funds.

     The unaudited financial statements of JHT for the six-month period ended June 30, 2007 are incorporated by reference to JHT's Semi-Annual Report to Shareholders dated June 30, 2007 filed with the SEC on Form N-CSR on September 7, 2007, insofar as such financial statements relate to the Acquired Funds and the Acquiring Funds.

                         PRO FORMA FINANCIAL INFORMATION

Combination of Dynamic Growth Trust into Mid Cap Stock Trust

     The pro forma information provided herein should be read in conjunction with the annual report of John Hancock Trust Dynamic Growth Trust dated December 31, 2006 and the annual report of John Hancock Trust Mid Cap Stock Trust dated December 31, 2006, both of which are on file with the SEC and are available at no charge.

     The unaudited pro forma information set forth below for the period ended December 31, 2006 is intended to present ratios and supplemental data as if the merger of the John Hancock Trust Dynamic Growth Trust, or Acquired Fund, into the John Hancock Trust Mid Cap Stock Trust, or Acquiring Fund, (collectively, the "Funds") had been consummated at January 1, 2006. The merger is intended to consolidate the Acquired Fund with a similar fund advised by John Hancock Investment Management Services, LLC ("JHIMS"), and sub-advised by Wellington Management.

     The Funds have the same administrator, fund recordkeeping services agent, investment managers, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund except that the Acquired Fund's Investment Management fees are as follows; 0.900% of the first $250 million of net assets; 0.850% of the next $250 million; 0.825% of the next $500 million; and 0.800% of the excess over $1 billion.

     The acquiring Fund's Investment Management fees are as follows; 0.875% of the first $200 million; 0.850% of the next $300 million; 0.825% of the excess over $500 million.

     As of December 31, 2007, the net assets of: (i) the Acquired Fund were $129,391,546 and (ii) the Acquiring Fund were $1,263,728,211. The net assets of the combined fund as of December 31, 2007 would have been $1,393,015,657. Note that the Acquired Fund is expected to have redemptions of $24,000,000 in April 2008 that will reduce the assets of the Acquired Fund to approximately $105,391,546.

     On a pro forma basis for the period ended December 31, 2006, the proposed reorganization would result in a decrease of $173,077 in the management fees charged, and a decrease in other operating expenses (including custodian fees, audit fees) of $30,519 on a pro forma basis for the year ended December 31, 2006, resulting in a less than $0.01 per share expense savings.

     No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation, Subchapter M compliance.

     The merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Funds or their shareholders as a result of the merger. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Funds will be the same as the aggregate tax basis the shareholders of the Acquired Funds held in their shares of the Acquired Funds immediately before the merger. At December 31, 2006, neither fund had a capital loss carry forward.

     The Acquired Fund will pay the estimated reorganization costs of $104,100 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by JHIMS.

Combination of Growth & Income Trust into Quantitative All Cap Trust

     The pro forma information provided herein should be read in conjunction with the annual report of John Hancock Trust Growth & Income Trust dated December 31, 2006 and the annual report of John Hancock Trust Quantitative All Cap Trust dated December 31, 2006, both of which are on file with the SEC and are available at no charge.

     The unaudited pro forma information set forth below for the period ended December 31, 2006 is intended to present ratios and supplemental data as if the merger of the John Hancock Trust Growth & Income Trust, or Acquired Fund, into the John Hancock Trust Quantitative All Cap Trust, or Acquiring Fund, (collectively, the "Funds") had been consummated at January 1, 2006. The merger is intended to consolidate the Acquired Fund with a similar fund advised by John Hancock Investment Management Services, LLC ("JHIMS"), and sub-advised by MFC Global U.S.A.

     The Funds have the same administrator, fund recordkeeping services agent, investment managers, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund except that the Acquired Fund's Investment Management fees are as follows; 0.675% at all asset levels.

     The Acquiring Fund's Investment Management fees are as follows; 0.675% of the first $2.5 billion; 0.650% of the excess over $2.5 billion.

     As of December 31, 2007, the net assets of: (i) the Acquired Fund were $1,950,164,751 and (ii) the Acquiring Fund were $406,510,877. The net assets of the combined fund as of December 31, 2007 would have been $2,356,095,628.

     On a pro forma basis for the period ended December 31, 2006, the proposed reorganization would result in a decrease in other operating expenses of $24,842 on a pro forma basis for the year ended December 31, 2006, resulting in a less than $0.01 per share expense savings.

     No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation, Subchapter M compliance.

     The merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Funds or their shareholders as a result of the merger. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Funds will be the same as the aggregate tax basis the shareholders of the Acquired Funds held in their shares of the Acquired Funds immediately before the merger. At December 31, 2006, neither fund had a capital loss carry forward.

     The Acquired Fund and Acquiring Fund will pay pro-rata, based on the average net assets of each Trust, the estimated reorganization costs of $580,000 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by JHIMS.

Combination of Quantitative Mid Cap Trust into Mid Cap Index Trust

     Omitted pursuant to Item 14.2 of SEC Form N-14.

Combination of U.S. Global Leaders Growth Trust into Blue Chip Growth Trust

     The pro forma information provided herein should be read in conjunction with the annual report of John Hancock Trust U.S. Global Leaders Growth Trust dated December 31, 2006 and the annual report to of John Hancock Trust Blue Chip Growth Trust dated December 31, 2006, both of which are on file with the SEC and are available at no charge.

     The unaudited pro forma information set forth below for the period ended December 31, 2006 is intended to present ratios and supplemental data as if the merger of the John Hancock Trust U.S. Global Leaders Growth Trust, or Acquired Fund, into the John Hancock Trust Blue Chip Growth Trust, or Acquiring Fund, (collectively, the "Funds") had been consummated at January 1, 2006. The merger is intended to consolidate the Acquired Fund with a similar fund advised by John Hancock Investment Management Services, LLC ("JHIMS"), and sub-advised by
T.Rowe Price Associates, Inc.

     The Funds have the same administrator, fund recordkeeping services agent, investment managers, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund except that the Acquired Fund's Investment Management fees are as follows; 0.7125% of the first $500 million of net assets; 0.675% of the excess over $500 million. The acquiring Fund's Investment Management fees are as follows; 0.825% of the first $1 billion; 0.800% of the excess over $1 billion.

     As of December 31, 2007, the net assets of: (i) the Acquired Fund were $423,941,340 and (ii) the Acquiring Fund were $3,253,662,810. The net assets of the combined fund as of December 31, 2007 would have been $3,677,541,450. Note that the Acquired Fund is expected to have redemptions of $358,000,000 in January 2008 that will reduce the assets of the Acquired Fund to approximately $65,941,340.

     On a pro forma basis for the period ended December 31, 2006, the proposed reorganization would result in an increase of $559,361 in the management fees charged, and a decrease in other operating expenses (including custodian fees, audit fees) of $24,869 on a pro forma basis for the year ended December 31, 2006, resulting in a less than $0.01 per share expense savings.

     No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation, Subchapter M compliance.

     The merger is not expected to qualify as a tax-free reorganization for federal income tax purposes, the transaction is not expected to be a taxable events for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of those Funds. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Funds will be the same as the aggregate tax basis the shareholders of the Acquired Funds held in their shares of the Acquired Funds immediately before the merger. At December 31, 2006, neither fund had a capital loss carry forward.

     The Acquired Fund will pay the estimated reorganization costs of $62,700 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by JHIMS.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including, but not limited to, accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

EXHIBIT
 NUMBER                                 DESCRIPTION*
------                                  ------------
           * Unless otherwise stated, all filing references are to File No.
           2-94157.

1(a)       Registrant's Agreement and Declaration of Trust, dated September 29,
           1988 is incorporated by reference to Exhibit (1)(a) to Post-Effective
           Amendment No. 31 filed April 25, 1996.

1(b)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest --Redesignation of the Series of Shares known as the "Convertible Securities Trust" to the "U.S. Government Bond
           Trust," dated May 1, 1989 is incorporated by reference to Exhibit
           (1)(b) to Post-Effective Amendment No. 31 filed April 25, 1996.

1(c)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Conservative, Moderate and Aggressive Asset
           Allocation Trusts, dated May 1, 1989 is incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 31 filed April 25,
           1996.

1(d)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Growth &Income Trust, dated February 1, 1991 is incorporated by reference to Exhibit (1)(d) to Post-Effective
           Amendment No. 31 filed April 25, 1996.

1(e)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Redesignation of the Series of Shares known as the "Bond Trust" to the "Investment Quality Bond Trust," dated April
           16, 1991 is incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 31 filed April 25, 1996.

EXHIBIT
 NUMBER                                 DESCRIPTION*
------                                  ------------
           * Unless otherwise stated, all filing references are to File No.
           2-94157.

1(f)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest Redesignation of the Series of Shares known as the "U.S. Government Bond Trust" to the "U.S. Government Securities
           Trust," dated June 14, 1991 is incorporated by reference to Exhibit
           (1)(f) to Post-Effective Amendment No. 31 filed April 25, 1996.

1(g)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Pasadena Growth Trust, Growth Trust and
           Strategic Income Trust, dated August 7, 1992 is incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 31 filed
           April 25, 1996.

1(h)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Redesignation of the Series of Shares known as the "Strategic Income Trust" to the "Strategic Bond Trust" and the
           Series of Shares known as the "Growth Trust" to the "Value Equity
           Trust" dated April 4, 1993 is incorporated by reference to Exhibit
           (1)(h) to Post-Effective Amendment No. 31 filed April 25, 1996.

1(i)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- International Growth and Income Trust, dated
           December 28, 1994 is incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 31 filed on April 25, 1996.

1(j)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Small/ Mid Cap Trust, dated February 1, 1996 is incorporated by reference to Exhibit (1)(j) to Post-Effective
           Amendment No. 34 filed October 4, 1996.

1(k)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- International Small Cap Trust, dated February
           1, 1996 is incorporated by reference to Exhibit (1)(k) to Post-Effective Amendment No. 34 filed October 4, 1996.

1(l)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Growth Trust, dated July 9, 1996 is incorporated by reference to Exhibit (1)(l) to Post-Effective
           Amendment No. 34 filed October 4, 1996.

1(m)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Value Trust, High Yield Trust, International
           Stock Trust, Science &Technology Trust, Balanced Trust, Worldwide
           Growth Trust, Emerging Growth Trust, Pilgrim Baxter Growth Trust,
           Pacific Rim Emerging Markets Trust, Real Estate Securities Trust,
           Capital Growth Bond Trust, Equity Index Trust, Common Stock Trust,
           Lifestyle Conservative 280 Trust, Lifestyle Moderate 460 Trust,
           Lifestyle Balanced 640 Trust, Lifestyle Growth 820 Trust, Lifestyle
           Aggressive 1000 Trust -- and Redesignation of the Series of Shares known as the "Pasadena Growth Trust" to the "Blue Chip Growth Trust" and the Series of Shares known as the "Value Equity Trust" to the "Equity-Income Trust" is incorporated by reference to Exhibit (1)(m) to Post-Effective Amendment No. 35 filed December 18, 1996.

1(n)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Small Company Value Trust, dated September 30,
           1997 is incorporated by reference to Exhibit (1)(m) to Post-Effective
           Amendment No. 39 filed March 2, 1998.

1(o) Amendment to the Agreement and Declaration of Trust (name change) is incorporated by reference to Exhibit (1)(n) to Post-Effective
           Amendment No. 39 filed March 2, 1998.

1(p) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Small Company Blend, U.S. Large Cap
           Value, Total Return, International Value and Mid Cap Stock -- previously filed as Exhibit (a)(15) to Post-Effective Amendment No.
           41 filed on March 1, 1999.

EXHIBIT
 NUMBER                                 DESCRIPTION*
------                                  ------------
           * Unless otherwise stated, all filing references are to File No.
           2-94157.

1(q)       Form of Establishment and Designation of Additional Shares of
           Beneficial Interest for the Dynamic Growth, Internet Technologies,
           Tactical Allocation, 500 Index, Mid Cap Index, Small Cap Index, Total
           Stock Market Index and International Index Trusts -- previously filed as Exhibit (a)(17) to Post-Effective Amendment No. 42 filed on March
           1, 2000.

1(r)       Form of Establishment and Designation of Additional Series of
           Beneficial Interest for the Capital Appreciation Trust -- previously filed as Exhibit (a)(18) to Post-Effective Amendment No. 43 filed on
           August 17, 2000.

1(s) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added April 30, 2001 -- previously filed as Exhibit (a)(19) to Post-Effective
           Amendment No. 45 filed on February 9, 2001.

1(t) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added July 16, 2001 -- previously filed as Exhibit (a)(20) to Post-Effective
           Amendment No. 47 filed May 1, 2001.

1(u)       Form of Establishment and Designation of Classes of Shares
           --previously filed as Exhibit a(20) to Post-Effective Amendment No.
           47 filed on May 1, 2001.

1(v) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for American Growth Trust, American
           International Trust, American Growth-Income Trust and American Blue
           Chip Income and Growth Trust -- previously filed as Exhibit (a)(25) to Post-Effective Amendment No. 58 filed on May 9, 2003.

1(w)       Form of Establishment and Designation of Additional Classes of Shares
           -- previously filed as Exhibit a(22) to Post-Effective Amendment No.
           56 filed on February 14, 2003.

1(x) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for each new portfolio of the Trust to be added May 1, 2003 -- previously filed as Exhibit (a)(23) to
           Post-Effective Amendment No. 57 filed on April 22, 2003.

1(y) Form of Redesignation of Name for Certain Portfolios - previously filed as Exhibit (a)(24) to Post-Effective Amendment No. 57 filed on
           April 22, 2003.

1(z) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for Great Companies--America Trust -- previously filed as Exhibit (a)(25) to Post-Effective Amendment No.
           59 filed on May 14, 2003.

1(a)(a) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest (additional Lifestyle Trusts and additional new portfolios for May 1, 2004) - Previously filed as Exhibit (a)(26) to Post- Effective Amendment No. 60 filed on February 13, 2004.

1(b)(b) Form of Redesignation of Name for Lifestyle Trusts - Previously filed as Exhibit (a)(27) to post effective amendment No. 60 filed on February 13, 2004.

1(c)(c)    Form of Establishment and Designation of Additional Information
           Series of Shares - Previously filed as Exhibit (a)(28) to Post
           Effective Amendment No. 62 filed on November 4, 2004.

1(d)(d)    Form of Establishment and Designation of Additional Class of Shares -
           NAV shares Previously filed as Exhibit (a)(29) to Post Effective
           Amendment No. 62 filed on November 4, 2004.

EXHIBIT
 NUMBER                                 DESCRIPTION*
------                                  ------------
           * Unless otherwise stated, all filing references are to File No.
           2-94157.

1(e)(e)    Form of Establishment and Designation of Additional Class of Shares
           Series IIIA Shares - Previously filed as Exhibit (a)(29)(a) to Post
           Effective Amendment No. 62 filed on November 4, 2004.

1(f)(f)    Form of Redesignation of Name of Trust - Previously filed as Exhibit
           (a)(30) to Post Effective Amendment No. 62 filed on November 4, 2004.

1(g)(g)    Form of Establishment and Designation of Additional Series of Shares
           -- Previously filed as Exhibit (a)(31) to Post- Effective Amendment
           No. 63 filed on February 11, 2005.

1(h)(h)    Form of Establishment and Designation of Additional Series of Shares
           (American Bond Trust) - Previously filed as Exhibit (a)(32) to Post-
           Effective Amendment No. 66 filed on May 5, 2005.

1(i)(i)    Form of Establishment and Designation of Additional Series of Shares
           - Previously filed as Exhibit (a)(33) to Post- Effective Amendment
           No. 67 filed on May 5, 2005.

1(j)(j)    Form of Establishment and Designation of Additional Series of Shares
           - Previously filed as Exhibit (a)(34) to Post- Effective Amendment
           No. 68 filed on November 17, 2005.

1(k)(k)    Form of Establishment and Designation of Additional Series of Shares-
           Previously filed as Exhibit (a)(35) to Post Effective Amendment No.
           69 filed on February 10, 2006.

1(l)(l)    Form of Redesignation of Names of Portfolios (Lifestyle Trusts,
           Growth & Income Trust and Growth & Income Trust II) - Previously filed as Exhibit (a)(36) to Post Effective Amendment No. 69 filed on
           February 10, 2006.

1(m)(m) Declaration of Trust Amendment - Designation of Class as a separate series - Previously filed as Exhibit (a)(37) to post effective
           Amendment No. 69 filed on February 10, 2006.

1(n)(n)    Declaration of Trust Amendment - Reorganization - Previously filed as
           Exhibit (a)(38) to post effective Amendment No. 69 filed on February
           10, 2006.

1(o)(o)    Redesignation of Names of Portfolios (Lifestyle Trusts, Growth &
           Income Trust, Growth & Income Trust II and International Stock
           Trust), dated April 28, 2006 - Previously filed as Exhibit (a) (40) to Post Effective Amendment No. 72 filed on February 13, 2007.

1(p)(p)    Declaration of Trust Amendment - Termination of Series of the Large
           Cap Growth Trust dated May 2, 2006 - Previously filed as Exhibit (a)
           (41) to Post Effective Amendment No. 72 filed on February 13, 2007.

1(q)(q)    Establishment and Designation of Additional Series of Shares of
           Beneficial Interest of the International Small Company Trust, Real
           Estate Equity Trust, Mid Cap Value Equity Trust, Global Real Estate
           Trust, Absolute Return Trust and the High Income Trust, dated April
           28, 2006 - Previously filed as Exhibit (1) (42) to Post Effective
           Amendment No. 72 filed on February 13, 2007.

1(r)(r)    Establishment and Designation of Additional Series of Shares of
           Beneficial Interest of the Index Allocation Trust, dated January 30,
           2006 - Previously filed as Exhibit (a) (43) to Post Effective
           Amendment No. 72 filed on February 13, 2007.

1(s)(s) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for portfolios to be added to Trust effective
           April 30, 2007 - Previously filed as Exhibit to Post Effective
           Amendment No. 73 filed on April 20, 2007.

1(t)(t) Form of Establishment and Designation of Additional Class of Shares of Beneficial Interest - Previously filed as Exhibit to Post
           Effective Amendment No. 73 filed on April 20, 2007.

EXHIBIT
 NUMBER                                 DESCRIPTION*
------                                  ------------
           * Unless otherwise stated, all filing references are to File No.
           2-94157.

1(u)(u)    Declaration of Trust Amendment - Termination of Series III and Series
           IIIA Shares of the Lifestyle Trusts dated September 29, 2006 -
           Previously filed as Exhibit (a) (45) to Post Effective Amendment No.
           72 filed on February 13, 2007.

1(v)(v) Declaration of Trust Amendment - Termination of Mid Cap Core Trust and Strategic Value Trust, dated December 5, 2006 - Previously filed as Exhibit (a) (46) to Post Effective Amendment No. 72 filed on
           February 13, 2007.

1(w)(w) Form of Establishment and Designation of Additional Class of Shares of Beneficial Interest - Previously filed as Exhibit to Post
           Effective Amendment No. 74 filed on July 31, 2007

2 Registrant's By-Laws are incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 72 filed February 13, 2007.

3          Not Applicable.

4 Agreement and Plan of Reorganization (filed herewith as Exhibit A to the Proxy Statement/Prospectus).

5          Included in Exhibits 1 and 2 hereto.

6(a)       Amended and Restated Advisory Agreement between Manufacturers
           Investment Trust and Manufacturers Securities Services, LLC -- previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 41 filed March 1, 1999.

6(a)(1)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC -- previously filed as Exhibit (a)(17) to Post Effective
           Amendment No. 42 filed on March 1, 2000.

6(a)(2)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC regarding the Capital Appreciation Trust - previously filed as Exhibit (d)(1)(b) to Post Effective Amendment No. 43 filed on August
           17, 2000.

6(a)(3)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC regarding the new portfolios to be added April 30, 2001 -- previously filed as Exhibit (d) (1) (C) to Post Effective Amendment
           No. 45 filed on February 9, 2001.

6(a)(4)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC regarding the new portfolios to be added July 16, 2001 -- previously filed as Exhibit (d)(1) (C) to Post-Effective Amendment
           No. 47 filed on May 1, 2001.

6(a)(5)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC regarding the new portfolios to be added May 1, 2003 -- previously filed as Exhibit (d)(1) (D) to Post-Effective Amendment
           No. 57 filed on April 22, 2003.

6(a)(6) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding Lifestyle Trusts and other portfolios to be added May 1, 2004. - Previously filed as Exhibit
           (d)(1)(E) to Post- Effective Amendment No. 60 filed on February 13,
           2004.

EXHIBIT
 NUMBER                                 DESCRIPTION*
------                                  ------------
           * Unless otherwise stated, all filing references are to File No.
           2-94157.

6(a)(7) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolio. -Previously filed as Exhibit (d)(1)(E) to Post- Effective Amendment No. 67 filed on
           July 14, 2005.

6(a)(8) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolios. - Previously filed as Exhibit (d (1)(G)) to Post- Effective Amendment No. 68 filed on November 17, 2005.

6(a)(9) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding changes to the calculation of the advisory fee - Previously filed as Exhibit (d)(1)(F) to Post
           Effective Amendment No. 69 filed on February 10, 2006.

6(a)(10) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolios. - Previously filed as Exhibit (d)(1)(G) to Post Effective Amendment No. 70 filed on April 26, 2006.

6(a)(11) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolio- Previously filed as Exhibit (d)(1)(H) to post effective Amendment No. 71 filed on August 16, 2006.

6(a)(12)   Amendment to Amended and Restated Advisory Agreement between the
           Trust and the Adviser, dated April 28, 2006 regarding the U.S.
           Government Securities Trust, Strategic Bond Trust, High Yield Trust,
           International Opportunities Trust, All Cap Growth Trust, Capital
           Appreciation Trust, Emerging Small Company Trust, International Small
           Company Trust, Mid Cap Value Equity Trust, Absolute Return Trust,
           Real Estate Equity Trust, Global Real Estate Trust and High Income
           Trust. - Previously filed as Exhibit (d) (1) (K) to Post Effective
           Amendment No. 72 filed on February 13, 2007.

6(a)(13)   Amendment to Amended and Restated Advisory Agreement between the
           Trust and the Adviser, dated October 2, 2006 regarding the Absolute
           Return Trust. - Previously filed as Exhibit (d) (1) (L) to Post
           Effective Amendment No. 72 filed on February 13, 2007.

6(a)(14)   Amendment to Amended and Restated Advisory Agreement between the
           Trust and the Adviser, dated December 1, 2006 regarding the Large Cap
           Value Trust. - Previously filed as Exhibit (d) (1) (M) to Post
           Effective Amendment No. 72 filed on February 13, 2007.

6(a)(15)   Amendment to Amended and Restated Advisory Agreement between the
           Trust and the Adviser, dated December 19, 2006 regarding the Strategic Opportunities Trust and the Large Cap Trust. - Previously filed as Exhibit (d) (1) (N) to Post Effective Amendment No. 72 filed on February 13, 2007.

6(a)(16) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser, regarding new portfolios to become effective April 30, 2007 - Previously filed as Exhibit to Post
           Effective Amendment No. 73 filed on April 20, 2007.

6(b)       Form of Subadvisory Agreement between the Adviser and T. Rowe Price
           Associates, Inc. - previously filed as exhibit (d)(8) to post-effective amendment no. 41 filed March 1, 1999.

6(c)       Form of Subadvisory Agreement between the Adviser and Wellington
           Management Company LLP - previously filed as exhibit (d)(2) to post effective amendment no. 41 filed March 1, 1999.

EXHIBIT
 NUMBER                                 DESCRIPTION*
------                                  ------------
           * Unless otherwise stated, all filing references are to File No.
           2-94157.

6(d)       Form of Subadvisory Agreement Amendment between Manufacturers
           Securities Services, LLC and (a) AIM, (b) Capital Guardian, (c)
           Founders, (d) Franklin Advisors, (e) Janus, (f) MAC, (g) Miller
           Anderson, (h) Munder, (i) SBAM, (k) SsgA Funds Management, (l) T.
           Rowe Price. - previously filed as exhibit (d)(23) to post-effective amendment no. 48 filed on March 1, 2002.

6(e)       Form of Subadvisory Agreement between the Adviser and (a) American
           Century, (b) Legg Mason, (c) Pzena, (d) Sustainable Growth Advisors.
           - Previously filed as exhibit (a)(28) to post effective amendment no.
           60 filed on February 13, 2004.

6(f)       Form of Amendment No. 1 to Subadvisory Consulting Agreement -
           Deutsche Asset Management - Previously filed as exhibit (d)(27) to post effective amendment no. 60 filed on February 13, 2004.

6(g)       Form of Amendment No. 1 to Subadvisory Agreement - MFC Global Asset
           Management (U.S.A.) - Previously filed as exhibit (d)(26) to post effective amendment no. 60 filed on February 13, 2004.

6(h)       Form of Subadvisory Agreement between the Adviser and (a) SSgA Funds
           Management, Inc., (b) Declaration Management & Research LLC and (c)
           Independence Investment LLC - previously filed as exhibit (a) (29) to post effective amendment no. 62 filed on November 4, 2004.

6(i) Form of amendment to subadvisory agreement for the following subadvisers: (a) AIM, (b) American Century, (c) Davis, (d)
           Declaration, (e) DeAM Lifestyle, (f) DeAM nonLifestyle, (g) Franklin,
           (h) GMO, (i) Independence, (ii) John Hancock, (j) Jennison, (k) Legg
           Mason, (l) Lord Abbet, (m) Fund Asset Management, (n) MFC Global, (o)
           Marsico, (p) MFS, (q) Morgan Stanley, (u) Munder, (r) Sustainable
           Growth, (s) T. Rowe, (t) Templeton, (w) Templeton Global, (x) UBS,
           (y) Wellington, (z) Wells Capital. - Previously filed as exhibit
           (d)(33) to post effective amendment no. 69 filed on February 10, 2006.

6(j)       Sub-Subadvisory Agreement between Deutsche Asset Management (Hong
           Kong) Limited and RREEF America, L.L.C. dated April 28, 2006 -
           Previously filed as exhibit (d) (40) to post effective amendment no.
           72 filed on February 13, 2007.

6(k)       Sub-Subadvisory Agreement between Deutsche Asset Management
           International GMBH and RREEF America, L.L.C. dated April 28, 2006 -
           Previously filed as exhibit (d) (41) to post effective amendment no.
           72 filed on February 13, 2007.

6(l)       Sub-Subadvisory Agreement between Deutsche Investments Australia
           Limited and RREEF America, L.L.C. dated April 28, 2006 - Previously filed as exhibit (d) (42) to post effective amendment no. 72 filed on February 13, 2007.

6(m)       Amendment to Subadvisory Agreement November 23, 2002 relating to
           Dynamic Growth Trust between John Hancock Investment Management
           Services, LLC and Deutsche Asset Management, Inc. dated June 30, 2006
           - Previously filed as exhibit (d) (58) to post effective amendment no. 72 filed on February 13, 2007.

6(n)       Amendment to Subadvisory Agreement dated May 1, 2003 relating to
           Absolute Return Trust between John Hancock Investment Management
           Services, LLC and MFC Global Investment Management (U.S.A.) Limited dated April 28, 2006 - Previously filed as exhibit (d) (63) to post effective amendment no. 72 filed on February 13, 2007.

6(o)       Amendment to Subadvisory Agreement dated January 28, 1999 relating to
           Real Estate Equity Trust between John Hancock Investment Management
           Services, LLC and T. Rowe Price Associates, Inc. dated April 28, 2006
           - Previously filed as exhibit (d) (68) to post effective amendment no. 72 filed on February 13, 2007.

EXHIBIT
 NUMBER                                 DESCRIPTION*
------                                  ------------
           * Unless otherwise stated, all filing references are to File No.
           2-94157.

6(p)       Amendment to Subadvisory Agreement dated January 28, 1999 relating to
           Science & Technology Trust between John Hancock Investment Management
           Services, LLC and T. Rowe Price Associates, Inc. dated October 30,
           2006. - Previously filed as exhibit (d) (69) to post effective amendment no. 72 filed on February 13, 2007.

6(q)       Amendments to Subadvisory Agreements dated April 30, 2007 between
           John Hancock Investment Management Services, LLC and (a) MFC Global
           Investment Management (U.S.), LLC, (b) MFC Global Investment
           Management (U.S.A), Ltd., (c) Wellington Investment Management, (d)
           Dimensional Fund Advisors. - Previously filed as exhibit (d)(73) to post effective amendment no. 76 filed on October 12, 2007

6(r)       Amendment to Subadvisory Agreement dated January 29, 1999 relating to
           Special Value Trust between John Hancock Investment Management
           Services, LLC and Wellington Management Company, LLP, dated June 29,
           2007. - Previously filed as exhibit (d)(75) to post effective amendment no. 76 filed on October 12, 2007.

6(s) Form of Amendment to Subadvisory Agreement dated May 1, 2003 relating to American Fundamental Holdings and American Global Diversification
           Trusts between John Hancock Investment Management Services, LLC and
           MFC Global Investment Management (U.S.A), Ltd. - Previously filed as exhibit (a)(48) to post effective amendment no. 74 filed on July 31, 2007.

6(t) Form of Amendment to Subadvisory Agreement dated May 1, 2003 relating to Global Balanced Trust, Lifecycle 2010 Trust, Lifecycle 2015 Trust,
           Lifecycle 2020 Trust, Lifecycle 2025 Trust, Lifecycle 2030 Trust,
           Lifecycle 2035 Trust, Lifecycle 2040 Trust, Lifecycle 2045 Trust,
           Lifecycle 2050 Trust, Lifecycle Retirement Trust between John Hancock
           Investment Management Services, LLC and MFC Global Investment
           Management (U.S.A), Ltd. - Previously filed as exhibit (d)(78) to post effective amendment no. 76 filed on October 12, 2007.

6(u) Form of Amendment to Subadvisory Agreement dated January 29, 1999 relating to Global Asset Allocation Trust between John Hancock
           Investment Management Services, LLC and Wellington Management
           Company, LLP. - Previously filed as exhibit (d)(79) to post effective amendment no. 76 filed on October 12, 2007.

6(v)       Amendment dated December 14, 2007 to Subadvisory Agreement dated
           January 29, 1999 relating to Dynamic Growth Trust between John
           Hancock Investment Management Services, LLC and Wellington Management
           Company, LLP--filed herewith.

6(w)       Amendment dated December 17, 2007 to Subadvisory Agreement dated
           January 28, 1999 relating to U.S. Global Leaders Growth Trust between
           John Hancock Investment Management Services, LLC and T. Rowe Price
           Associates, Inc.--filed herewith

7(a) Form of Distribution Agreement between Manufacturers Investment Trust and Manulife Financial Services LLC -- previously filed as Exhibit
           (e) to Post-Effective Amendment No. 60 filed on February 13, 2004.

7(b)       Form of Amendment to Distribution Agreement dated September 28, 2004
           - Previously filed as Exhibit (e)(1) to Post-Effective Amendment No.
           62 filed on November 4, 2004.

8          Not Applicable

9          Custodian Agreement Between the Trust and State Street Bank and Trust
           Company, dated March 24, 1988 is incorporated by reference to Exhibit
           (g) to Post-Effective Amendment No. 63 filed February 11, 2005.

EXHIBIT
 NUMBER                                 DESCRIPTION*
------                                  ------------
           * Unless otherwise stated, all filing references are to File No.
           2-94157.

10(a) Amended and Restated Class A and Class B Rule 12b-1 Plans (now referred as Series I and Series II 12b-1 Plans) - previously filed as
           Exhibit (m) to Post-Effective Amendment No. 49 filed on July 19,
           2002.

10(a)(1)   Rule 12b-1 Plan for Series III - previously filed as Exhibit (n) to
           Post-Effective Amendment No. 57 filed on April 22, 2003.

10(a)(2)   Amended and Restated Rule 12b-1 Plans for Series I, Series II and
           Series III; Rule 12b-1 Plan for Series IIIA (Lifestyle Trusts only) -
           Previously filed as Exhibit (m)(2) to Post-Effective Amendment No. 62 filed on November 4, 2004.

10(b)      Amended and Restated Rule 18f-3 Plan - Previously filed as Exhibit
           (n)(2) to Post-Effective Amendment No. 62 filed on November 4, 2004.

11 Opinion and Consent of Betsy Anne Seel, Esq., regarding legality of issuance of shares and other matters - Filed herewith.

12 Forms of Opinion of Dykema Gossett PLLC on tax matters- Filed herewith.

13         Not Applicable.

14(a)      Consent of PricewaterhouseCoopers LLP -- Filed herewith.

14(b)      Consent of Dykema Gossett PLLC - Filed herewith.

14(c)      Consent of Betsy Anne Seel - Included in Exhibit 11.

15         Not Applicable

16         Powers of Attorney for all Trustees - Filed herewith.

17(a)      Statement of Additional Information of John Hancock Trust dated May
           1, 2007(including Supplements thereto dated May 3, 2007, May 11,
           2007, June 25, 2007, July 2, 2007 and October 1, 2007)--previously filed on, respectively, May 3, 2007, May 11, 2007, June 25, 2007,
           July 2, 2007 and October 1, 2007.

17(b)      Annual Report of John Hancock Trust for the fiscal year ended
           December 31, 2006 -- previously filed on Form N-CSR on March 8, 2007.

17(c) Semi-Annual Report of John Hancock Trust for the six-month period ended June 30, 2007 - previously filed on Form N-CSRS on September 7,
           2007.

ITEM 17. UNDERTAKINGS

     (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, John Hancock Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 17th day of January 2008.

                                        JOHN HANCOCK TRUST
                                        (Registrant)


                                        By: /s/ Keith F. Hartstein
                                            ------------------------------------
                                            Keith F. Hartstein, President

Attest:


/s/ Betsy Anne Seel
-------------------------------------
Betsy Anne Seel, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

/s/ Charles L. Bardelis*                Trustee                                       **
-------------------------------------   -------------------------          -------------------------
Charles L. Bardelis                                                                 (Date)


/s/ James R. Boyle*                     Trustee                                       **
-------------------------------------                                      -------------------------
James R. Boyle                                                                      (Date)


/s/ Peter S. Burgess*                   Trustee                                       **
-------------------------------------                                      -------------------------
Peter S. Burgess                                                                    (Date)


/s/ Elizabeth G. Cook*                  Trustee                                       **
-------------------------------------                                      -------------------------
Elizabeth G. Cook                                                                   (Date)


/s/ Hassell H. McClellan*               Trustee                                       **
-------------------------------------                                      -------------------------
Hassell H. McClellan                                                                (Date)


/s/ James. M. Oates*                    Trustee and Chairman                          **
-------------------------------------                                      -------------------------
James M. Oates                                                                      (Date)


/s/ F. David Rolwing*                   Trustee                                       **
-------------------------------------                                      -------------------------
F. David Rolwing                                                                    (Date)


/s/ Keith F. Hartstein                  President                                     **
-------------------------------------   (Chief Executive Officer)          -------------------------
Keith F. Hartstein                                                                  (Date)


/s/ Gordon M. Shone                     Treasurer (Principal Financial                **
-------------------------------------   Officer and Principal Accounting   -------------------------
Gordon M. Shone                         Officer)                                    (Date)


* By: /s/ Betsy Anne Seel
Betsy Anne Seel
Attorney-in-Fact Pursuant to
Powers of Attorney
Filed herewith.
**January 17, 2008

                               JOHN HANCOCK TRUST

                                INDEX TO EXHIBITS

EXHIBIT
NUMBER                            DESCRIPTION OF EXHIBIT
--------                          ----------------------
    4      Agreement and Plan of Reorganization (filed herewith as Exhibit A to the Proxy Statement/Prospectus).

   6(v)    Amendment dated December 14, 2007 to Subadvisory Agreement dated
           January 29, 1999 relating to Dynamic Growth Trust between John
           Hancock Investment Management Services, LLC and Wellington Management
           Company, LLP

   6(w)    Amendment dated December 17, 2007 to Subadvisory Agreement dated
           January 28, 1999 relating to U.S. Global Leaders Growth Trust between
           John Hancock Investment Management Services, LLC and T. Rowe Price
           Associates, Inc.

    11 Opinion and Consent of Betsy Anne Seel, Esq., regarding legality of issuance of shares and other matters.

    12     Forms of Opinions of Dykema Gossett PLLC on tax matters.

  14(a)    Consent of PricewaterhouseCoopers LLP

  14(b)    Consent of Dykema Gossett PLLC.

    16     Powers of Attorney for all Trustees.